GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations – 85.2%
Bahamas – 0.3%
Bahamas Government International Bond ( B+ / B1 )
$ 200,000 8.950% 10/15/32 $ 195,612
Bahrain – 2.9%
Bahrain Government International Bond ( B+ / B2 )
200,000 5.625 09/30/31 188,831
200,000 6.250 01/25/51 168,500
200,000 7.500 09/20/47 193,078
200,000 6.000 09/19/44 165,000
550,000 7.000 01/26/26 554,975
225,000 5.625 05/18/34 203,907
UAE Government International Bond ( B+ / B2 )
225,000 7.375 05/14/30 235,126
1,709,417
Brazil – 3.7%
Brazilian Government International Bond ( BB / Ba2 )
779,000 6.000 10/20/33 755,729
585,000 5.625 01/07/41 516,718
270,000 5.000 01/27/45 208,575
200,000 3.875 06/12/30 177,194
300,000 4.625 01/13/28 289,836
200,000 7.125 01/20/37 210,250
2,158,302
Côte d'Ivoire – 0.3%
Ivory Coast Government International Bond ( BB- / Ba2 )
200,000 8.250 01/30/37 195,352
Chile – 2.9%
Chile Government International Bond ( A / A2 )
600,000 3.500 01/31/34 518,141
200,000 4.000 01/31/52 154,419
200,000 5.330 01/05/54 188,104
400,000 3.240 02/06/28 374,160
210,000 3.125 01/21/26 202,150
200,000 3.100 01/22/61 122,349
225,000 3.250 09/21/71 137,805
1,697,128
China – 2.8%
China Government International Bond ( NR / NR )
200,000 2.750 12/03/39 156,414
200,000 3.500 10/19/28 192,007
200,000 1.750 10/26/31 166,554
632,000 1.200 10/21/30 518,569
400,000 1.250 10/26/26 367,723
250,000 4.000 10/19/48 221,155
1,622,422
Colombia – 4.9%
Colombia Government International Bond ( BB+ / Baa2 )
500,000 3.125 04/15/31 393,394
550,000 5.000 06/15/45 387,460
400,000 5.200 05/15/49 281,826
300,000 3.875 04/25/27 280,912
250,000 3.250 04/22/32 191,118
200,000 8.750 11/14/53 209,567
200,000 7.375 09/18/37 194,803
275,000 5.625 02/26/44 210,787
300,000 6.125 01/18/41 251,825
460,000 3.000 01/30/30 374,306
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Colombia – (continued)
Colombia Government International Bond (BB+/Baa2)
(continued)
$ 200,000 4.125% 05/15/51 $ 119,131
2,895,129
Costa Rica – 1.8%
Costa Rica Government International Bond ( BB- / B1 )
450,000 6.125 02/19/31 451,688
400,000 7.158 03/12/45 416,000
200,000 6.550 04/03/34 204,250
1,071,938
Dominican Republic – 4.8%
Dominican Republic International Bond ( BB / Ba3 )
425,000 6.000 07/19/28 422,344
450,000 4.875 09/23/32 402,188
150,000 6.875 01/29/26 152,062
200,000 5.500 02/22/29 193,250
175,000 7.450 04/30/44 183,094
200,000 6.400 06/05/49 186,000
225,000 6.850 01/27/45 221,062
300,000 5.875 01/30/60 253,500
225,000 4.500 01/30/30 205,031
450,000 5.950 01/25/27 448,313
150,000 6.500 02/15/48 141,375
2,808,219
Ecuador – 1.6%
Ecuador Government International Bond
(a)
( B- / Ba3 )
850,000 3.500 07/31/35 443,062
450,000 6.000 07/31/30 306,000
450,000 2.500 07/31/40 214,313
963,375
Egypt – 4.4%
Egypt Government International Bond ( B- / Caa1 )
200,000 7.300 09/30/33 165,033
200,000 5.875 06/11/25 196,690
200,000 7.903 02/21/48 149,750
200,000 7.500 01/31/27 195,750
200,000 8.875 05/29/50 161,500
200,000 3.875 02/16/26 186,297
200,000 6.588 02/21/28 185,695
200,000 8.700 03/01/49 159,500
300,000 5.800 09/30/27 275,481
350,000 7.625 05/29/32 299,645
450,000 8.500 01/31/47 353,250
200,000 7.500 02/16/61 141,750
134,000 6.875 04/30/40 97,317
2,567,658
Guatemala – 1.5%
Guatemala Government Bond ( BB / NR )
225,000 3.700 10/07/33 182,531
200,000 6.125 06/01/50 181,500
300,000 5.375 04/24/32 283,875
200,000 6.600 06/13/36 200,750
848,656
Honduras – 0.2%
Honduras Government International Bond ( BB- / B1 )
150,000 6.250 01/19/27 143,250

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Hungary – 2.8%
Hungary Government International Bond ( BBB- / Baa2 )
$ 550,000 7.625% 03/29/41 $ 622,181
403,000 5.250 06/16/29 394,190
200,000 5.500 06/16/34 192,876
200,000 6.125 05/22/28 203,831
200,000 6.750 09/25/52 212,351
1,625,429
Indonesia – 4.0%
Indonesia Government International Bond ( BBB / Baa2 )
275,000 3.050 03/12/51 187,130
200,000 4.300 03/31/52 166,533
200,000 3.850 07/18/27 191,555
125,000 8.500 10/12/35 157,635
225,000 4.200 10/15/50 185,090
400,000 4.650 09/20/32 384,335
325,000 7.750 01/17/38 398,525
423,000 3.550 03/31/32 377,105
350,000 2.850 02/14/30 308,902
2,356,810
Ivory Coast – 0.7%
Ivory Coast Government International Bond ( BB- / Ba2 )
426,000 6.125 06/15/33 379,140
Jordan – 1.2%
Jordan Government International Bond ( B+ / Ba3 )
200,000 7.500 01/13/29 200,828
350,000 5.850 07/07/30 321,890
Jordan Government International Bond , Series RegS ( B+ / Ba3 )
200,000 6.125 01/29/26 196,052
718,770
Kazakhstan – 1.1%
Kazakhstan Government International Bond ( BBB- / Baa2 )
200,000 5.125 07/21/25 199,948
225,000 6.500 07/21/45 253,296
200,000 4.875 10/14/44 190,876
644,120
Kenya – 1.2%
Republic of Kenya Government International Bond ( B / B3 )
200,000 8.250 02/28/48 167,500
200,000 8.000 05/22/32 182,953
350,000 7.000 05/22/27 337,320
687,773
Kuwait – 0.7%
Kuwait International Government Bond ( A+ / NR )
400,000 3.500 03/20/27 382,742
Mexico – 3.4%
Mexico Government International Bond ( BBB / Baa2 )
600,000 4.875 05/19/33 558,650
200,000 6.338 05/04/53 191,888
200,000 3.750 01/11/28 188,871
325,000 4.500 04/22/29 311,353
200,000 6.000 05/07/36 197,225
150,000 5.550 01/21/45 136,335
50,000 6.050 01/11/40 48,945
Mexico Government International Bond , MTN ( BBB / Baa2 )
175,000 7.500 04/08/33 195,960
150,000 4.750 03/08/44 121,764
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Mexico – (continued)
Mexico Government International Bond, MTN (BBB/Baa2)
(continued)
$ 50,000 8.300% 08/15/31 $ 59,495
2,010,486
Morocco – 1.3%
Morocco Government International Bond ( BB+ / Ba1 )
200,000 6.500 09/08/33 205,064
350,000 4.000 12/15/50 237,563
300,000 5.950 03/08/28 300,373
743,000
Nigeria – 2.5%
Nigeria Government International Bond ( B- / Caa1 )
200,000 7.375 09/28/33 167,042
200,000 8.747 01/21/31 188,690
200,000 8.250 09/28/51 157,575
200,000 6.500 11/28/27 187,000
200,000 7.696 02/23/38 158,660
249,000 6.125 09/28/28 221,283
275,000 7.875 02/16/32 242,659
200,000 7.625 11/28/47 150,000
1,472,909
Panama – 4.8%
Panama Bonos del Tesoro
(b)
, Series DOM ( BBB / Baa3 )
200,000 6.375 07/25/33 189,500
Panama Government International Bond ( BBB / Baa3 )
275,000 4.500 04/01/56 178,063
200,000 6.853 03/28/54 182,500
200,000 3.875 03/17/28 184,000
250,000 4.500 04/16/50 167,500
150,000 6.700 01/26/36 144,750
400,000 2.252 09/29/32 287,000
260,000 8.875 09/30/27 280,475
225,000 3.750 03/16/25 221,625
232,000 9.375 04/01/29 258,680
410,000 3.160 01/23/30 343,375
245,000 3.870 07/23/60 139,650
200,000 4.500 01/19/63 127,500
200,000 4.300 04/29/53 127,000
2,831,618
Philippines – 4.4%
Philippine Government International Bond ( BBB+ / Baa2 )
650,000 10.625 03/16/25 676,331
283,000 3.200 07/06/46 197,889
200,000 3.700 03/01/41 159,572
200,000 3.700 02/02/42 157,864
770,000 2.950 05/05/45 523,625
400,000 3.000 02/01/28 371,423
450,000 2.650 12/10/45 289,333
200,000 6.375 10/23/34 217,302
2,593,339
Poland – 4.0%
Republic of Poland Government International Bond ( A- / A2 )
1,000,000 3.250 04/06/26 970,435
500,000 4.875 10/04/33 483,630
500,000 5.500 04/04/53 485,483
400,000 5.500 11/16/27 406,090
2,345,638

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Qatar – 3.5%
Qatar Government International Bond ( AA / Aa2 )
$ 300,000 4.000% 03/14/29 $ 288,410
350,000 4.817 03/14/49 318,486
550,000 3.750 04/16/30 517,990
200,000 3.400 04/16/25 196,271
200,000 4.625 06/02/46 179,548
220,000 5.103 04/23/48 209,116
UAE Government International Bond ( AA / Aa2 )
400,000 4.400 04/16/50 341,510
2,051,331
Romania – 3.6%
Romanian Government International Bond ( BBB- / Baa3 )
380,000 6.125 01/22/44 361,315
400,000 3.625 03/27/32 336,751
420,000 3.000 02/14/31 348,050
460,000 5.250 11/25/27 452,028
300,000 7.125 01/17/33 315,052
280,000 5.125 06/15/48 234,592
50,000 7.625 01/17/53 54,280
2,102,068
Saudi Arabia – 3.7%
Saudi Government International Bond ( NR / A1 )
200,000 4.500 04/22/60 159,914
200,000 5.500 10/25/32 203,356
200,000 5.750 01/16/54 192,977
200,000 4.625 10/04/47 169,313
400,000 2.500 02/03/27 372,650
400,000 3.250 10/22/30 358,148
225,000 4.375 04/16/29 217,839
225,000 4.500 04/17/30 216,847
350,000 4.500 10/26/46 292,759
2,183,803
Serbia – 0.6%
Serbia International Bond ( BB+ / Ba2 )
200,000 6.500 09/26/33 200,987
200,000 2.125 12/01/30 159,000
359,987
Trinidad and Tobago – 0.3%
Trinidad & Tobago Government International Bond ( BBB- / Ba2 )
200,000 4.500 08/04/26 193,750
Turkey – 4.2%
Turkiye Government International Bond ( NR / B3 )
525,000 5.750 05/11/47 402,281
400,000 7.625 05/15/34 403,087
525,000 4.875 10/09/26 507,454
362,000 6.875 03/17/36 341,384
330,000 4.250 03/13/25 324,468
200,000 9.375 03/14/29 217,882
200,000 6.000 01/14/41 165,303
100,000 11.875 01/15/30 124,750
2,486,609
United Arab Emirates – 1.5%
UAE Government International Bond ( NR / Aa2 )
477,000 2.875 10/19/41 343,345
350,000 2.000 10/19/31 287,178
375,000 3.250 10/19/61 246,583
877,106
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Uruguay – 3.3%
Uruguay Government International Bond
(c)
( BBB+ / Baa1 )
$ 350,000 5.100% 06/18/50 $ 327,469
380,000 4.975 04/20/55 345,800
200,000 5.750 10/28/34 208,000
200,000 7.625 03/21/36 238,250
408,000 4.375 01/23/31 395,760
200,000 4.125 11/20/45 172,500
150,000 4.375 10/27/27 148,875
60,000 7.875 01/15/33 71,025
1,907,679
Uzbekistan – 0.3%
Republic of Uzbekistan International Bond ( BB- / NR )
200,000 3.900 10/19/31 163,252
TOTAL SOVEREIGN DEBT
OBLIGATIONS
(Cost $51,702,595)
49,993,817
a
Corporate Obligations – 13.2%
Brazil – 1.7%
Petrobras Global Finance BV ( BB / Ba1 )
200,000 7.375 01/17/27 207,000
200,000 5.999 01/27/28 200,000
301,000 6.500 07/03/33 301,771
216,000 6.850 06/05/15 190,890
71,000 6.900 03/19/49 66,868
966,529
Chile – 2.0%
Corp. Nacional del Cobre de Chile ( BBB+ / Baa1 )
200,000 3.700 01/30/50 134,979
200,000 3.000 09/30/29 175,250
200,000 3.150 01/14/30 175,750
200,000 3.625 08/01/27 188,484
400,000 4.500 08/01/47 311,068
Empresa de Transporte de Pasajeros Metro SA ( NR / A3 )
200,000 4.700 05/07/50 162,113
1,147,644
China – 0.3%
China Development Bank Financial Leasing Co. Ltd.
(d)
( BBB+ / NR ) (US 5 Year CMT T-Note + 2.750%)
200,000 2.875 09/28/30 192,104
Hungary – 0.4%
Magyar Export-Import Bank Zrt ( BBB- / NR )
200,000 6.125 12/04/27 201,335
India – 3.0%
Export-Import Bank of India ( NR / Baa3 )
200,000 3.875 02/01/28 190,537
400,000 3.375 08/05/26 383,210
250,000 3.250 01/15/30 224,200
Indian Railway Finance Corp. Ltd. ( BBB- / Baa3 )
350,000 2.800 02/10/31 297,586
200,000 3.570 01/21/32 176,284
Power Finance Corp. Ltd. ( NR / Baa3 )
200,000 3.950 04/23/30 182,250

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Obligations (Continued)
India – (continued)
REC Ltd. ( NR / Baa3 )
$ 303,000 5.625% 04/11/28 $ 303,995
1,758,062
Indonesia – 1.0%
Pertamina Persero PT ( NR / Baa2 )
457,000 3.100 08/27/30 401,589
200,000 6.450 05/30/44 208,000
609,589
Mexico – 2.2%
Petroleos Mexicanos ( BBB / B3 )
175,000 5.350 02/12/28 156,196
200,000 4.500 01/23/26 188,645
180,000 6.500 03/13/27 170,085
428,000 6.750 09/21/47 287,426
100,000 6.840 01/23/30 88,139
75,000 7.690 01/23/50 54,780
100,000 6.950 01/28/60 66,534
50,000 6.500 01/23/29 45,186
100,000 6.875 10/16/25 98,563
199,000 5.625 01/23/46 121,438
25,000 6.625 06/15/35 19,191
25,000 6.500 06/02/41 17,281
1,313,464
Poland – 0.3%
Bank Gospodarstwa Krajowego ( NR / A2 )
200,000 5.375 05/22/33 198,965
Qatar – 0.8%
QatarEnergy ( AA / Aa2 )
300,000 3.300 07/12/51 205,813
309,000 2.250 07/12/31 255,536
461,349
Saudi Arabia – 1.5%
Gaci First Investment Co. ( NR / A1 )
200,000 4.875 02/14/35 187,784
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Obligations (Continued)
Saudi Arabia – (continued)
Gaci First Investment Co. (NR/A1) (continued)
$ 200,000 5.250% 01/29/34 $ 195,180
Saudi Arabian Oil Co. ( NR / A1 )
200,000 4.250 04/16/39 171,701
375,000 3.500 04/16/29 347,724
902,389
TOTAL CORPORATE
OBLIGATIONS
(Cost $8,051,618)
7,751,430
Shares Dividend Rate Value
aa a
Investment Company – 0.2%
(e)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
116,933 5.227% 116,933
(Cost $116,933)
TOTAL INVESTMENTS – 98.6%
(Cost $59,871,146)
$ 57,862,180
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.4%
845,734
NET ASSETS – 100.0%
$ 58,707,914
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Step coupon.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Pay-in-kind securities.
(d)
Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2024.
(e)
Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
MTN — Medium Term Note

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 91.6%
Advertising – 1.4%
Clear Channel Outdoor Holdings, Inc.
$ 516,000 5.125%
08/15/27
(a)
$ 490,200
100,000 7.750
04/15/28
(a)
86,625
300,000 9.000
09/15/28
(a)
311,625
236,000 7.500
06/01/29
(a)
193,520
Lamar Media Corp.
279,000 3.750
02/15/28
259,470
234,000 4.000
02/15/30
210,308
200,000 3.625
01/15/31
173,250
Outfront Media Capital LLC / Outfront Media Capital Corp.
460,000 4.625
03/15/30
(a)
410,550
2,135,548
Aerospace & Defense – 1.9%
Spirit AeroSystems, Inc.
100,000 4.600
06/15/28
91,500
170,000 9.375
11/30/29
(a)
182,962
100,000 9.750
11/15/30
(a)
109,625
TransDigm, Inc.
523,000 5.500
11/15/27
510,579
152,000 6.750
08/15/28
(a)
154,090
698,000 4.625
01/15/29
645,650
350,000 6.875
12/15/30
(a)
353,937
300,000 7.125
12/01/31
(a)
306,938
640,000 6.625
03/01/32
(a)
642,800
2,998,081
Banks – 0.5%
Freedom Mortgage Corp.
297,000 7.625
05/01/26
(a)
295,886
200,000 6.625
01/15/27
(a)
193,750
100,000 12.000
10/01/28
(a)
108,250
180,000 12.250
10/01/30
(a)
197,775
795,661
Basic Industry – 1.4%
Axalta Coating Systems LLC
280,000 3.375
02/15/29
(a)
249,900
Chemours Co. (The)
213,000 5.750
11/15/28
(a)
195,960
Olin Corp.
269,000 5.625
08/01/29
262,611
210,000 5.000
02/01/30
198,713
Olympus Water  U.S. Holding Corp.
280,000 4.250
10/01/28
(a)
258,650
200,000 6.250
10/01/29
(a)
185,250
SCIH Salt Holdings, Inc.
303,000 6.625
05/01/29
(a)
285,956
Tronox, Inc.
417,000 4.625
03/15/29
(a)
378,428
WR Grace Holdings LLC
188,000 4.875
06/15/27
(a)
181,420
2,196,888
Broadcasting – 1.7%
iHeartCommunications, Inc.
450,000 6.375
05/01/26
344,250
200,000 8.375
05/01/27
73,000
250,000 5.250
08/15/27
(a)
139,375
Nexstar Media, Inc.
100,000 5.625
07/15/27
(a)
94,750
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Broadcasting – (continued)
Sirius XM Radio, Inc.
$ 350,000 3.125%
09/01/26
(a)
$ 327,687
476,000 5.000
08/01/27
(a)
451,605
326,000 4.000
07/15/28
(a)
291,770
639,000 3.875
09/01/31
(a)
510,801
TEGNA, Inc.
300,000 4.750
03/15/26
(a)
291,750
2,524,988
Brokerage – 0.4%
Coinbase Global, Inc.
138,000 3.375
10/01/28
(a)
117,818
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
200,000 5.000
08/15/28
(a)
184,687
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp.
284,000 4.750
06/15/29
(a)
257,375
559,880
Building Materials – 1.7%
American Builders & Contractors Supply Co., Inc.
171,000 4.000
01/15/28
(a)
159,671
120,000 3.875
11/15/29
(a)
106,050
Builders FirstSource, Inc.
88,000 5.000
03/01/30
(a)
82,830
292,000 4.250
02/01/32
(a)
255,500
240,000 6.375
06/15/32
(a)
239,400
100,000 6.375
03/01/34
(a)
98,375
Smyrna Ready Mix Concrete LLC
100,000 6.000
11/01/28
(a)
96,625
500,000 8.875
11/15/31
(a)
526,875
SRS Distribution, Inc.
100,000 4.625
07/01/28
(a)
99,563
Standard Industries, Inc.
300,000 5.000
02/15/27
(a)
291,750
329,000 4.375
07/15/30
(a)
293,547
201,000 3.375
01/15/31
(a)
168,054
Summit Materials LLC / Summit Materials Finance Corp.
100,000 7.250
01/15/31
(a)
103,125
2,521,365
Capital Goods – 4.0%
ASP Unifrax Holdings, Inc.
320,000 5.250
09/30/28
(a)
162,000
Ball Corp.
300,000 6.875
03/15/28
306,000
250,000 6.000
06/15/29
250,625
482,000 2.875
08/15/30
409,700
Chart Industries, Inc.
100,000 7.500
01/01/30
(a)
103,000
Clean Harbors, Inc.
300,000 4.875
07/15/27
(a)
290,250
Clydesdale Acquisition Holdings, Inc.
151,000 6.625
04/15/29
(a)
149,112
210,000 8.750
04/15/30
(a)
202,913
Crown Americas LLC / Crown Americas Capital Corp. V
198,000 4.250
09/30/26
191,565
Crown Americas LLC / Crown Americas Capital Corp. VI
148,000 4.750
02/01/26
145,410
Emerald Debt Merger Sub LLC
400,000 6.625
12/15/30
(a)
402,000

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
EquipmentShare.com, Inc.
$ 300,000 9.000%
05/15/28
(a)
$ 310,500
Graham Packaging Co., Inc.
100,000 7.125
08/15/28
(a)
94,375
Herc Holdings, Inc.
214,000 5.500
07/15/27
(a)
209,453
LABL, Inc.
233,000 6.750
07/15/26
(a)
230,961
152,000 10.500
07/15/27
(a)
148,770
170,000 5.875
11/01/28
(a)
153,425
100,000 8.250
11/01/29
(a)
85,375
Madison IAQ LLC
100,000 4.125
06/30/28
(a)
92,750
Mauser Packaging Solutions Holding Co.
645,000 7.875
04/15/27
(a)
659,512
300,000 9.250
04/15/27
(a)
298,875
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group
Issuer, Inc.
190,000 4.375
10/15/28
(a)
176,937
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC
100,000 4.000
10/15/27
(a)
93,375
Reworld Holding Corp.
321,000 4.875
12/01/29
(a)
293,142
Sealed Air Corp.
450,000 6.875
07/15/33
(a)
465,188
Sensata Technologies, Inc.
100,000 3.750
02/15/31
(a)
86,625
6,011,838
Communications – 7.0%
AMC Networks, Inc.
175,000 4.250
02/15/29
124,250
CCO Holdings LLC / CCO Holdings Capital Corp.
560,000 5.125
05/01/27
(a)
535,500
775,000 5.000
02/01/28
(a)
717,844
279,000 5.375
06/01/29
(a)
250,751
200,000 6.375
09/01/29
(a)
187,500
478,000 4.750
03/01/30
(a)
408,092
430,000 4.500
08/15/30
(a)
358,512
350,000 4.250
02/01/31
(a)
282,188
440,000 7.375
03/01/31
(a)
426,250
350,000 4.750
02/01/32
(a)
283,063
532,000 4.500
05/01/32
422,275
200,000 4.500
06/01/33
(a)
155,250
388,000 4.250
01/15/34
(a)
291,485
CSC Holdings LLC
200,000 5.500
04/15/27
(a)
153,750
250,000 5.375
02/01/28
(a)
176,875
250,000 7.500
04/01/28
(a)
140,625
200,000 11.250
05/15/28
(a)
162,500
500,000 11.750
01/31/29
(a)
398,750
200,000 6.500
02/01/29
(a)
136,000
240,000 5.750
01/15/30
(a)
102,600
250,000 4.125
12/01/30
(a)
155,000
400,000 4.625
12/01/30
(a)
170,000
250,000 3.375
02/15/31
(a)
147,812
250,000 4.500
11/15/31
(a)
154,063
Directv Financing LLC
350,000 8.875
02/01/30
(a)
336,875
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
$ 543,000 5.875%
08/15/27
(a)
$ 511,778
DISH DBS Corp.
450,000 7.750
07/01/26
289,125
450,000 5.250
12/01/26
(a)
360,562
450,000 5.750
12/01/28
(a)
316,125
280,000 5.125
06/01/29
114,100
DISH Network Corp.
600,000 11.750
11/15/27
(a)
601,125
Live Nation Entertainment, Inc.
425,000 4.750
10/15/27
(a)
403,750
150,000 3.750
01/15/28
(a)
138,375
McGraw-Hill Education, Inc.
440,000 5.750
08/01/28
(a)
412,500
News Corp.
250,000 3.875
05/15/29
(a)
228,437
130,000 5.125
02/15/32
(a)
121,063
Radiate Holdco LLC / Radiate Finance, Inc.
250,000 4.500
09/15/26
(a)
185,625
WMG Acquisition Corp.
232,000 3.875
07/15/30
(a)
206,480
293,000 3.000
02/15/31
(a)
249,783
10,816,638
Consumer Cyclical – 18.3%
Adient Global Holdings Ltd.
500,000 8.250
04/15/31
(a)
521,287
ADT Security Corp. (The)
86,000 4.125
08/01/29
(a)
78,152
196,000 4.875
07/15/32
(a)
177,625
Allison Transmission, Inc.
279,000 3.750
01/30/31
(a)
241,335
AMC Entertainment Holdings, Inc.
200,000 10.000
06/15/26
(a)(b)
171,000
100,000 7.500
02/15/29
(a)
74,250
American Axle & Manufacturing, Inc.
246,000 6.875
07/01/28
244,770
126,000 5.000
10/01/29
114,660
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.
250,000 7.000
04/15/30
(a)
217,812
Asbury Automotive Group, Inc.
292,000 4.625
11/15/29
(a)
269,005
150,000 5.000
02/15/32
(a)
134,625
Bath & Body Works, Inc.
500,000 7.500
06/15/29
515,625
100,000 6.625
10/01/30
(a)
100,375
194,000 6.875
11/01/35
196,182
100,000 6.750
07/01/36
99,563
Boyd Gaming Corp.
108,000 4.750
12/01/27
103,005
146,000 4.750
06/15/31
(a)
131,217
Brink's Co. (The)
200,000 5.500
07/15/25
(a)
199,500
Caesars Entertainment, Inc.
305,000 8.125
07/01/27
(a)
310,576
358,000 4.625
10/15/29
(a)
324,437
200,000 7.000
02/15/30
(a)
202,750
140,000 6.500
02/15/32
(a)
138,950
Carnival Corp.
841,000 7.625
03/01/26
(a)
846,256

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Carnival Corp. – (continued)
$ 250,000 5.750%
03/01/27
(a)
$ 246,250
200,000 4.000
08/01/28
(a)
184,250
871,000 6.000
05/01/29
(a)
851,403
Carnival Holdings Bermuda Ltd.
273,000 10.375
05/01/28
(a)
295,181
Carvana Co.
120,000 12.000
12/01/28
(a)(b)
125,550
460,000 13.000
06/01/30
(a)(b)
474,375
460,000 14.000
06/01/31
(a)(b)
485,875
Century Communities, Inc.
150,000 6.750
06/01/27
150,375
200,000 3.875
08/15/29
(a)
176,500
Cinemark USA, Inc.
100,000 5.250
07/15/28
(a)
93,875
Clarios Global LP / Clarios  U.S. Finance Co.
289,000 8.500
05/15/27
(a)
290,806
100,000 6.750
05/15/28
(a)
101,125
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc.
147,000 4.625
01/15/29
(a)
132,851
564,000 6.750
01/15/30
(a)
499,140
FirstCash, Inc.
200,000 4.625
09/01/28
(a)
187,750
240,000 6.875
03/01/32
(a)
238,200
Gap, Inc. (The)
100,000 3.625
10/01/29
(a)
86,750
207,000 3.875
10/01/31
(a)
173,362
GEO Group, Inc. (The)
200,000 8.625
04/15/29
(a)
205,750
200,000 10.250
04/15/31
(a)
211,250
Goodyear Tire & Rubber Co. (The)
50,000 9.500
05/31/25
50,094
50,000 5.000
05/31/26
48,750
150,000 4.875
03/15/27
144,188
170,000 5.000
07/15/29
156,825
180,000 5.250
04/30/31
163,800
103,000 5.250
07/15/31
92,957
Guitar Center, Inc.
250,000 8.500
01/15/26
(a)
221,875
Hilton Domestic Operating Co., Inc.
50,000 5.375
05/01/25
(a)
49,937
220,000 5.750
05/01/28
(a)
218,350
225,000 3.750
05/01/29
(a)
204,469
45,000 4.875
01/15/30
42,525
283,000 4.000
05/01/31
(a)
249,785
289,000 3.625
02/15/32
(a)
245,400
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
419,000 5.000
06/01/29
(a)
388,622
300,000 6.625
01/15/32
(a)
298,500
Iron Mountain Information Management Services, Inc.
100,000 5.000
07/15/32
(a)
90,375
Iron Mountain, Inc.
200,000 4.875
09/15/27
(a)
193,500
239,000 5.250
03/15/28
(a)
230,337
100,000 5.000
07/15/28
(a)
95,375
200,000 7.000
02/15/29
(a)
203,500
100,000 4.875
09/15/29
(a)
92,875
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Iron Mountain, Inc. – (continued)
$ 319,000 5.250%
07/15/30
(a)
$ 299,461
400,000 4.500
02/15/31
(a)
357,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America
LLC
150,000 4.750
06/01/27
(a)
146,063
LCM Investments Holdings II LLC
290,000 4.875
05/01/29
(a)
269,700
Liberty Interactive LLC
200,000 8.250
02/01/30
106,000
Life Time, Inc.
60,000 8.000
04/15/26
(a)
60,675
Light & Wonder International, Inc.
145,000 7.000
05/15/28
(a)
146,631
146,000 7.250
11/15/29
(a)
148,373
250,000 7.500
09/01/31
(a)
257,187
Lithia Motors, Inc.
200,000 4.625
12/15/27
(a)
190,500
100,000 4.375
01/15/31
(a)
88,250
Macy's Retail Holdings LLC
190,000 5.875
04/01/29
(a)
183,825
170,000 5.875
03/15/30
(a)
162,350
141,000 6.125
03/15/32
(a)
134,479
MGM Resorts International
79,000 5.750
06/15/25
78,902
161,000 4.625
09/01/26
156,371
180,000 5.500
04/15/27
177,300
160,000 4.750
10/15/28
150,200
Mohegan Tribal Gaming Authority
354,000 8.000
02/01/26
(a)
330,105
200,000 13.250
12/15/27
(a)
225,750
NCL Corp. Ltd.
327,000 5.875
03/15/26
(a)
322,504
500,000 5.875
02/15/27
(a)
493,750
114,000 7.750
02/15/29
(a)
116,992
NCL Finance Ltd.
50,000 6.125
03/15/28
(a)
48,875
NMG Holding Co., Inc. / Neiman Marcus Group LLC
240,000 7.125
04/01/26
(a)
239,400
Nordstrom, Inc.
100,000 4.250
08/01/31
88,500
Penske Automotive Group, Inc.
110,000 3.750
06/15/29
98,038
PetSmart, Inc. / PetSmart Finance Corp.
250,000 4.750
02/15/28
(a)
233,125
250,000 7.750
02/15/29
(a)
238,750
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp.
100,000 5.625
09/01/29
(a)
72,625
100,000 5.875
09/01/31
(a)
69,875
Prime Security Services Borrower LLC / Prime Finance, Inc.
100,000 5.750
04/15/26
(a)
99,750
338,000 3.375
08/31/27
(a)
310,115
358,000 6.250
01/15/28
(a)
352,183
QVC, Inc.
450,000 4.750
02/15/27
387,563
50,000 4.375
09/01/28
37,500
RHP Hotel Properties LP / RHP Finance Corp.
100,000 4.750
10/15/27
96,375

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
RHP Hotel Properties LP / RHP Finance Corp. – (continued)
$ 100,000 7.250%
07/15/28
(a)
$ 102,250
329,000 4.500
02/15/29
(a)
304,736
Royal Caribbean Cruises Ltd.
420,000 4.250
07/01/26
(a)
405,300
200,000 5.500
08/31/26
(a)
197,250
100,000 5.375
07/15/27
(a)
97,875
140,000 3.700
03/15/28
129,850
351,000 5.500
04/01/28
(a)
343,980
100,000 7.250
01/15/30
(a)
103,000
Sabre GLBL, Inc.
400,000 8.625
06/01/27
(a)
369,500
Six Flags Entertainment Corp.
250,000 5.500
04/15/27
(a)
245,313
200,000 7.250
05/15/31
(a)
199,375
Staples, Inc.
333,000 7.500
04/15/26
(a)
333,000
Station Casinos LLC
100,000 4.500
02/15/28
(a)
93,250
Taylor Morrison Communities, Inc.
100,000 5.875
06/15/27
(a)
99,125
243,000 5.125
08/01/30
(a)
229,027
Tenneco, Inc.
300,000 8.000
11/17/28
(a)
274,125
TKC Holdings, Inc.
100,000 6.875
05/15/28
(a)
97,750
Travel + Leisure Co.
155,000 6.625
07/31/26
(a)
156,163
100,000 6.000
04/01/27
99,500
150,000 4.500
12/01/29
(a)
136,500
Wand NewCo 3, Inc.
540,000 7.625
01/30/32
(a)
554,850
Williams Scotsman, Inc.
254,000 6.125
06/15/25
(a)
253,365
290,000 7.375
10/01/31
(a)
298,700
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
200,000 5.250
05/15/27
(a)
195,000
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
200,000 5.125
10/01/29
(a)
189,500
Yum! Brands, Inc.
161,000 4.750
01/15/30
(a)
152,145
164,000 3.625
03/15/31
143,090
200,000 4.625
01/31/32
184,250
354,000 5.375
04/01/32
338,513
27,407,688
Consumer Noncyclical – 4.1%
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP /
Albertsons LLC
580,000 3.500
03/15/29
(a)
520,550
650,000 4.875
02/15/30
(a)
611,812
Allied Universal Holdco LLC / Allied Universal Finance Corp.
3,000 6.625
07/15/26
(a)
3,004
207,000 9.750
07/15/27
(a)
205,577
200,000 6.000
06/01/29
(a)
171,000
Allied Universal Holdco LLC /Allied Universal Finance Corp. /
Atlas Luxco 4 Sarl
200,000 4.625
06/01/28
(a)
181,000
Avantor Funding, Inc.
550,000 4.625
07/15/28
(a)
519,062
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Hologic, Inc.
$ 104,000 4.625%
02/01/28
(a)
$ 100,230
375,000 3.250
02/15/29
(a)
334,688
LifePoint Health, Inc.
200,000 5.375
01/15/29
(a)
169,000
Medline Borrower LP
986,000 3.875
04/01/29
(a)
898,493
471,000 5.250
10/01/29
(a)
446,272
Molina Healthcare, Inc.
450,000 4.375
06/15/28
(a)
420,188
140,000 3.875
11/15/30
(a)
122,850
100,000 3.875
05/15/32
(a)
85,000
Organon & Co / Organon Foreign Debt Co.-Issuer BV
330,000 4.125
04/30/28
(a)
304,838
550,000 5.125
04/30/31
(a)
488,125
RegionalCare Hospital Partners Holdings Inc / LifePoint Health,
Inc.
393,000 9.750
12/01/26
(a)
393,491
Teleflex, Inc.
100,000 4.625
11/15/27
95,875
140,000 4.250
06/01/28
(a)
130,900
Vector Group Ltd.
154,000 10.500
11/01/26
(a)
155,733
150,000 5.750
02/01/29
(a)
138,000
6,495,688
Consumer Products – 1.3%
Coty Inc/HFC Prestige Products, Inc./HFC Prestige
International  U.S. LLC
280,000 6.625
07/15/30
(a)
283,150
Coty, Inc.
200,000 5.000
04/15/26
(a)
197,750
Edgewell Personal Care Co.
100,000 5.500
06/01/28
(a)
97,250
100,000 4.125
04/01/29
(a)
90,875
Energizer Holdings, Inc.
260,000 4.750
06/15/28
(a)
240,170
100,000 4.375
03/31/29
(a)
89,500
Newell Brands, Inc.
170,000 6.375
09/15/27
167,817
320,000 6.625
09/15/29
313,028
Scotts Miracle-Gro Co. (The)
200,000 4.375
02/01/32
171,000
Tempur Sealy International, Inc.
300,000 4.000
04/15/29
(a)
269,625
240,000 3.875
10/15/31
(a)
202,800
2,122,965
Distribution & Logistics – 0.6%
WESCO Distribution, Inc.
300,000 7.125
06/15/25
(a)
299,437
171,000 7.250
06/15/28
(a)
173,993
200,000 6.375
03/15/29
(a)
201,000
200,000 6.625
03/15/32
(a)
201,500
875,930
Electric – 3.3%
Artera Services LLC
280,000 8.500
02/15/31
(a)
285,950
Calpine Corp.
191,000 5.250
06/01/26
(a)
188,851

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Calpine Corp. – (continued)
$ 100,000 5.125%
03/15/28
(a)
$ 95,625
150,000 4.625
02/01/29
(a)
139,875
168,000 5.000
02/01/31
(a)
155,190
277,000 3.750
03/01/31
(a)
241,336
Clearway Energy Operating LLC
473,000 3.750
02/15/31
(a)
414,466
NextEra Energy Operating Partners LP
100,000 3.875
10/15/26
(a)
94,750
200,000 4.500
09/15/27
(a)
188,500
NRG Energy, Inc.
640,000 3.375
02/15/29
(a)
564,992
PG&E Corp.
487,000 5.250
07/01/30
464,762
Pike Corp.
100,000 8.625
01/31/31
(a)
105,375
Talen Energy Supply LLC
100,000 8.625
06/01/30
(a)
107,375
TerraForm Power Operating LLC
300,000 5.000
01/31/28
(a)
286,875
200,000 4.750
01/15/30
(a)
182,250
Vistra Operations Co. LLC
100,000 5.500
09/01/26
(a)
98,625
187,000 5.625
02/15/27
(a)
183,961
385,000 5.000
07/31/27
(a)
372,006
414,000 4.375
05/01/29
(a)
383,985
200,000 7.750
10/15/31
(a)
207,750
90,000 6.875
04/15/32
(a)
90,675
4,853,174
Energy – 10.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
167,000 5.750
03/01/27
(a)
165,330
71,000 5.750
01/15/28
(a)
69,580
250,000 6.625
02/01/32
(a)
249,687
Antero Resources Corp.
126,000 7.625
02/01/29
(a)
129,937
150,000 5.375
03/01/30
(a)
144,000
Archrock Partners LP / Archrock Partners Finance Corp.
297,000 6.875
04/01/27
(a)
299,599
50,000 6.250
04/01/28
(a)
49,500
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
152,000 5.875
06/30/29
(a)
146,110
Buckeye Partners LP
68,000 3.950
12/01/26
64,855
134,000 4.125
12/01/27
124,414
146,000 4.500
03/01/28
(a)
136,328
Chesapeake Energy Corp.
400,000 5.875
02/01/29
(a)
394,000
CITGO Petroleum Corp.
300,000 7.000
06/15/25
(a)
300,187
170,000 6.375
06/15/26
(a)
169,788
100,000 8.375
01/15/29
(a)
103,750
CNX Resources Corp.
370,000 6.000
01/15/29
(a)
361,675
CQP Holdco LP / BIP-V Chinook Holdco LLC
500,000 5.500
06/15/31
(a)
470,625
CrownRock LP / CrownRock Finance, Inc.
364,000 5.625
10/15/25
(a)
363,545
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Delek Logistics Partners LP / Delek Logistics Finance Corp.
$ 100,000 8.625%
03/15/29
(a)
$ 102,500
DT Midstream, Inc.
250,000 4.125
06/15/29
(a)
229,687
297,000 4.375
06/15/31
(a)
266,929
Endeavor Energy Resources LP / EER Finance, Inc.
343,000 5.750
01/30/28
(a)
346,859
EQM Midstream Partners LP
293,000 6.000
07/01/25
(a)
293,366
50,000 7.500
06/01/27
(a)
51,125
270,000 6.500
07/01/27
(a)
273,375
167,000 5.500
07/15/28
164,078
199,000 4.500
01/15/29
(a)
186,314
239,000 4.750
01/15/31
(a)
219,282
Hess Midstream Operations LP
77,000 5.125
06/15/28
(a)
74,305
233,000 4.250
02/15/30
(a)
211,739
100,000 5.500
10/15/30
(a)
95,750
Hilcorp Energy I LP / Hilcorp Finance Co.
75,000 6.250
11/01/28
(a)
74,250
269,000 5.750
02/01/29
(a)
260,257
150,000 6.000
02/01/31
(a)
143,250
100,000 8.375
11/01/33
(a)
106,750
ITT Holdings LLC
260,000 6.500
08/01/29
(a)
238,875
Kinetik Holdings LP
500,000 5.875
06/15/30
(a)
489,375
Moss Creek Resources Holdings, Inc.
130,000 7.500
01/15/26
(a)
129,594
265,000 10.500
05/15/27
(a)
270,134
Nabors Industries Ltd.
189,000 7.250
01/15/26
(a)
189,473
Nabors Industries, Inc.
200,000 9.125
01/31/30
(a)
206,875
Northern Oil & Gas, Inc.
100,000 8.125
03/01/28
(a)
102,125
150,000 8.750
06/15/31
(a)
157,125
PBF Holding Co. LLC / PBF Finance Corp.
323,000 6.000
02/15/28
316,540
Permian Resources Operating LLC
500,000 8.000
04/15/27
(a)
515,625
200,000 5.875
07/01/29
(a)
196,250
240,000 7.000
01/15/32
(a)
245,100
Range Resources Corp.
185,000 4.875
05/15/25
183,844
250,000 4.750
02/15/30
(a)
231,562
SM Energy Co.
90,000 6.750
09/15/26
90,112
199,000 6.625
01/15/27
198,254
Southwestern Energy Co.
293,000 5.375
03/15/30
281,646
341,000 4.750
02/01/32
309,031
Sunoco LP / Sunoco Finance Corp.
130,000 6.000
04/15/27
129,188
200,000 4.500
05/15/29
183,750
90,000 4.500
04/30/30
81,675
Transocean Titan Financing Ltd.
93,000 8.375
02/01/28
(a)
96,023

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Transocean, Inc.
$ 130,000 8.250%
05/15/29
(a)
$ 130,244
594,000 8.750
02/15/30
(a)
620,730
230,000 8.500
05/15/31
(a)
229,281
Valaris Ltd.
300,000 8.375
04/30/30
(a)
310,896
Venture Global Calcasieu Pass LLC
520,000 3.875
08/15/29
(a)
469,300
30,000 4.125
08/15/31
(a)
26,587
247,000 3.875
11/01/33
(a)
207,789
Venture Global LNG, Inc.
510,000 8.125
06/01/28
(a)
522,112
670,000 9.500
02/01/29
(a)
726,112
200,000 9.875
02/01/32
(a)
215,000
Vital Energy, Inc.
200,000 9.750
10/15/30
218,500
15,361,453
Financial Company – 5.3%
AG TTMT Escrow Issuer LLC
100,000 8.625
09/30/27
(a)
103,625
Boost Newco Borrower LLC
200,000 7.500
01/15/31
(a)
207,500
Coinbase Global, Inc.
250,000 3.625
10/01/31
(a)
198,750
Compass Group Diversified Holdings LLC
260,000 5.250
04/15/29
(a)
244,400
Credit Acceptance Corp.
180,000 9.250
12/15/28
(a)
190,125
HUB International Ltd.
170,000 5.625
12/01/29
(a)
157,887
540,000 7.250
06/15/30
(a)
550,125
400,000 7.375
01/31/32
(a)
401,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
564,000 6.375
12/15/25
564,024
470,000 5.250
05/15/27
434,163
125,000 9.750
01/15/29
(a)
128,750
LD Holdings Group LLC
226,000 6.125
04/01/28
(a)
157,352
Midcap Financial Issuer Trust
200,000 6.500
05/01/28
(a)
187,250
Nationstar Mortgage Holdings, Inc.
130,000 6.000
01/15/27
(a)
128,862
353,000 5.500
08/15/28
(a)
337,998
200,000 5.125
12/15/30
(a)
181,233
100,000 5.750
11/15/31
(a)
92,500
Navient Corp.
440,000 9.375
07/25/30
458,496
180,000 11.500
03/15/31
198,102
OneMain Finance Corp.
450,000 7.125
03/15/26
458,438
120,000 3.500
01/15/27
111,150
535,000 3.875
09/15/28
476,150
100,000 9.000
01/15/29
105,125
100,000 7.875
03/15/30
102,125
235,000 4.000
09/15/30
200,631
Osaic Holdings, Inc.
100,000 10.750
08/01/27
(a)
103,375
PennyMac Financial Services, Inc.
402,000 5.375
10/15/25
(a)
398,482
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
PennyMac Financial Services, Inc. – (continued)
$ 150,000 5.750%
09/15/31
(a)
$ 138,000
Rocket Mortgage LLC
244,000 5.250
01/15/28
(a)
234,908
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
100,000 2.875
10/15/26
(a)
93,205
371,000 3.875
03/01/31
(a)
321,779
270,000 4.000
10/15/33
(a)
226,152
SLM Corp.
100,000 4.200
10/29/25
97,500
140,000 3.125
11/02/26
130,025
United Wholesale Mortgage LLC
200,000 5.750
06/15/27
(a)
194,250
140,000 5.500
04/15/29
(a)
131,600
8,445,537
Food and Beverage – 2.1%
Aramark Services, Inc.
395,000 5.000
02/01/28
(a)
377,719
B&G Foods, Inc.
250,000 5.250
09/15/27
229,856
Fiesta Purchaser, Inc.
350,000 7.875
03/01/31
(a)
360,937
HLF Financing Sarl LLC / Herbalife International, Inc.
225,000 4.875
06/01/29
(a)
146,813
Lamb Weston Holdings, Inc.
320,000 4.125
01/31/30
(a)
289,200
240,000 4.375
01/31/32
(a)
213,000
Performance Food Group, Inc.
488,000 5.500
10/15/27
(a)
478,240
Post Holdings, Inc.
180,000 5.625
01/15/28
(a)
176,400
273,000 5.500
12/15/29
(a)
261,056
370,000 4.500
09/15/31
(a)
326,525
70,000 6.250
02/15/32
(a)
69,650
U.S. Foods, Inc.
250,000 6.875
09/15/28
(a)
254,687
300,000 4.750
02/15/29
(a)
281,625
100,000 4.625
06/01/30
(a)
92,000
3,557,708
Hardware – 0.4%
NCR Voyix Corp.
354,000 5.000
10/01/28
(a)
331,875
200,000 5.125
04/15/29
(a)
186,750
190,000 5.250
10/01/30
(a)
173,138
691,763
Healthcare – 4.8%
Charles River Laboratories International, Inc.
450,000 4.000
03/15/31
(a)
396,281
CHS/Community Health Systems, Inc.
350,000 5.625
03/15/27
(a)
332,937
226,000 6.000
01/15/29
(a)
202,835
238,000 6.875
04/15/29
(a)
187,425
200,000 6.125
04/01/30
(a)
143,500
476,000 5.250
05/15/30
(a)
396,270
399,000 4.750
02/15/31
(a)
317,205
DaVita, Inc.
526,000 4.625
06/01/30
(a)
474,058
313,000 3.750
02/15/31
(a)
263,311

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
Encompass Health Corp.
$ 400,000 4.750%
02/01/30
$ 371,000
IQVIA, Inc.
280,000 5.000
05/15/27
(a)
272,650
250,000 6.500
05/15/30
(a)
252,527
Legacy LifePoint Health LLC
323,000 4.375
02/15/27
(a)
306,850
Owens & Minor, Inc.
400,000 6.625
04/01/30
(a)
381,000
RP Escrow Issuer LLC
100,000 5.250
12/15/25
(a)
96,000
Select Medical Corp.
100,000 6.250
08/15/26
(a)
100,250
Service Corp. International
115,000 4.625
12/15/27
110,400
468,000 5.125
06/01/29
452,790
Star Parent, Inc.
100,000 9.000
10/01/30
(a)
104,875
Tenet Healthcare Corp.
290,000 6.250
02/01/27
289,637
305,000 5.125
11/01/27
297,375
193,000 4.625
06/15/28
184,556
451,000 6.125
10/01/28
447,054
420,000 4.250
06/01/29
388,500
50,000 6.125
06/15/30
49,625
450,000 6.750
05/15/31
(a)
455,063
7,273,974
Insurance – 1.5%
Acrisure LLC / Acrisure Finance, Inc.
157,000 10.125
08/01/26
(a)
161,710
275,000 8.250
02/01/29
(a)
276,375
240,000 6.000
08/01/29
(a)
219,000
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
403,000 4.250
10/15/27
(a)
378,820
244,000 6.750
10/15/27
(a)
239,120
100,000 6.750
04/15/28
(a)
100,500
30,000 5.875
11/01/29
(a)
27,938
350,000 7.000
01/15/31
(a)
352,187
AssuredPartners, Inc.
150,000 5.625
01/15/29
(a)
139,875
Panther Escrow Issuer LLC
400,000 7.125
06/01/31
(a)
404,000
2,299,525
Metals – 0.9%
Alcoa Nederland Holding BV
200,000 5.500
12/15/27
(a)
196,970
200,000 7.125
03/15/31
(a)
205,750
Arsenal AIC Parent LLC
200,000 11.500
10/01/31
(a)
223,250
Kaiser Aluminum Corp.
150,000 4.500
06/01/31
(a)
133,125
Novelis Corp.
451,000 4.750
01/30/30
(a)
417,175
220,000 3.875
08/15/31
(a)
189,200
1,365,470
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Metals and Mining – 0.1%
Cleveland-Cliffs, Inc.
$ 200,000 6.750%
04/15/30
(a)
$ 197,750
Natural Gas – 2.2%
Ferrellgas LP / Ferrellgas Finance Corp.
359,000 5.375
04/01/26
(a)
351,371
Genesis Energy LP / Genesis Energy Finance Corp.
570,000 8.000
01/15/27
583,538
Hess Midstream Operations LP
200,000 5.625
02/15/26
(a)
199,000
NGL Energy Operating LLC / NGL Energy Finance Corp.
350,000 8.375
02/15/32
(a)
357,437
NuStar Logistics LP
193,000 6.000
06/01/26
192,035
100,000 5.625
04/28/27
98,750
Rockies Express Pipeline LLC
251,000 4.950
07/15/29
(a)
233,430
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
153,000 6.000
03/01/27
(a)
150,323
111,000 5.500
01/15/28
(a)
105,866
100,000 7.375
02/15/29
(a)
100,500
300,000 6.000
09/01/31
(a)
282,750
Venture Global Calcasieu Pass LLC
100,000 6.250
01/15/30
(a)
100,125
Venture Global LNG, Inc.
550,000 8.375
06/01/31
(a)
568,563
3,323,688
Other – 0.3%
Brand Industrial Services, Inc.
410,000 10.375
08/01/30
(a)
441,775
Pharmaceuticals – 1.4%
Bausch Health Americas, Inc.
200,000 9.250
04/01/26
(a)
185,000
Bausch Health Cos., Inc.
250,000 5.500
11/01/25
(a)
236,562
150,000 9.000
12/15/25
(a)
141,750
200,000 6.125
02/01/27
(a)
166,750
70,000 5.000
01/30/28
(a)
39,900
500,000 4.875
06/01/28
(a)
363,750
250,000 11.000
09/30/28
(a)
219,375
50,000 5.000
02/15/29
(a)
25,375
230,000 6.250
02/15/29
(a)
120,750
110,000 5.250
01/30/30
(a)
55,000
300,000 5.250
02/15/31
(a)
150,000
Endo Finance Holdings, Inc.
400,000 8.500
04/15/31
(a)
409,500
2,113,712
REITs and Real Estate – 2.0%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
100,000 5.750
01/15/29
(a)
69,000
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
250,000 5.750
05/15/26
(a)
245,469
Diversified Healthcare Trust
100,000 9.750
06/15/25
100,004
100,000 –
01/15/26
(a)(c)
86,634
100,000 4.750
02/15/28
82,324
150,000 4.375
03/01/31
109,125

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP
$ 150,000 3.750%
12/15/27
(a)
$ 130,814
Howard Hughes Corp. (The)
150,000 5.375
08/01/28
(a)
141,750
329,000 4.375
02/01/31
(a)
281,295
Hudson Pacific Properties LP
250,000 3.950
11/01/27
215,313
Kennedy-Wilson, Inc.
50,000 4.750
03/01/29
42,687
100,000 4.750
02/01/30
82,125
241,000 5.000
03/01/31
192,499
Park Intermediate Holdings LLC / PK Domestic Property LLC /
PK Finance Co.-Issuer
440,000 4.875
05/15/29
(a)
409,750
RLJ Lodging Trust LP
200,000 3.750
07/01/26
(a)
189,250
Service Properties Trust
239,000 7.500
09/15/25
243,481
60,000 4.950
10/01/29
46,950
263,000 4.375
02/15/30
191,990
150,000 8.625
11/15/31
(a)
157,371
Starwood Property Trust, Inc.
200,000 7.250
04/01/29
(a)
199,591
3,217,422
Rental Equipment – 1.2%
EquipmentShare.com, Inc.
100,000 8.625
05/15/32
(a)
103,375
H&E Equipment Services, Inc.
440,000 3.875
12/15/28
(a)
394,350
Hertz Corp. (The)
75,000 4.625
12/01/26
(a)
58,313
125,000 5.000
12/01/29
(a)
82,187
United Rentals North America, Inc.
228,000 5.500
05/15/27
225,033
280,000 4.875
01/15/28
270,550
281,000 3.875
02/15/31
250,090
150,000 3.750
01/15/32
128,625
200,000 6.125
03/15/34
(a)
196,250
1,708,773
Software – 2.8%
Clarivate Science Holdings Corp.
350,000 3.875
07/01/28
(a)
320,250
100,000 4.875
07/01/29
(a)
91,500
Cloud Software Group, Inc.
813,000 6.500
03/31/29
(a)
773,366
650,000 9.000
09/30/29
(a)
628,063
Fair Isaac Corp.
450,000 4.000
06/15/28
(a)
417,375
Gen Digital, Inc.
450,000 6.750
09/30/27
(a)
453,938
ROBLOX Corp.
100,000 3.875
05/01/30
(a)
87,000
SS&C Technologies, Inc.
412,000 5.500
09/30/27
(a)
402,000
100,000 6.500
06/01/32
(a)
100,375
UKG, Inc.
400,000 6.875
02/01/31
(a)
404,000
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Software – (continued)
Veritas  U.S., Inc. / Veritas Bermuda Ltd.
$ 500,000 7.500%
09/01/25
(a)
$ 455,753
4,133,620
Technology – 3.7%
Arches Buyer, Inc.
152,000 4.250
06/01/28
(a)
133,000
334,000 6.125
12/01/28
(a)
268,870
Block, Inc.
250,000 2.750
06/01/26
236,563
530,000 3.500
06/01/31
453,812
Entegris, Inc.
300,000 4.375
04/15/28
(a)
280,875
100,000 5.950
06/15/30
(a)
98,500
Go Daddy Operating Co LLC / GD Finance Co., Inc.
450,000 5.250
12/01/27
(a)
439,875
Imola Merger Corp.
328,000 4.750
05/15/29
(a)
306,680
Match Group Holdings II LLC
250,000 5.000
12/15/27
(a)
237,813
400,000 4.625
06/01/28
(a)
372,500
100,000 3.625
10/01/31
(a)
83,125
McAfee Corp.
377,000 7.375
02/15/30
(a)
350,610
NCR Atleos Corp.
300,000 9.500
04/01/29
(a)
324,375
Newfold Digital Holdings Group, Inc.
570,000 11.750
10/15/28
(a)
583,537
100,000 6.000
02/15/29
(a)
72,375
Presidio Holdings, Inc.
225,000 8.250
02/01/28
(a)
229,500
Seagate HDD Cayman
150,000 8.250
12/15/29
(a)
161,063
385,000 9.625
12/01/32
437,456
Uber Technologies, Inc.
617,000 4.500
08/15/29
(a)
582,294
Vericast Corp.
200,000 11.000
09/15/26
(a)
212,250
Western Digital Corp.
200,000 4.750
02/15/26
196,000
6,061,073
Transportation – 1.9%
American Airlines, Inc.
200,000 7.250
02/15/28
(a)
199,920
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
388,000 5.500
04/20/26
(a)
384,605
698,000 5.750
04/20/29
(a)
675,122
Fortress Transportation and Infrastructure Investors LLC
550,000 5.500
05/01/28
(a)
531,437
160,000 7.875
12/01/30
(a)
167,400
United Airlines, Inc.
188,000 4.375
04/15/26
(a)
181,269
613,000 4.625
04/15/29
(a)
567,303
XPO, Inc.
100,000 7.125
06/01/31
(a)
102,000
100,000 7.125
02/01/32
(a)
102,000
2,911,056

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – 0.7%
Hughes Satellite Systems Corp.
$ 200,000 5.250%
08/01/26
$ 136,250
300,000 6.625
08/01/26
124,500
SBA Communications Corp.
300,000 3.875
02/15/27
284,411
220,000 3.125
02/01/29
193,600
Viasat, Inc.
325,000 6.500
07/15/28
(a)
240,094
978,855
Wirelines – 2.7%
Cablevision Lightpath LLC
200,000 5.625
09/15/28
(a)
157,000
Consolidated Communications, Inc.
202,000 6.500
10/01/28
(a)
171,700
Embarq Corp.
200,000 7.995
06/01/36
62,250
Frontier Communications Holdings LLC
75,000 5.875
10/15/27
(a)
72,891
500,000 5.000
05/01/28
(a)
466,875
200,000 6.750
05/01/29
(a)
183,000
273,000 5.875
11/01/29
236,486
350,000 6.000
01/15/30
(a)
304,062
260,000 8.750
05/15/30
(a)
269,100
100,000 8.625
03/15/31
(a)
102,875
Level 3 Financing, Inc.
175,000 4.875
06/15/29
(a)
104,781
150,000 4.500
04/01/30
(a)
86,812
100,000 3.875
10/15/30
(a)
54,875
390,000 10.750
12/15/30
(a)
390,488
125,000 4.000
04/15/31
(a)
68,594
Lumen Technologies, Inc.
200,000 4.500
01/15/29
(a)
60,000
85,000 4.125
04/15/29
(a)
55,144
85,000 4.125
04/15/30
(a)
54,931
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
300,000 10.500
02/15/28
(a)
301,125
491,000 4.750
04/15/28
(a)
411,213
150,000 6.500
02/15/29
(a)
104,812
Windstream Escrow LLC / Windstream Escrow Finance Corp.
202,000 7.750
08/15/28
(a)
189,880
Zayo Group Holdings, Inc.
420,000 4.000
03/01/27
(a)
328,650
4,237,544
TOTAL CORPORATE OBLIGATIONS
(Cost $142,796,000)
140,637,030
a
Foreign Corporate Debt – 5.6%
Aerospace & Defense – 0.6%
Bombardier, Inc. ( Canada )
241,000 7.875
04/15/27
(a)
241,452
200,000 6.000
02/15/28
(a)
197,000
100,000 8.750
11/15/30
(a)
107,562
200,000 7.250
07/01/31
(a)
203,250
200,000 7.450
05/01/34
(a)
223,000
972,264
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Basic Industry – 0.7%
Methanex Corp. ( Canada )
$ 188,000 5.125%
10/15/27
$ 181,890
102,000 5.250
12/15/29
97,627
NOVA Chemicals Corp. ( Canada )
190,000 5.000
05/01/25
(a)
187,625
273,000 5.250
06/01/27
(a)
261,739
200,000 8.500
11/15/28
(a)
212,500
100,000 9.000
02/15/30
(a)
105,875
1,047,256
Capital Goods – 0.6%
ARD Finance SA ( Luxembourg )
200,000 6.500
06/30/27
(a)(b)
48,000
GFL Environmental, Inc. ( United States )
271,000 4.250
06/01/25
(a)
268,968
250,000 3.750
08/01/25
(a)
244,062
342,000 4.750
06/15/29
(a)
320,625
100,000 6.750
01/15/31
(a)
102,375
984,030
Communications – 0.2%
Videotron Ltd. ( Canada )
300,000 5.125
04/15/27
(a)
294,750
Consumer Cyclical – 1.5%
1011778 BC ULC / New Red Finance, Inc. ( Canada )
301,000 3.875
01/15/28
(a)
279,930
154,000 4.375
01/15/28
(a)
144,375
212,000 3.500
02/15/29
(a)
191,065
517,000 4.000
10/15/30
(a)
451,729
Brookfield Residential Properties, Inc. / Brookfield
Residential  U.S. LLC ( Canada )
100,000 6.250
09/15/27
(a)
97,500
250,000 4.875
02/15/30
(a)
219,062
Garda World Security Corp. ( Canada )
167,000 4.625
02/15/27
(a)
159,068
135,000 9.500
11/01/27
(a)
135,000
Mattamy Group Corp. ( Canada )
186,000 5.250
12/15/27
(a)
179,955
117,000 4.625
03/01/30
(a)
106,909
Odeon Finco PLC ( United Kingdom )
260,000 12.750
11/01/27
(a)
269,750
2,234,343
Consumer Products – 0.3%
Kronos Acquisition Holdings Inc / KIK Custom Products, Inc.
( Canada )
400,000 5.000
12/31/26
(a)
389,000
Energy – 0.0%
MEG Energy Corp. ( Canada )
29,000 7.125
02/01/27
(a)
29,363
Mining – 0.3%
Hudbay Minerals, Inc. ( Canada )
405,000 4.500
04/01/26
(a)
394,875
Natural Gas – 0.2%
Parkland Corp. ( Canada )
347,000 4.625
05/01/30
(a)
315,336
Software – 0.5%
Open Text Corp. ( Canada )
640,000 3.875
02/15/28
(a)
589,600
100,000 3.875
12/01/29
(a)
88,000

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Software – (continued)
Open Text Holdings, Inc. ( Canada )
$ 100,000 4.125%
12/01/31
(a)
$ 86,500
764,100
Transportation – 0.4%
Air Canada ( Canada )
190,000 3.875
08/15/26
(a)
180,262
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
( Switzerland )
200,000 7.875
05/01/27
(a)
183,750
100,000 9.500
06/01/28
(a)
91,218
200,000 6.375
02/01/30
(a)
161,000
616,230
Wireless – 0.3%
Intelsat Jackson Holdings SA ( Luxembourg )
485,000 6.500
03/15/30
(a)
458,931
TOTAL FOREIGN CORPORATE DEBT
(Cost $8,682,267)
8,500,478
Shares
Dividend
Rate Value
aa a
Investment Company – 1.1%
(d)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
1,752,062 5.227% 1,752,062
(Cost $1,752,062)
TOTAL INVESTMENTS – 98.3%
(Cost $153,230,329)
$ 150,889,570
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
2,637,404
NET ASSETS – 100.0%
$ 153,526,974
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Pay-in-kind securities.
(c)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Inflation Indexed Bonds – 98.7%
a
U.S. Treasury Inflation Indexed Bonds
$ 1,703,722 0.250%
01/15/25
$ 1,670,634
4,154,007 0.375
07/15/25
4,050,844
1,172,433 0.125
10/15/25
1,134,055
4,140,581 0.625
01/15/26
4,005,980
3,210,855 0.125
04/15/26
3,065,551
6,225,734 0.125
07/15/26
5,943,733
8,167,807 0.125
10/15/26
7,761,132
5,193,901 0.375
01/15/27
4,928,995
2,278,772 0.125
04/15/27
2,137,702
9,413,920 0.375
07/15/27
8,900,657
10,890,758 0.500
01/15/28
10,229,685
3,466,536 0.750
07/15/28
3,282,070
1,791,615 3.875
04/15/29
1,933,005
4,330,993 0.250
07/15/29
3,958,263
8,995,444 0.125
01/15/30
8,064,111
8,627,222 0.125
07/15/30
7,692,491
6,916,234 0.125
07/15/31
6,045,158
5,687,733 0.125
01/15/32
4,900,428
7,617,237 0.625
07/15/32
6,801,189
3,854,443 1.375
07/15/33
3,627,112
4,491,215 2.125
02/15/40
4,434,711
8,188,390 0.750
02/15/42
6,379,418
3,061,320 0.875
02/15/47
2,286,208
2,633,199 1.000
02/15/48
2,004,093
2,088,956 1.000
02/15/49
1,580,835
2,789,296 0.250
02/15/50
1,691,638
4,100,837 0.125
02/15/52
2,309,687
TOTAL U.S. TREASURY INFLATION INDEXED BONDS
(Cost $133,204,445)
120,819,385
Shares
Dividend
Rate Value
aa a
Investment Company – 0.4%
(a)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
475,624 5.227% 475,624
(Cost $475,624)
TOTAL INVESTMENTS – 99.1%
(Cost $133,680,069)
$ 121,295,009
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.9%
1,134,316
NET ASSETS – 100.0%
$ 122,429,325
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Represents an affiliated issuer.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 82.9%
Aerospace & Defense – 0.1%
Boeing Co. (The)
$ 10,000 4.875%
05/01/25
$ 9,896
Aerospace/Defense – 2.1%
Boeing Co. (The)
20,000 2.196
02/04/26
18,802
40,000 5.040
05/01/27
39,164
General Dynamics Corp.
16,000 1.150
06/01/26
14,800
Huntington Ingalls Industries, Inc.
20,000 3.483
12/01/27
18,725
Lockheed Martin Corp.
50,000 3.550
01/15/26
48,698
RTX Corp.
40,000 5.750
01/15/29
41,029
Textron, Inc.
13,000 3.650
03/15/27
12,426
193,644
Banks – 22.8%
American Express Co.
50,000 4.900
02/13/26
49,642
51,000 3.125
05/20/26
48,939
20,000 5.850
11/05/27
20,485
Bank of America Corp.
( SOFR + 1.290% )
80,000 5.080
01/20/27
(a)
79,578
( SOFR + 0.960% )
32,000 1.734
07/22/27
(a)
29,443
( SOFR + 1.580% )
32,000 4.376
04/27/28
(a)
31,149
( SOFR + 1.630% )
30,000 5.202
04/25/29
(a)
29,875
Bank of America Corp. , GMTN
( 3M U.S. T-Bill MMY  +
1.632 )
40,000 3.593
07/21/28
(a)
38,001
Bank of America Corp. , MTN
( SOFR + 1.010% )
21,000 1.197
10/24/26
(a)
19,772
( 3M U.S. T-Bill MMY +
1.322% )
25,000 3.559
04/23/27
(a)
24,124
( SOFR + 2.040% )
50,000 4.948
07/22/28
(a)
49,408
( 3M U.S. T-Bill MMY  +
1.572 )
60,000 4.271
07/23/29
(a)
57,681
Bank of America Corp. , Series N
( SOFR + 0.910% )
17,000 1.658
03/11/27
(a)
15,914
Bank of New York Mellon Corp. (The) , MTN
20,000 1.600
04/24/25
19,340
68,000 3.400
01/29/28
64,208
( 3M U.S. T-Bill MMY  +
1.331 )
34,000 3.442
02/07/28
(a)
32,490
Capital One Financial Corp.
( SOFR + 2.080% )
20,000 5.468
02/01/29
(a)
19,850
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( SOFR + 2.640% )
$ 60,000 6.312%
06/08/29
(a)
$ 61,053
( SOFR + 1.905% )
50,000 5.700
02/01/30
(a)
49,882
Citizens Financial Group, Inc.
50,000 2.850
07/27/26
47,082
Fifth Third Bancorp
20,000 2.550
05/05/27
18,560
Huntington Bancshares, Inc.
( SOFR + 2.020% )
40,000 6.208
08/21/29
(a)
40,854
JPMorgan Chase & Co.
27,000 3.200
06/15/26
25,974
30,000 2.950
10/01/26
28,524
( SOFR + 0.800% )
17,000 1.045
11/19/26
(a)
15,912
( SOFR + 0.885% )
25,000 1.578
04/22/27
(a)
23,257
( SOFR + 1.170% )
25,000 2.947
02/24/28
(a)
23,474
( SOFR + 1.560% )
47,000 4.323
04/26/28
(a)
45,774
( SOFR + 1.990% )
40,000 4.851
07/25/28
(a)
39,466
( SOFR + 1.015% )
30,000 2.069
06/01/29
(a)
26,378
( 3M U.S. T-Bill MMY  +
1.522 )
20,000 4.203
07/23/29
(a)
19,178
( SOFR + 1.450% )
80,000 5.299
07/24/29
(a)
79,577
( SOFR + 1.570% )
50,000 6.087
10/23/29
(a)
51,484
Morgan Stanley
( SOFR + 1.990% )
34,000 2.188
04/28/26
(a)
32,971
( SOFR + 1.770% )
50,000 6.138
10/16/26
(a)
50,304
( SOFR + 1.295% )
20,000 5.050
01/28/27
(a)
19,846
20,000 3.591
07/22/28
(a)
18,978
( SOFR + 2.240% )
40,000 6.296
10/18/28
(a)
41,027
Morgan Stanley , GMTN
20,000 3.875
01/27/26
19,484
Morgan Stanley , MTN
( SOFR + 0.940% )
28,000 2.630
02/18/26
(a)
27,409
( SOFR + 1.590% )
100,000 5.164
04/20/29
(a)
99,420
PNC Financial Services Group, Inc. (The)
( SOFR + 1.620% )
20,000 5.354
12/02/28
(a)
19,930
( SOFR + 1.841% )
50,000 5.582
06/12/29
(a)
50,404
Santander Holdings USA, Inc.
45,000 3.450
06/02/25
43,954
( SOFR + 1.249% )
20,000 2.490
01/06/28
(a)
18,262

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( SOFR + 2.356% )
$ 20,000 6.499%
03/09/29
(a)
$ 20,446
Synchrony Financial
20,000 3.950
12/01/27
18,731
Truist Financial Corp. , MTN
( SOFR + 2.446% )
30,000 7.161
10/30/29
(a)
31,789
( SOFR + 1.620% )
30,000 5.435
01/24/30
(a)
29,835
U.S. Bancorp , MTN
40,000 3.950
11/17/25
39,160
( SOFR + 0.730% )
10,000 2.215
01/27/28
(a)
9,209
( SOFR + 1.660% )
8,000 4.548
07/22/28
(a)
7,785
U.S. Bancorp , Series X
21,000 3.150
04/27/27
19,916
US Bancorp
( SOFR + 2.020% )
30,000 5.775
06/12/29
(a)
30,207
Wells Fargo & Co.
6,000 3.000
04/22/26
5,733
23,000 3.000
10/23/26
21,752
( SOFR + 1.790% )
50,000 6.303
10/23/29
(a)
51,607
( SOFR + 1.500% )
50,000 5.198
01/23/30
(a)
49,418
Wells Fargo & Co. , MTN
( 3M U.S. T-Bill MMY  +
1.432 )
11,000 3.196
06/17/27
(a)
10,529
( SOFR + 1.510% )
16,000 3.526
03/24/28
(a)
15,205
( 3M U.S. T-Bill MMY +
1.572% )
15,000 3.584
05/22/28
(a)
14,252
( SOFR + 2.100% )
15,000 2.393
06/02/28
(a)
13,777
( SOFR + 1.980% )
16,000 4.808
07/25/28
(a)
15,746
( SOFR + 1.740% )
50,000 5.574
07/25/29
(a)
50,347
2,123,761
Basic Industry – 0.3%
Linde, Inc.
24,000 3.200
01/30/26
23,225
Broadcasting – 0.2%
Discovery Communications LLC
20,000 3.950
03/20/28
18,745
Building Materials – 0.6%
Stanley Black & Decker, Inc.
40,000 3.400
03/01/26
38,594
Vulcan Materials Co.
20,000 4.500
04/01/25
19,815
58,409
Capital Goods – 2.5%
Berry Global, Inc.
20,000 1.650
01/15/27
18,123
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
John Deere Capital Corp. , MTN
$ 20,000 4.750%
01/20/28
$ 19,892
20,000 1.500
03/06/28
17,652
Otis Worldwide Corp.
30,000 2.293
04/05/27
27,807
Republic Services, Inc.
9,000 2.900
07/01/26
8,612
Roper Technologies, Inc.
16,000 1.000
09/15/25
15,093
16,000 3.850
12/15/25
15,618
Trane Technologies Financing Ltd.
40,000 3.500
03/21/26
38,759
Waste Management, Inc.
20,000 7.000
07/15/28
21,546
Westinghouse Air Brake Technologies Corp.
16,000 3.200
06/15/25
15,600
20,000 4.700
09/15/28
19,553
Xylem, Inc.
20,000 1.950
01/30/28
17,893
236,148
Communications – 1.9%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4,000 4.908
07/23/25
3,958
20,000 5.050
03/30/29
19,169
Comcast Corp.
40,000 5.350
11/15/27
40,448
40,000 3.550
05/01/28
37,793
TWDC Enterprises 18 Corp. , MTN
8,000 1.850
07/30/26
7,453
Walt Disney Co. (The)
40,000 3.700
03/23/27
38,707
Warnermedia Holdings, Inc.
30,000 4.054
03/15/29
27,670
175,198
Consumer Cyclical – 10.1%
Amazon.com, Inc.
15,000 4.550
12/01/27
14,863
American Honda Finance Corp.
20,000 5.650
11/15/28
20,442
American Honda Finance Corp. , GMTN
20,000 3.500
02/15/28
18,944
American Honda Finance Corp. , MTN
13,000 1.200
07/08/25
12,419
Booking Holdings, Inc.
43,000 3.600
06/01/26
41,703
Dollar Tree, Inc.
30,000 4.200
05/15/28
28,770
DR Horton, Inc.
10,000 1.300
10/15/26
9,098
Ford Motor Co.
50,000 4.346
12/08/26
48,571
50,000 6.625
10/01/28
51,942
General Motors Co.
34,000 6.800
10/01/27
35,268
General Motors Financial Co., Inc.
40,000 4.350
04/09/25
39,544
21,000 1.250
01/08/26
19,637

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
General Motors Financial Co., Inc. – (continued)
$ 20,000 2.700%
08/20/27
$ 18,430
30,000 3.850
01/05/28
28,394
Global Payments, Inc.
40,000 1.200
03/01/26
37,076
10,000 4.450
06/01/28
9,631
Home Depot, Inc. (The)
40,000 4.000
09/15/25
39,377
21,000 2.800
09/14/27
19,654
Las Vegas Sands Corp.
10,000 3.500
08/18/26
9,502
Lennar Corp.
20,000 4.750
11/29/27
19,775
Lowe's Cos., Inc.
50,000 4.800
04/01/26
49,640
20,000 1.700
09/15/28
17,397
Marriott International, Inc. , Series EE
8,000 5.750
05/01/25
8,004
McDonald's Corp. , MTN
40,000 3.500
03/01/27
38,349
Starbucks Corp.
16,000 2.000
03/12/27
14,718
20,000 3.500
03/01/28
18,922
Toll Brothers Finance Corp.
16,000 4.875
11/15/25
15,880
Toyota Motor Credit Corp.
50,000 5.400
11/20/26
50,267
Toyota Motor Credit Corp. , MTN
16,000 0.800
01/09/26
14,914
40,000 3.050
03/22/27
37,826
Visa, Inc.
40,000 0.750
08/15/27
35,309
50,000 2.750
09/15/27
46,780
Walmart, Inc.
50,000 3.900
09/09/25
49,254
24,000 1.050
09/17/26
22,017
942,317
Consumer Noncyclical – 3.2%
Abbott Laboratories
20,000 1.150
01/30/28
17,591
AbbVie, Inc.
30,000 4.800
03/15/27
29,823
30,000 4.800
03/15/29
29,755
Bristol-Myers Squibb Co.
50,000 4.900
02/22/29
49,716
Centene Corp.
20,000 4.250
12/15/27
19,125
Eli Lilly & Co.
24,000 3.100
05/15/27
22,864
Gilead Sciences, Inc.
20,000 1.200
10/01/27
17,705
Johnson & Johnson
30,000 2.900
01/15/28
28,232
Merck & Co., Inc.
16,000 0.750
02/24/26
14,882
Merck Sharp & Dohme Corp.
20,000 6.400
03/01/28
20,990
Philip Morris International, Inc.
30,000 4.875
02/15/28
29,681
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Utah Acquisition Sub, Inc.
$ 13,000 3.950%
06/15/26
$ 12,560
292,924
Consumer Products – 0.8%
Kenvue, Inc.
20,000 5.050
03/22/28
20,058
Procter & Gamble Co. (The)
50,000 4.100
01/26/26
49,319
8,000 1.900
02/01/27
7,427
76,804
Electric – 7.1%
Black Hills Corp.
20,000 5.950
03/15/28
20,414
Dominion Energy, Inc. , Series A
20,000 3.300
03/15/25
19,618
17,000 1.450
04/15/26
15,798
DTE Electric Co.
20,000 3.375
03/01/25
19,659
DTE Energy Co.
20,000 4.875
06/01/28
19,707
DTE Energy Co. , Series F
24,000 1.050
06/01/25
22,973
Duke Energy Corp.
20,000 0.900
09/15/25
18,871
16,000 2.650
09/01/26
15,098
40,000 4.300
03/15/28
38,782
Edison International
14,000 4.125
03/15/28
13,338
Exelon Corp.
11,000 3.400
04/15/26
10,643
30,000 5.150
03/15/28
29,901
FirstEnergy Corp. , Series B
20,000 4.150
07/15/27
19,087
National Rural Utilities Cooperative Finance Corp. , MTN
40,000 3.450
06/15/25
39,147
NextEra Energy Capital Holdings, Inc.
40,000 4.900
02/28/28
39,622
NSTAR Electric Co.
50,000 2.700
06/01/26
47,325
Pacific Gas and Electric Co.
7,000 3.450
07/01/25
6,830
28,000 3.300
03/15/27
26,376
20,000 5.450
06/15/27
19,978
Public Service Co. of Colorado
30,000 2.900
05/15/25
29,309
Public Service Electric and Gas Co. , MTN
30,000 3.650
09/01/28
28,428
San Diego Gas & Electric Co.
40,000 6.000
06/01/26
40,522
Southern California Edison Co.
15,000 5.850
11/01/27
15,297
Southern Co. (The)
16,000 3.250
07/01/26
15,362
Southern Co. Gas Capital Corp.
16,000 3.875
11/15/25
15,617
Southern Power Co.
50,000 0.900
01/15/26
46,439

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Southwestern Electric Power Co. , Series M
$ 30,000 4.100%
09/15/28
$ 28,456
662,597
Electrical – 0.2%
Hubbell, Inc.
22,000 3.500
02/15/28
20,739
Energy – 5.9%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
15,000 3.337
12/15/27
14,115
Boardwalk Pipelines LP
40,000 4.450
07/15/27
38,959
Chevron Corp.
35,000 1.995
05/11/27
32,262
DCP Midstream Operating LP
26,000 5.375
07/15/25
25,968
Energy Transfer LP
40,000 4.750
01/15/26
39,502
40,000 5.550
02/15/28
40,272
Exxon Mobil Corp.
24,000 3.043
03/01/26
23,184
13,000 2.275
08/16/26
12,253
Hercules Capital, Inc.
20,000 3.375
01/20/27
18,402
Kinder Morgan, Inc.
16,000 4.300
06/01/25
15,793
20,000 5.000
02/01/29
19,721
Marathon Petroleum Corp.
11,000 4.700
05/01/25
10,895
MPLX LP
12,000 1.750
03/01/26
11,251
Occidental Petroleum Corp.
50,000 5.875
09/01/25
50,026
ONEOK, Inc.
24,000 5.000
03/01/26
23,812
Plains All American Pipeline LP / PAA Finance Corp.
16,000 4.650
10/15/25
15,790
Sabine Pass Liquefaction LLC
31,000 5.000
03/15/27
30,768
Targa Resources Corp.
20,000 6.150
03/01/29
20,549
Targa Resources Partners LP / Targa Resources Partners Finance
Corp.
40,000 6.500
07/15/27
40,325
Western Midstream Operating LP
16,000 3.950
06/01/25
15,708
Williams Cos., Inc. (The)
54,000 4.000
09/15/25
53,020
552,575
Financial Company – 3.1%
Air Lease Corp.
37,000 3.625
04/01/27
35,246
20,000 3.625
12/01/27
18,838
Air Lease Corp. , GMTN
40,000 3.750
06/01/26
38,586
Ally Financial, Inc.
30,000 4.625
03/30/25
29,690
15,000 7.100
11/15/27
15,585
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
Ares Capital Corp.
$ 17,000 2.875%
06/15/27
$ 15,617
Bain Capital Specialty Finance, Inc.
20,000 2.950
03/10/26
18,826
20,000 2.550
10/13/26
18,415
BGC Group, Inc.
40,000 4.375
12/15/25
38,959
FS KKR Capital Corp.
16,000 3.250
07/15/27
14,519
GATX Corp.
50,000 3.850
03/30/27
47,888
292,169
Food and Beverage – 1.0%
Campbell Soup Co.
20,000 4.150
03/15/28
19,296
Coca-Cola Co. (The)
50,000 1.500
03/05/28
44,458
McCormick & Co., Inc.
16,000 0.900
02/15/26
14,840
PepsiCo, Inc.
11,000 2.850
02/24/26
10,607
89,201
Hardware – 0.5%
CDW LLC / CDW Finance Corp.
50,000 4.125
05/01/25
49,000
Healthcare – 3.5%
Cigna Group (The)
50,000 1.250
03/15/26
46,521
CVS Health Corp.
13,000 3.000
08/15/26
12,367
50,000 4.300
03/25/28
48,221
Evernorth Health, Inc.
40,000 4.500
02/25/26
39,354
HCA, Inc.
16,000 4.500
02/15/27
15,600
40,000 5.875
02/01/29
40,550
Illumina, Inc.
50,000 5.800
12/12/25
49,962
Quest Diagnostics, Inc.
16,000 3.450
06/01/26
15,445
UnitedHealth Group, Inc.
16,000 3.375
04/15/27
15,323
40,000 5.250
02/15/28
40,425
323,768
Insurance – 2.0%
Berkshire Hathaway Finance Corp.
40,000 2.300
03/15/27
37,416
Horace Mann Educators Corp.
30,000 7.250
09/15/28
31,542
Lincoln National Corp.
30,000 3.800
03/01/28
28,464
Loews Corp.
50,000 3.750
04/01/26
48,640
Prudential Financial, Inc.
( 3M USD LIBOR + 2.665% )
20,000 5.700
09/15/48
(a)
19,725

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Radian Group, Inc.
$ 20,000 4.875%
03/15/27
$ 19,475
185,262
Media Non Cable – 0.2%
Netflix, Inc.
16,000 4.375
11/15/26
15,768
Mining – 0.1%
Freeport-McMoRan, Inc.
10,000 4.125
03/01/28
9,550
Pharmaceuticals – 0.2%
Viatris, Inc.
16,000 2.300
06/22/27
14,525
REITs and Real Estate – 2.8%
AvalonBay Communities, Inc. , MTN
20,000 3.200
01/15/28
18,746
Boston Properties LP
20,000 4.500
12/01/28
18,853
Brixmor Operating Partnership LP
20,000 3.900
03/15/27
19,133
EPR Properties
8,000 4.500
06/01/27
7,623
Equinix, Inc.
23,000 1.800
07/15/27
20,666
ERP Operating LP
16,000 3.375
06/01/25
15,658
GLP Capital LP / GLP Financing II, Inc.
9,000 5.375
04/15/26
8,929
Realty Income Corp.
35,000 5.050
01/13/26
34,782
Simon Property Group LP
16,000 3.500
09/01/25
15,625
16,000 3.300
01/15/26
15,488
Ventas Realty LP
20,000 4.400
01/15/29
19,149
VICI Properties LP
50,000 4.375
05/15/25
49,335
Welltower OP LLC
16,000 4.000
06/01/25
15,737
259,724
REVENUE – 0.3%
CommonSpirit Health
16,000 1.547
10/01/25
15,134
SSM Health Care Corp.
10,000 4.894
06/01/28
9,901
25,035
Software – 0.9%
Oracle Corp.
35,000 1.650
03/25/26
32,763
50,000 3.250
11/15/27
47,004
79,767
Technology – 5.3%
Apple, Inc.
32,000 3.350
02/09/27
30,772
50,000 4.000
05/10/28
48,907
Autodesk, Inc.
22,000 3.500
06/15/27
20,981
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Broadcom Corp. / Broadcom Cayman Finance Ltd.
$ 17,000 3.875%
01/15/27
$ 16,413
Cisco Systems, Inc.
35,000 4.800
02/26/27
34,886
Dell International LLC / EMC Corp.
35,000 5.250
02/01/28
35,165
Fiserv, Inc.
12,000 3.850
06/01/25
11,769
24,000 3.200
07/01/26
22,986
Hewlett Packard Enterprise Co.
15,000 4.900
10/15/25
14,858
Intel Corp.
40,000 4.875
02/10/28
39,714
International Business Machines Corp.
46,000 6.220
08/01/27
47,512
Intuit, Inc.
16,000 1.350
07/15/27
14,311
Jabil, Inc.
40,000 4.250
05/15/27
38,666
Keysight Technologies, Inc.
8,000 4.600
04/06/27
7,831
Microsoft Corp.
31,000 3.300
02/06/27
29,863
Motorola Solutions, Inc.
13,000 7.500
05/15/25
13,207
TD SYNNEX Corp.
10,000 2.375
08/09/28
8,832
VeriSign, Inc.
28,000 5.250
04/01/25
27,790
VMware LLC
20,000 4.500
05/15/25
19,794
Vontier Corp.
10,000 2.400
04/01/28
8,787
493,044
Transportation – 1.3%
CSX Corp.
17,000 3.250
06/01/27
16,144
Ryder System, Inc. , MTN
5,000 1.750
09/01/26
4,609
8,000 2.900
12/01/26
7,534
20,000 5.650
03/01/28
20,248
Union Pacific Corp.
17,000 3.250
08/15/25
16,569
Union Pacific Railroad Co. Pass-Through Trust , Series 14-1
32,800 3.227
05/14/26
31,565
United Airlines, Inc. Pass-Through Trust , Series 20-1
11,570 5.875
10/15/27
11,626
United Airlines, Inc. Pass-Through Trust , Series A
14,793 4.300
08/15/25
14,539
122,834
Water – 0.2%
American Water Capital Corp.
20,000 3.750
09/01/28
18,976
Wireless – 3.7%
American Tower Corp.
13,000 3.375
10/15/26
12,410
40,000 5.500
03/15/28
40,189

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc.
$ 30,000 5.539%
02/20/26
$ 29,993
21,000 1.700
03/25/26
19,643
10,000 1.650
02/01/28
8,850
20,000 4.350
03/01/29
19,273
Crown Castle, Inc.
35,000 5.000
01/11/28
34,500
Sprint LLC
30,000 7.625
03/01/26
30,769
T-Mobile USA, Inc.
16,000 3.750
04/15/27
15,368
70,000 2.050
02/15/28
62,657
Verizon Communications, Inc.
25,000 2.100
03/22/28
22,439
50,000 4.329
09/21/28
48,449
344,540
TOTAL CORPORATE OBLIGATIONS
(Cost $7,780,948)
7,710,145
a
Foreign Corporate Debt – 15.4%
Banks – 10.6%
Bank of Montreal ( Canada )
30,000 5.203
02/01/28
30,035
25,000 5.717
09/25/28
25,501
Bank of Nova Scotia (The) ( Canada )
17,000 1.050
03/02/26
15,792
17,000 2.700
08/03/26
16,067
50,000 2.951
03/11/27
47,088
Barclays PLC ( United Kingdom )
( 3M USD LIBOR + 1.902% )
200,000 4.972
05/16/29
(a)
194,920
Canadian Imperial Bank of Commerce ( Canada )
40,000 5.001
04/28/28
39,615
HSBC Holdings PLC ( United Kingdom )
( SOFR + 1.970% )
200,000 6.161
03/09/29
(a)
204,365
Mitsubishi UFJ Financial Group, Inc. ( Japan )
100,000 3.777
03/02/25
98,680
20,000 3.287
07/25/27
18,917
Royal Bank of Canada ( Canada )
31,000 3.625
05/04/27
29,746
Royal Bank of Canada , GMTN ( Canada )
40,000 1.150
07/14/26
36,700
20,000 4.240
08/03/27
19,483
Sumitomo Mitsui Financial Group, Inc. ( Japan )
20,000 3.446
01/11/27
19,128
30,000 3.352
10/18/27
28,258
50,000 3.544
01/17/28
47,078
20,000 3.944
07/19/28
19,113
Westpac Banking Corp. ( Australia )
23,000 1.150
06/03/26
21,256
70,000 5.457
11/18/27
70,963
982,705
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Brokerage – 0.5%
Brookfield Finance, Inc. ( Canada )
$ 50,000 3.900%
01/25/28
$ 47,870
Consumer Cyclical – 0.8%
Magna International, Inc. ( Canada )
50,000 4.150
10/01/25
49,093
Toyota Motor Corp. ( Japan )
28,000 1.339
03/25/26
26,189
75,282
Consumer Noncyclical – 0.5%
AstraZeneca PLC ( United Kingdom )
50,000 3.375
11/16/25
48,750
Energy – 1.0%
Canadian Natural Resources Ltd. ( Canada )
50,000 2.050
07/15/25
47,990
Enbridge, Inc. ( Canada )
( 3M U.S. T-Bill MMY +
3.903% )
16,000 6.250
03/01/78
(a)
15,260
TransCanada PipeLines Ltd. ( Canada )
30,000 6.203
03/09/26
29,868
93,118
Financial Company – 0.3%
ORIX Corp. ( Japan )
30,000 5.000
09/13/27
29,640
Food and Beverage – 0.6%
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
50,000 4.750
01/23/29
49,635
Insurance – 0.6%
Manulife Financial Corp. ( Canada )
60,000 2.484
05/19/27
55,618
Oil Company-Integrated – 0.1%
Ecopetrol SA ( Colombia )
10,000 8.625
01/19/29
10,467
Technology – 0.4%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( China )
40,000 3.875
06/18/26
38,897
TOTAL FOREIGN CORPORATE DEBT
(Cost $1,430,723)
1,431,982
TOTAL INVESTMENTS – 98.3%
(Cost $9,211,671)
$ 9,142,127
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
156,154
NET ASSETS – 100.0%
$ 9,298,281
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2024.
Investment Abbreviations:
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Investment Abbreviations: (continued)
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
T-Bill — Treasury Bill

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 80.5%
Aerospace & Defense – 2.1%
Boeing Co. (The)
$ 300,000 2.196%
02/04/26
$ 282,027
262,000 2.700
02/01/27
240,509
540,000 3.250
02/01/28
492,604
360,000 3.200
03/01/29
316,107
262,000 2.950
02/01/30
223,276
1,400,000 5.150
05/01/30
1,332,452
450,000 3.625
02/01/31
392,138
480,000 3.600
05/01/34
381,591
300,000 3.250
02/01/35
225,893
800,000 5.705
05/01/40
733,469
249,000 3.900
05/01/49
167,656
270,000 3.750
02/01/50
177,610
1,000,000 5.805
05/01/50
900,532
990,000 6.858
05/01/54
(a)
1,006,463
500,000 5.930
05/01/60
444,321
General Dynamics Corp.
600,000 3.500
04/01/27
577,094
250,000 4.250
04/01/40
220,076
384,000 4.250
04/01/50
321,983
L3Harris Technologies, Inc.
620,000 4.400
06/15/28
600,104
Lockheed Martin Corp.
250,000 5.100
11/15/27
251,377
620,000 5.250
01/15/33
628,286
1,000,000 4.750
02/15/34
970,247
193,000 4.070
12/15/42
162,543
260,000 3.800
03/01/45
206,228
100,000 4.700
05/15/46
90,244
168,000 4.090
09/15/52
134,652
220,000 4.150
06/15/53
177,703
200,000 5.700
11/15/54
206,126
148,000 5.900
11/15/63
156,066
RTX Corp.
330,000 5.750
11/08/26
333,143
1,600,000 6.000
03/15/31
1,659,458
1,000,000 6.100
03/15/34
1,047,591
520,000 4.500
06/01/42
451,329
960,000 4.150
05/15/45
774,804
300,000 4.625
11/16/48
258,941
16,544,643
Agriculture – 0.2%
Archer-Daniels-Midland Co.
462,000 3.250
03/27/30
418,744
500,000 2.900
03/01/32
424,595
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl
250,000 2.500
01/15/27
230,625
100,000 3.000
05/15/32
81,375
200,000 5.750
04/01/33
197,500
150,000 7.250
11/15/53
(a)
164,625
1,517,464
Banks – 18.1%
American Express Co.
649,000 4.200
11/06/25
638,989
660,000 4.900
02/13/26
655,273
470,000 3.125
05/20/26
451,004
250,000 1.650
11/04/26
229,370
300,000 3.300
05/03/27
285,085
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
American Express Co. – (continued)
$ 200,000 5.850%
11/05/27
$ 204,855
600,000 4.050
05/03/29
575,181
200,000 4.050
12/03/42
168,317
( SOFR + 1.330% )
850,000 6.338
10/30/26
(b)
860,107
( SOFR + 0.970% )
200,000 5.389
07/28/27
(b)
200,054
( SOFRINDX + 1.280% )
1,000,000 5.282
07/27/29
(b)
998,912
( SOFR + 2.255% )
192,000 4.989
05/26/33
(b)
184,481
Bank of America Corp.
( SOFR + 0.960% )
1,739,000 1.734
07/22/27
(b)
1,600,025
( SOFR + 1.340% )
660,000 5.933
09/15/27
(b)
664,189
( 3M U.S. T-Bill MMY  +
1.774 )
485,000 3.705
04/24/28
(b)
460,959
( SOFR + 1.990% )
720,000 6.204
11/10/28
(b)
741,910
( 3M U.S. T-Bill MMY  +
1.302% )
1,148,000 3.419
12/20/28
(b)
1,073,904
( SOFR + 2.150% )
519,000 2.592
04/29/31
(b)
445,844
( SOFR + 1.320% )
1,070,000 2.687
04/22/32
(b)
896,124
( SOFR + 1.220% )
882,000 2.299
07/21/32
(b)
715,278
( SOFR + 1.210% )
700,000 2.572
10/20/32
(b)
578,230
( SOFR + 1.910% )
930,000 5.288
04/25/34
(b)
919,633
( US 5 Year CMT T-Note +
1.200% )
234,000 2.482
09/21/36
(b)
187,485
860,000 6.110
01/29/37
893,418
370,000 7.750
05/14/38
441,099
( US 5 Year CMT T-Note +
2.000% )
100,000 3.846
03/08/37
(b)
87,522
( 3M U.S. T-Bill MMY  +
2.076% )
418,000 4.244
04/24/38
(b)
368,840
( SOFR + 1.580% )
619,000 3.311
04/22/42
(b)
467,994
( 3M U.S. T-Bill MMY  +
1.452 )
210,000 3.946
01/23/49
(b)
165,754
Bank of America Corp. , GMTN
320,000 3.500
04/19/26
309,921
( 3M U.S. T-Bill MMY  +
1.632 )
588,000 3.593
07/21/28
(b)
558,609
Bank of America Corp. , MTN
215,000 3.875
08/01/25
211,396
253,000 4.450
03/03/26
248,043

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
$ 423,000 4.250%
10/22/26
$ 411,923
594,000 3.248
10/21/27
558,439
248,000 5.875
02/07/42
261,220
334,000 5.000
01/21/44
315,631
( SOFR + 1.150% )
1,718,000 1.319
06/19/26
(b)
1,642,089
( SOFR + 1.750% )
300,000 4.827
07/22/26
(b)
297,237
( SOFR + 1.010% )
960,000 1.197
10/24/26
(b)
903,866
( 3M U.S. T-Bill MMY  +
1.322% )
760,000 3.559
04/23/27
(b)
733,365
( 3M U.S. T-Bill MMY  +
1.837 )
628,000 3.824
01/20/28
(b)
604,296
( SOFR + 1.050% )
490,000 2.551
02/04/28
(b)
454,055
( SOFR + 2.040% )
900,000 4.948
07/22/28
(b)
889,344
( 3M U.S. T-Bill MMY  +
1.332 )
150,000 3.970
03/05/29
(b)
142,863
( SOFR + 1.060% )
680,000 2.087
06/14/29
(b)
597,239
( 3M U.S. T-Bill MMY  +
1.572 )
1,445,000 4.271
07/23/29
(b)
1,389,155
( 3M U.S. T-Bill MMY  +
1.472% )
504,000 3.974
02/07/30
(b)
474,152
( 3M U.S. T-Bill MMY  +
1.442 )
200,000 3.194
07/23/30
(b)
180,722
( 3M U.S. T-Bill MMY  +
1.452 )
281,000 2.884
10/22/30
(b)
248,294
( 3M U.S. T-Bill MMY  +
1.252% )
525,000 2.496
02/13/31
(b)
449,683
( SOFR + 1.530% )
830,000 1.898
07/23/31
(b)
677,007
( SOFR + 1.370% )
600,000 1.922
10/24/31
(b)
487,097
( SOFR + 1.330% )
622,000 2.972
02/04/33
(b)
522,570
( 3M U.S. T-Bill MMY  +
1.582 )
208,000 4.078
04/23/40
(b)
176,087
( SOFR + 1.930% )
704,000 2.676
06/19/41
(b)
494,051
( 3M U.S. T-Bill MMY  +
2.252 )
354,000 4.443
01/20/48
(b)
302,502
( 3M U.S. T-Bill MMY  +
1.782 )
477,000 4.330
03/15/50
(b)
398,384
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( 3M U.S. T-Bill MMY  +
3.412% )
$ 2,826,000 4.083%
03/20/51
(b)
$ 2,258,272
Bank of America Corp. , Series L
1,123,000 4.183
11/25/27
1,082,827
Bank of America Corp. , Series N
( SOFR + 1.220% )
500,000 2.651
03/11/32
(b)
418,857
Bank of America NA
250,000 5.526
08/18/26
251,607
500,000 6.000
10/15/36
520,352
Bank of New York Mellon Corp. (The) , MTN
50,000 2.800
05/04/26
47,828
1,000,000 2.050
01/26/27
926,604
290,000 3.250
05/16/27
276,177
636,000 3.400
01/29/28
600,538
372,000 3.850
04/28/28
357,564
144,000 3.300
08/23/29
131,056
( 3M U.S. T-Bill MMY  +
1.331 )
1,087,000 3.442
02/07/28
(b)
1,038,724
( SOFR + 1.845% )
810,000 6.474
10/25/34
(b)
872,777
Capital One Financial Corp.
50,000 4.200
10/29/25
49,006
450,000 3.750
03/09/27
430,744
300,000 3.650
05/11/27
286,651
690,000 3.800
01/31/28
653,754
( SOFR + 2.160% )
150,000 4.985
07/24/26
(b)
148,644
( SOFR + 0.855% )
200,000 1.878
11/02/27
(b)
182,185
( SOFR + 2.057% )
250,000 4.927
05/10/28
(b)
246,526
( SOFR + 2.080% )
200,000 5.468
02/01/29
(b)
198,502
( SOFR + 2.640% )
1,000,000 6.312
06/08/29
(b)
1,017,548
( SOFR + 1.337% )
180,000 2.359
07/29/32
(b)
140,621
( SOFR + 2.370% )
1,200,000 5.268
05/10/33
(b)
1,158,970
( SOFR + 2.600% )
1,000,000 5.817
02/01/34
(b)
988,023
( SOFR + 2.860% )
500,000 6.377
06/08/34
(b)
511,913
Charles Schwab Corp. (The)
1,220,000 0.900
03/11/26
1,129,438
Citibank NA
2,000,000 5.570
04/30/34
2,030,041
Citigroup, Inc.
( SOFR + 2.086% )
600,000 4.910
05/24/33
(b)
577,414
( SOFR + 4.548% )
240,000 5.316
03/26/41
(b)
233,224
Citizens Bank NA
( SOFR + 2.000% )
655,000 4.575
08/09/28
(b)
627,673

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Citizens Financial Group, Inc.
$ 100,000 3.250%
04/30/30
$ 87,164
Discover Financial Services
100,000 4.100
02/09/27
95,845
1,640,000 6.700
11/29/32
1,711,901
Fifth Third Bancorp
456,000 2.550
05/05/27
423,179
190,000 8.250
03/01/38
222,447
( SOFRINDX + 2.192% )
300,000 6.361
10/27/28
(b)
305,437
( SOFRINDX + 2.127% )
1,100,000 4.772
07/28/30
(b)
1,059,199
Fifth Third Bank NA
560,000 3.850
03/15/26
541,201
JPMorgan Chase & Co.
138,000 3.900
07/15/25
135,791
730,000 3.300
04/01/26
706,017
690,000 3.200
06/15/26
663,770
290,000 4.125
12/15/26
282,057
251,000 4.250
10/01/27
244,201
184,000 3.625
12/01/27
175,170
513,000 6.400
05/15/38
569,194
147,000 5.500
10/15/40
147,963
226,000 5.600
07/15/41
231,249
328,000 5.400
01/06/42
329,449
60,000 5.625
08/16/43
61,552
381,000 4.850
02/01/44
353,077
554,000 4.950
06/01/45
521,279
( SOFR + 0.800% )
800,000 1.045
11/19/26
(b)
748,816
( 3M U.S. T-Bill MMY  +
1.507 )
500,000 3.960
01/29/27
(b)
487,570
( SOFR + 0.885% )
600,000 1.578
04/22/27
(b)
558,177
( 3M U.S. T-Bill MMY  +
1.599% )
653,000 3.782
02/01/28
(b)
624,465
( SOFR + 1.170% )
655,000 2.947
02/24/28
(b)
615,025
( SOFR + 0.930% )
120,000 5.571
04/22/28
(b)
120,775
( SOFR + 1.560% )
950,000 4.323
04/26/28
(b)
925,209
( 3M U.S. T-Bill MMY  +
1.642% )
1,064,000 3.540
05/01/28
(b)
1,013,425
622,000 3.964
11/15/48
(b)
500,320
( SOFR + 1.890% )
1,002,000 2.182
06/01/28
(b)
916,036
( SOFR + 1.990% )
535,000 4.851
07/25/28
(b)
527,856
( 3M U.S. T-Bill MMY  +
1.207 )
1,922,000 3.509
01/23/29
(b)
1,809,151
( 3M U.S. T-Bill MMY  +
1.382 )
518,000 4.005
04/23/29
(b)
492,435
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( SOFR + 1.015% )
$ 450,000 2.069%
06/01/29
(b)
$ 395,666
( SOFR + 1.570% )
1,000,000 6.087
10/23/29
(b)
1,029,674
( 3M U.S. T-Bill MMY  +
1.592% )
2,450,000 4.452
12/05/29
(b)
2,372,484
( 3M U.S. T-Bill MMY  +
1.422 )
114,000 3.702
05/06/30
(b)
106,073
( SOFR + 1.750% )
230,000 4.565
06/14/30
(b)
222,307
( 3M U.S. T-Bill MMY  +
1.510% )
692,000 2.739
10/15/30
(b)
604,255
( 3M U.S. T-Bill MMY  +
3.790% )
400,000 4.493
03/24/31
(b)
384,941
( SOFR + 2.040% )
1,130,000 2.522
04/22/31
(b)
970,232
( 3M U.S. T-Bill MMY  +
2.515 )
358,000 2.956
05/13/31
(b)
310,086
( 3M U.S. T-Bill MMY  +
1.105% )
80,000 1.764
11/19/31
(b)
64,447
( SOFR + 1.065% )
1,052,000 1.953
02/04/32
(b)
851,441
( 3M U.S. T-Bill MMY  + 1.25 )
1,104,000 2.580
04/22/32
(b)
922,611
( SOFR + 1.180% )
1,067,000 2.545
11/08/32
(b)
882,465
( SOFR + 1.260% )
600,000 2.963
01/25/33
(b)
507,109
( SOFR + 1.800% )
500,000 4.586
04/26/33
(b)
474,056
( SOFR + 1.845% )
1,000,000 5.350
06/01/34
(b)
994,841
( SOFR + 1.810% )
680,000 6.254
10/23/34
(b)
718,731
( 3M U.S. T-Bill MMY  +
1.622% )
485,000 3.882
07/24/38
(b)
414,367
( 3M U.S. T-Bill MMY  + 2.46 )
110,000 3.109
04/22/41
(b)
82,977
( 3M U.S. T-Bill MMY  + 1.51 )
360,000 2.525
11/19/41
(b)
246,079
( SOFR + 1.460% )
100,000 3.157
04/22/42
(b)
74,615
( 3M U.S. T-Bill MMY  +
1.842 )
271,000 4.260
02/22/48
(b)
227,853
( 3M U.S. T-Bill MMY  +
1.722 )
268,000 4.032
07/24/48
(b)
217,983
( 3M U.S. T-Bill MMY  +
1.482 )
290,000 3.897
01/23/49
(b)
230,720

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( SOFR + 2.440% )
$ 368,000 3.109%
04/22/51
(b)
$ 249,858
( SOFR + 1.580% )
760,000 3.328
04/22/52
(b)
535,272
JPMorgan Chase Bank NA
250,000 5.110
12/08/26
249,295
KeyBank NA
640,000 4.900
08/08/32
566,537
KeyCorp , MTN
690,000 2.550
10/01/29
582,738
M&T Bank Corp.
( SOFR + 2.800% )
700,000 7.413
10/30/29
(b)
737,382
Manufacturers & Traders Trust Co.
1,610,000 4.700
01/27/28
1,540,330
Morgan Stanley
( SOFR + 1.669% )
200,000 4.679
07/17/26
(b)
197,925
( SOFR + 1.770% )
500,000 6.138
10/16/26
(b)
503,038
250,000 3.950
04/23/27
240,868
600,000 3.591
07/22/28
(b)
569,334
645,000 3.971
07/22/38
(b)
545,948
600,000 6.375
07/24/42
666,592
510,000 4.300
01/27/45
436,944
( SOFR + 1.610% )
450,000 4.210
04/20/28
(b)
434,427
( SOFR + 1.290% )
3,780,000 2.943
01/21/33
(b)
3,189,706
( SOFR + 1.360% )
755,000 2.484
09/16/36
(b)
593,970
( SOFR + 2.620% )
2,015,000 5.297
04/20/37
(b)
1,920,989
( US 5 Year CMT T-Note +
2.430% )
100,000 5.948
01/19/38
(b)
99,357
( 3M U.S. T-Bill MMY  +
1.693 )
1,340,000 4.457
04/22/39
(b)
1,197,189
( SOFR + 1.485% )
300,000 3.217
04/22/42
(b)
224,221
Morgan Stanley , GMTN
200,000 4.000
07/23/25
197,206
920,000 3.875
01/27/26
896,283
( 3M U.S. T-Bill MMY  +
1.402 )
460,000 3.772
01/24/29
(b)
434,173
( SOFR + 1.143% )
650,000 2.699
01/22/31
(b)
563,396
( SOFR + 4.840% )
100,000 5.597
03/24/51
(b)
101,572
Morgan Stanley , MTN
( SOFR + 1.034% )
2,280,000 1.794
02/13/32
(b)
1,818,393
815,000 4.375
01/22/47
695,149
( SOFR + 1.430% )
4,820,000 2.802
01/25/52
(b)
3,027,806
Morgan Stanley Bank NA
880,000 5.479
07/16/25
881,338
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley Bank NA – (continued)
$ 250,000 4.754%
04/21/26
$ 247,501
250,000 5.882
10/30/26
252,992
Northern Trust Corp.
1,000,000 3.950
10/30/25
979,794
PNC Bank NA
250,000 3.250
06/01/25
244,583
250,000 2.700
10/22/29
216,328
PNC Financial Services Group, Inc. (The)
1,000,000 2.600
07/23/26
946,060
1,220,000 3.450
04/23/29
1,122,858
( SOFRINDX + 1.085% )
100,000 4.758
01/26/27
(b)
98,862
( SOFR + 1.841% )
1,300,000 5.582
06/12/29
(b)
1,310,497
( SOFRINDX + 2.140% )
250,000 6.037
10/28/33
(b)
256,498
( SOFR + 2.284% )
500,000 6.875
10/20/34
(b)
542,246
Santander Holdings USA, Inc.
380,000 3.450
06/02/25
371,167
770,000 3.244
10/05/26
725,784
( SOFR + 1.249% )
444,000 2.490
01/06/28
(b)
405,414
( SOFR + 2.356% )
223,000 6.499
03/09/29
(b)
227,976
Synchrony Bank
400,000 5.400
08/22/25
396,416
Synchrony Financial
392,000 4.500
07/23/25
385,474
724,000 3.950
12/01/27
678,050
Truist Financial Corp. , MTN
( SOFR + 2.050% )
570,000 6.047
06/08/27
(b)
574,522
( SOFR + 1.435% )
1,250,000 4.873
01/26/29
(b)
1,224,114
( SOFR + 1.620% )
1,000,000 5.435
01/24/30
(b)
994,486
( SOFR + 2.240% )
1,610,000 4.916
07/28/33
(b)
1,484,550
( SOFR + 1.922% )
330,000 5.711
01/24/35
(b)
329,084
U.S. Bancorp
250,000 1.450
05/12/25
240,693
( US 5 Year CMT T-Note +
0.950% )
300,000 2.491
11/03/36
(b)
234,240
U.S. Bancorp , MTN
386,000 3.100
04/27/26
369,658
755,000 3.900
04/26/28
721,815
787,000 3.000
07/30/29
698,614
300,000 1.375
07/22/30
239,718
( SOFR + 0.730% )
300,000 2.215
01/27/28
(b)
276,271
( SOFR + 1.660% )
200,000 4.548
07/22/28
(b)
194,619
( SOFR + 1.020% )
950,000 2.677
01/27/33
(b)
778,370

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
U.S. Bancorp , Series V
$ 100,000 2.375%
07/22/26
$ 94,290
U.S. Bancorp , Series X
535,000 3.150
04/27/27
507,379
Wells Fargo & Co.
815,000 3.000
04/22/26
778,727
1,234,000 3.000
10/23/26
1,167,056
550,000 5.375
11/02/43
519,852
1,007,000 3.900
05/01/45
803,268
( SOFR + 2.000% )
540,000 2.188
04/30/26
(b)
523,590
( SOFR + 1.070% )
550,000 5.707
04/22/28
(b)
554,247
( SOFR + 2.060% )
1,345,000 6.491
10/23/34
(b)
1,430,180
( SOFR + 2.530% )
1,119,000 3.068
04/30/41
(b)
827,741
Wells Fargo & Co. , GMTN
450,000 4.300
07/22/27
436,870
404,000 4.900
11/17/45
357,817
Wells Fargo & Co. , MTN
272,000 3.550
09/29/25
264,608
226,000 4.100
06/03/26
220,332
293,000 4.400
06/14/46
239,915
400,000 4.750
12/07/46
343,922
( SOFR + 1.560% )
501,000 4.540
08/15/26
(b)
495,004
( 3M U.S. T-Bill MMY  +
1.432 )
320,000 3.196
06/17/27
(b)
306,296
976,000 2.879
10/30/30
(b)
853,640
( SOFR + 1.510% )
50,000 3.526
03/24/28
(b)
47,517
( 3M U.S. T-Bill MMY  +
1.572% )
168,000 3.584
05/22/28
(b)
159,619
( SOFR + 2.100% )
955,000 2.393
06/02/28
(b)
877,137
900,000 4.897
07/25/33
(b)
863,461
( SOFR + 1.980% )
500,000 4.808
07/25/28
(b)
492,074
( SOFR + 1.740% )
1,825,000 5.574
07/25/29
(b)
1,837,668
( 3M U.S. T-Bill MMY  +
1.262% )
900,000 2.572
02/11/31
(b)
775,139
( 3M U.S. T-Bill MMY  +
4.032% )
200,000 4.478
04/04/31
(b)
190,275
( SOFR + 1.500% )
750,000 3.350
03/02/33
(b)
645,077
( SOFR + 1.990% )
1,215,000 5.557
07/25/34
(b)
1,206,322
( 3M U.S. T-Bill MMY  +
4.502 )
1,192,000 5.013
04/04/51
(b)
1,086,843
( SOFR + 2.130% )
830,000 4.611
04/25/53
(b)
706,886
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo Bank NA
$ 1,310,000 5.550%
08/01/25
$ 1,312,102
400,000 6.600
01/15/38
434,550
145,031,445
Basic Industry – 0.9%
Air Products and Chemicals, Inc.
270,000 2.700
05/15/40
192,492
Celanese  U.S. Holdings LLC
200,000 6.165
07/15/27
202,821
300,000 6.350
11/15/28
308,058
100,000 6.550
11/15/30
104,601
500,000 6.700
11/15/33
526,484
CF Industries, Inc.
360,000 5.150
03/15/34
343,998
187,000 4.950
06/01/43
165,261
115,000 5.375
03/15/44
106,111
Dow Chemical Co. (The)
568,000 7.375
11/01/29
624,143
200,000 4.375
11/15/42
167,101
390,000 5.550
11/30/48
372,991
200,000 3.600
11/15/50
141,110
LYB International Finance BV
1,090,000 5.250
07/15/43
997,650
693,000 4.875
03/15/44
609,902
LYB International Finance III LLC
240,000 4.200
10/15/49
184,894
263,000 4.200
05/01/50
201,780
200,000 3.625
04/01/51
139,675
LyondellBasell Industries NV
200,000 4.625
02/26/55
159,775
Sherwin-Williams Co. (The)
288,000 3.450
06/01/27
274,513
1,000,000 2.950
08/15/29
895,144
300,000 4.500
06/01/47
254,914
6,973,418
Broadcasting – 0.4%
Discovery Communications LLC
310,000 5.200
09/20/47
250,767
780,000 5.300
05/15/49
636,153
500,000 4.000
09/15/55
320,979
Fox Corp.
1,780,000 6.500
10/13/33
1,858,869
3,066,768
Brokerage – 0.7%
BlackRock, Inc.
580,000 3.250
04/30/29
537,922
300,000 2.400
04/30/30
260,847
200,000 1.900
01/28/31
165,300
150,000 2.100
02/25/32
122,150
1,870,000 4.750
05/25/33
1,826,616
Intercontinental Exchange, Inc.
330,000 2.100
06/15/30
277,579
290,000 1.850
09/15/32
223,828
360,000 4.600
03/15/33
343,496
510,000 3.000
06/15/50
333,745
392,000 4.950
06/15/52
359,691
416,000 3.000
09/15/60
251,178
450,000 5.200
06/15/62
421,277

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Brokerage – (continued)
Jefferies Financial Group, Inc.
$ 200,000 5.875%
07/21/28
$ 201,659
125,000 4.150
01/23/30
114,902
244,000 2.625
10/15/31
196,295
Nasdaq, Inc.
100,000 5.950
08/15/53
101,761
100,000 6.100
06/28/63
102,918
5,841,164
Capital Goods – 2.1%
3M Co.
600,000 3.250
08/26/49
410,496
Carrier Global Corp.
40,000 2.493
02/15/27
37,280
505,000 2.722
02/15/30
443,442
107,000 2.700
02/15/31
91,771
378,000 3.377
04/05/40
291,876
350,000 3.577
04/05/50
256,246
Caterpillar Financial Services Corp. , MTN
100,000 4.350
05/15/26
98,627
Caterpillar, Inc.
40,000 2.600
04/09/30
35,321
80,000 5.200
05/27/41
78,514
388,000 3.803
08/15/42
318,267
246,000 3.250
09/19/49
175,165
Cummins, Inc.
1,000,000 5.150
02/20/34
1,002,240
Deere & Co.
266,000 3.900
06/09/42
222,029
190,000 3.750
04/15/50
150,865
Eaton Corp.
581,000 4.150
03/15/33
541,597
General Electric Co. , MTN
135,000 6.750
03/15/32
147,612
Honeywell International, Inc.
1,000,000 1.350
06/01/25
961,479
263,000 2.500
11/01/26
248,198
80,000 2.700
08/15/29
71,896
290,000 1.750
09/01/31
234,314
300,000 5.000
02/15/33
299,587
Illinois Tool Works, Inc.
121,000 2.650
11/15/26
114,549
1,710,000 3.900
09/01/42
1,419,827
John Deere Capital Corp. , MTN
1,100,000 3.400
06/06/25
1,079,878
100,000 0.700
01/15/26
93,218
100,000 4.700
06/10/30
98,685
John Deere Capital Corp. , Series I
540,000 5.150
09/08/33
543,602
Otis Worldwide Corp.
624,000 2.565
02/15/30
543,217
Parker-Hannifin Corp.
660,000 3.250
06/14/29
603,762
200,000 4.500
09/15/29
194,477
Regal Rexnord Corp.
1,140,000 6.400
04/15/33
1,168,138
Republic Services, Inc.
390,000 3.950
05/15/28
374,186
1,000,000 4.875
04/01/29
987,753
500,000 5.000
04/01/34
487,466
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Waste Management, Inc.
$ 1,000,000 4.875%
02/15/29
$ 995,436
900,000 4.625
02/15/30
881,141
304,000 1.500
03/15/31
242,426
Westinghouse Air Brake Technologies Corp.
316,000 3.450
11/15/26
301,234
306,000 4.700
09/15/28
299,159
16,544,976
Communications – 3.9%
Charter Communications Operating LLC / Charter
Communications Operating Capital
184,000 4.908
07/23/25
182,054
237,000 3.750
02/15/28
219,775
374,000 4.200
03/15/28
351,666
194,000 2.250
01/15/29
164,940
128,000 5.050
03/30/29
122,685
323,000 2.800
04/01/31
263,213
180,000 2.300
02/01/32
138,083
405,000 6.384
10/23/35
395,399
388,000 5.375
04/01/38
335,698
300,000 3.500
06/01/41
200,970
572,000 6.484
10/23/45
527,548
401,000 5.375
05/01/47
323,080
432,000 5.750
04/01/48
363,076
410,000 5.125
07/01/49
314,809
430,000 4.800
03/01/50
318,002
674,000 3.700
04/01/51
411,401
350,000 3.900
06/01/52
220,540
100,000 5.250
04/01/53
79,067
354,000 3.850
04/01/61
208,507
254,000 4.400
12/01/61
165,453
262,000 3.950
06/30/62
156,201
580,000 5.500
04/01/63
452,111
Comcast Corp.
1,000,000 3.375
08/15/25
978,954
400,000 3.150
02/15/28
374,286
400,000 3.550
05/01/28
377,927
400,000 4.150
10/15/28
386,109
700,000 4.550
01/15/29
685,843
150,000 2.650
02/01/30
131,847
400,000 3.400
04/01/30
364,853
270,000 4.250
10/15/30
256,807
500,000 5.500
11/15/32
509,916
600,000 4.250
01/15/33
557,788
500,000 4.650
02/15/33
480,385
300,000 7.050
03/15/33
334,329
250,000 4.800
05/15/33
241,784
150,000 4.200
08/15/34
136,727
320,000 5.650
06/15/35
326,428
400,000 4.400
08/15/35
367,019
540,000 3.900
03/01/38
456,210
400,000 3.969
11/01/47
311,505
200,000 4.000
03/01/48
156,827
400,000 4.700
10/15/48
355,125
400,000 3.999
11/01/49
310,501
400,000 3.450
02/01/50
281,943
400,000 2.800
01/15/51
245,791
800,000 2.887
11/01/51
496,280
400,000 2.450
08/15/52
224,254

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
Comcast Corp. – (continued)
$ 210,000 5.350%
05/15/53
$ 200,346
750,000 2.937
11/01/56
449,978
336,000 4.950
10/15/58
298,285
472,000 2.650
08/15/62
255,934
400,000 2.987
11/01/63
233,363
Meta Platforms, Inc.
50,000 4.800
05/15/30
49,829
Netflix, Inc.
325,000 4.375
11/15/26
320,281
600,000 4.875
04/15/28
596,860
690,000 5.875
11/15/28
710,466
227,000 6.375
05/15/29
238,382
Omnicom Group Inc / Omnicom Capital, Inc.
770,000 3.600
04/15/26
746,446
Omnicom Group, Inc.
113,000 2.600
08/01/31
94,766
Paramount Global
800,000 4.375
03/15/43
547,932
1,000,000 5.850
09/01/43
813,426
Time Warner Cable Enterprises LLC
216,000 8.375
07/15/33
239,268
Time Warner Cable LLC
170,000 6.550
05/01/37
160,836
304,000 7.300
07/01/38
307,311
422,000 6.750
06/15/39
408,850
180,000 5.875
11/15/40
155,731
431,000 5.500
09/01/41
360,920
TWDC Enterprises 18 Corp. , GMTN
290,000 4.125
06/01/44
242,243
TWDC Enterprises 18 Corp. , MTN
245,000 1.850
07/30/26
228,260
102,000 2.950
06/15/27
96,430
Walt Disney Co. (The)
557,000 2.200
01/13/28
508,700
110,000 2.000
09/01/29
94,747
422,000 3.800
03/22/30
396,310
960,000 2.650
01/13/31
833,199
300,000 6.200
12/15/34
324,733
75,000 6.400
12/15/35
81,531
400,000 6.650
11/15/37
446,988
250,000 4.625
03/23/40
231,038
940,000 2.750
09/01/49
595,721
270,000 4.700
03/23/50
243,460
200,000 3.600
01/13/51
149,048
383,000 3.800
05/13/60
283,936
Warnermedia Holdings, Inc.
300,000 6.412
03/15/26
300,319
1,200,000 3.755
03/15/27
1,138,388
500,000 4.054
03/15/29
461,168
1,300,000 5.050
03/15/42
1,075,973
700,000 5.141
03/15/52
554,787
690,000 5.391
03/15/62
544,784
31,284,689
Consumer Cyclical – 7.7%
Amazon.com, Inc.
391,000 0.800
06/03/25
374,040
203,000 5.200
12/03/25
203,285
200,000 1.200
06/03/27
179,850
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Amazon.com, Inc. – (continued)
$ 780,000 3.150%
08/22/27
$ 740,698
473,000 1.500
06/03/30
392,866
600,000 3.600
04/13/32
546,926
420,000 4.800
12/05/34
414,386
715,000 3.875
08/22/37
625,822
400,000 2.875
05/12/41
294,127
232,000 4.950
12/05/44
225,273
659,000 4.050
08/22/47
550,987
400,000 2.500
06/03/50
244,039
1,278,000 3.100
05/12/51
876,380
582,000 4.250
08/22/57
485,955
400,000 2.700
06/03/60
235,463
500,000 3.250
05/12/61
333,202
420,000 4.100
04/13/62
334,261
American Honda Finance Corp.
1,000,000 5.000
05/23/25
996,005
American Honda Finance Corp. , GMTN
200,000 5.800
10/03/25
201,180
250,000 5.125
07/07/28
250,323
American Honda Finance Corp. , MTN
40,000 1.200
07/08/25
38,211
Booking Holdings, Inc.
100,000 3.600
06/01/26
96,984
136,000 4.625
04/13/30
132,813
Costco Wholesale Corp.
232,000 3.000
05/18/27
221,470
555,000 1.375
06/20/27
500,853
100,000 1.600
04/20/30
83,513
876,000 1.750
04/20/32
699,461
Dollar Tree, Inc.
414,000 4.200
05/15/28
397,029
eBay, Inc.
490,000 4.000
07/15/42
392,729
Expedia Group, Inc.
300,000 3.250
02/15/30
268,204
Ford Motor Co.
100,000 4.346
12/08/26
97,142
1,000,000 3.250
02/12/32
820,069
550,000 5.291
12/08/46
481,125
Ford Motor Credit Co. LLC
500,000 4.134
08/04/25
490,745
500,000 4.542
08/01/26
486,952
200,000 4.271
01/09/27
192,140
1,455,000 5.800
03/05/27
1,452,236
500,000 2.900
02/16/28
451,008
400,000 6.800
05/12/28
411,892
1,500,000 6.798
11/07/28
1,551,159
300,000 2.900
02/10/29
263,118
500,000 5.113
05/03/29
482,610
500,000 7.350
03/06/30
524,682
1,000,000 7.122
11/07/33
1,064,773
General Motors Co.
450,000 6.125
10/01/25
451,902
545,000 5.000
10/01/28
537,304
408,000 5.600
10/15/32
405,291
880,000 6.600
04/01/36
920,892
273,000 5.150
04/01/38
250,242
368,000 6.750
04/01/46
386,629

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
General Motors Co. – (continued)
$ 200,000 5.400%
04/01/48
$ 178,889
190,000 5.950
04/01/49
182,934
General Motors Financial Co., Inc.
100,000 4.300
07/13/25
98,521
300,000 5.250
03/01/26
298,581
100,000 4.000
10/06/26
96,579
400,000 2.350
02/26/27
368,662
100,000 5.000
04/09/27
98,832
600,000 2.700
08/20/27
552,910
300,000 6.000
01/09/28
304,717
500,000 5.850
04/06/30
504,101
1,040,000 2.350
01/08/31
848,040
250,000 2.700
06/10/31
205,814
Global Payments, Inc.
1,000,000 2.900
05/15/30
867,651
510,000 2.900
11/15/31
426,226
Home Depot, Inc. (The)
220,000 3.350
09/15/25
214,784
205,000 4.000
09/15/25
201,806
318,000 3.000
04/01/26
306,515
244,000 3.900
12/06/28
234,762
390,000 2.950
06/15/29
355,253
400,000 1.375
03/15/31
316,221
400,000 1.875
09/15/31
323,537
680,000 5.875
12/16/36
717,648
460,000 3.300
04/15/40
356,971
500,000 4.200
04/01/43
422,893
150,000 4.875
02/15/44
137,663
130,000 4.400
03/15/45
111,885
300,000 4.250
04/01/46
250,702
300,000 4.500
12/06/48
257,064
300,000 3.125
12/15/49
202,846
300,000 3.350
04/15/50
210,626
406,000 2.375
03/15/51
229,962
1,000,000 4.950
09/15/52
920,266
300,000 3.500
09/15/56
211,295
Las Vegas Sands Corp.
190,000 3.500
08/18/26
180,532
396,000 3.900
08/08/29
359,882
Lowe's Cos., Inc.
500,000 4.800
04/01/26
496,402
390,000 3.100
05/03/27
369,606
200,000 1.300
04/15/28
173,620
352,000 1.700
09/15/28
306,185
252,000 1.700
10/15/30
204,332
226,000 3.750
04/01/32
204,544
1,590,000 5.150
07/01/33
1,575,802
1,000,000 3.000
10/15/50
625,627
850,000 4.250
04/01/52
668,720
700,000 5.625
04/15/53
678,530
Marriott International, Inc.
100,000 4.900
04/15/29
98,407
Marriott International, Inc. , Series FF
236,000 4.625
06/15/30
227,611
Marriott International, Inc. , Series GG
300,000 3.500
10/15/32
259,108
Marriott International, Inc. , Series R
170,000 3.125
06/15/26
162,601
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Mastercard, Inc.
$ 143,000 2.950%
11/21/26
$ 136,331
144,000 3.300
03/26/27
137,940
1,000,000 4.875
03/09/28
1,003,495
132,000 2.950
06/01/29
120,403
368,000 3.350
03/26/30
338,913
250,000 2.000
11/18/31
204,446
162,000 3.650
06/01/49
123,971
400,000 3.850
03/26/50
316,267
McDonald's Corp.
900,000 5.450
08/14/53
873,926
McDonald's Corp. , MTN
230,000 3.700
01/30/26
224,272
304,000 3.500
03/01/27
291,456
350,000 3.800
04/01/28
334,682
100,000 2.625
09/01/29
88,981
254,000 2.125
03/01/30
216,072
150,000 3.600
07/01/30
138,132
321,000 4.700
12/09/35
302,534
360,000 6.300
10/15/37
384,262
100,000 6.300
03/01/38
106,981
150,000 4.875
12/09/45
135,097
300,000 4.450
03/01/47
252,457
296,000 4.450
09/01/48
249,383
372,000 4.200
04/01/50
297,927
NIKE, Inc.
115,000 2.375
11/01/26
108,185
190,000 2.750
03/27/27
179,300
204,000 2.850
03/27/30
182,718
250,000 3.250
03/27/40
195,538
390,000 3.875
11/01/45
315,486
340,000 3.375
03/27/50
245,884
Starbucks Corp.
2,012,000 3.800
08/15/25
1,972,530
100,000 4.000
11/15/28
95,906
300,000 3.000
02/14/32
258,232
250,000 4.500
11/15/48
208,640
102,000 4.450
08/15/49
84,080
710,000 3.500
11/15/50
499,141
Tapestry, Inc.
100,000 7.000
11/27/26
102,559
600,000 7.350
11/27/28
621,975
Target Corp.
300,000 2.950
01/15/52
193,891
250,000 4.800
01/15/53
226,619
Toyota Motor Credit Corp.
150,000 4.625
01/12/28
148,395
Toyota Motor Credit Corp. , MTN
700,000 0.800
10/16/25
659,791
1,428,000 1.900
01/13/27
1,317,373
400,000 3.050
03/22/27
378,255
400,000 4.550
09/20/27
393,888
100,000 4.450
06/29/29
97,553
475,000 2.150
02/13/30
407,946
427,000 3.375
04/01/30
390,625
Visa, Inc.
123,000 3.150
12/14/25
119,402
100,000 1.900
04/15/27
92,193
267,000 2.750
09/15/27
249,804

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Visa, Inc. – (continued)
$ 174,000 2.050%
04/15/30
$ 148,740
288,000 1.100
02/15/31
227,125
920,000 4.150
12/14/35
857,089
100,000 2.700
04/15/40
72,713
729,000 4.300
12/14/45
635,221
100,000 3.650
09/15/47
77,730
200,000 2.000
08/15/50
111,003
Walmart, Inc.
190,000 3.550
06/26/25
186,781
100,000 3.050
07/08/26
96,378
166,000 3.700
06/26/28
160,337
252,000 1.500
09/22/28
221,112
220,000 1.800
09/22/31
180,061
455,000 5.250
09/01/35
467,003
330,000 6.500
08/15/37
372,952
315,000 4.050
06/29/48
262,102
400,000 2.650
09/22/51
250,965
940,000 4.500
09/09/52
831,618
61,847,678
Consumer Noncyclical – 6.7%
Abbott Laboratories
568,000 3.750
11/30/26
552,252
538,000 4.750
11/30/36
519,174
540,000 4.900
11/30/46
510,558
AbbVie, Inc.
291,000 3.200
05/14/26
280,967
250,000 4.250
11/14/28
242,996
625,000 3.200
11/21/29
571,721
525,000 4.550
03/15/35
496,646
290,000 4.500
05/14/35
272,776
806,000 4.050
11/21/39
700,269
2,000,000 5.350
03/15/44
1,984,683
300,000 4.850
06/15/44
278,841
379,000 4.750
03/15/45
346,987
600,000 4.700
05/14/45
544,880
304,000 4.450
05/14/46
265,613
420,000 4.875
11/14/48
387,378
950,000 4.250
11/21/49
791,925
800,000 5.400
03/15/54
790,834
Altria Group, Inc.
800,000 2.350
05/06/25
776,304
780,000 4.800
02/14/29
764,462
370,000 2.450
02/04/32
297,557
100,000 5.800
02/14/39
99,584
270,000 3.400
02/04/41
193,485
220,000 4.250
08/09/42
175,398
280,000 5.375
01/31/44
266,144
148,000 3.875
09/16/46
107,392
690,000 5.950
02/14/49
676,557
670,000 3.700
02/04/51
452,021
150,000 4.000
02/04/61
104,388
Baxter International, Inc.
300,000 1.915
02/01/27
273,820
100,000 3.132
12/01/51
62,885
Becton Dickinson & Co.
200,000 3.700
06/06/27
191,367
200,000 4.693
02/13/28
196,608
820,000 4.669
06/06/47
714,315
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Bristol-Myers Squibb Co.
$ 1,922,000 0.750%
11/13/25
$ 1,805,975
1,000,000 4.950
02/20/26
994,214
750,000 3.200
06/15/26
722,922
400,000 3.900
02/20/28
386,777
100,000 1.450
11/13/30
80,426
100,000 5.750
02/01/31
103,618
100,000 2.950
03/15/32
86,337
1,000,000 5.900
11/15/33
1,046,142
100,000 4.125
06/15/39
87,000
100,000 2.350
11/13/40
66,675
200,000 4.350
11/15/47
168,259
630,000 4.550
02/20/48
543,626
714,000 4.250
10/26/49
588,808
600,000 2.550
11/13/50
356,128
950,000 3.700
03/15/52
703,307
800,000 5.550
02/22/54
788,554
315,000 3.900
03/15/62
229,280
Centene Corp.
1,083,000 4.250
12/15/27
1,035,619
400,000 2.450
07/15/28
353,000
760,000 4.625
12/15/29
715,350
471,000 3.000
10/15/30
400,939
638,000 2.500
03/01/31
521,476
511,000 2.625
08/01/31
416,465
Elevance Health, Inc.
120,000 5.375
06/15/34
119,430
304,000 6.100
10/15/52
319,292
Eli Lilly & Co.
1,140,000 4.500
02/09/29
1,124,431
540,000 4.700
02/09/34
525,527
190,000 3.950
03/15/49
154,349
300,000 2.250
05/15/50
174,200
892,000 2.500
09/15/60
499,061
Gilead Sciences, Inc.
500,000 2.950
03/01/27
473,456
900,000 5.250
10/15/33
901,029
430,000 4.000
09/01/36
376,040
180,000 5.650
12/01/41
181,129
500,000 4.800
04/01/44
452,718
270,000 4.750
03/01/46
240,269
528,000 4.150
03/01/47
428,041
500,000 2.800
10/01/50
316,663
Johnson & Johnson
1,490,000 0.550
09/01/25
1,407,244
230,000 2.450
03/01/26
220,521
300,000 1.300
09/01/30
245,201
600,000 3.700
03/01/46
481,289
1,000,000 3.750
03/03/47
801,146
250,000 2.450
09/01/60
139,340
Kroger Co. (The)
500,000 3.950
01/15/50
384,516
Medtronic Global Holdings SCA
1,000,000 4.500
03/30/33
960,109
Medtronic, Inc.
580,000 4.375
03/15/35
544,260
385,000 4.625
03/15/45
351,508
Merck & Co., Inc.
750,000 0.750
02/24/26
697,587

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Merck & Co., Inc. – (continued)
$ 1,100,000 4.500%
05/17/33
$ 1,060,287
500,000 2.750
12/10/51
314,060
100,000 5.000
05/17/53
94,105
100,000 2.900
12/10/61
59,892
1,000,000 5.150
05/17/63
950,540
Mylan, Inc.
195,000 4.550
04/15/28
186,806
254,000 5.200
04/15/48
205,484
Philip Morris International, Inc.
1,000,000 3.375
08/11/25
977,266
1,290,000 5.000
11/17/25
1,282,718
200,000 0.875
05/01/26
184,020
1,000,000 4.750
02/12/27
991,416
400,000 5.125
11/17/27
399,262
800,000 5.625
09/07/33
805,729
100,000 3.875
08/21/42
78,097
250,000 4.250
11/10/44
202,869
Regeneron Pharmaceuticals, Inc.
346,000 2.800
09/15/50
212,988
Shire Acquisitions Investments Ireland DAC
1,500,000 3.200
09/23/26
1,430,310
Stryker Corp.
640,000 4.625
03/15/46
559,246
Thermo Fisher Scientific, Inc.
1,000,000 5.086
08/10/33
992,106
470,000 2.800
10/15/41
337,860
Utah Acquisition Sub, Inc.
455,000 3.950
06/15/26
439,600
200,000 5.250
06/15/46
164,708
Viatris, Inc.
900,000 2.700
06/22/30
756,546
423,000 4.000
06/22/50
287,965
Walgreens Boots Alliance, Inc.
450,000 3.450
06/01/26
428,474
106,000 4.800
11/18/44
88,616
50,000 4.100
04/15/50
36,424
Zoetis, Inc.
158,000 3.000
09/12/27
147,723
410,000 4.700
02/01/43
366,316
53,651,473
Consumer Products – 0.5%
Haleon  U.S. Capital LLC
300,000 3.375
03/24/29
277,357
Haleon US Capital LLC
300,000 3.625
03/24/32
268,930
400,000 4.000
03/24/52
318,691
Kenvue, Inc.
300,000 5.050
03/22/28
300,869
500,000 5.100
03/22/43
482,543
100,000 5.050
03/22/53
94,128
150,000 5.200
03/22/63
141,646
Procter & Gamble Co. (The)
180,000 0.550
10/29/25
168,972
200,000 2.450
11/03/26
188,744
214,000 1.900
02/01/27
198,685
350,000 2.850
08/11/27
329,869
512,000 3.000
03/25/30
468,526
350,000 1.200
10/29/30
282,484
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Products – (continued)
Procter & Gamble Co. (The) – (continued)
$ 300,000 1.950%
04/23/31
$ 251,634
110,000 2.300
02/01/32
93,438
3,866,516
Electric – 3.5%
American Electric Power Co., Inc.
100,000 5.625
03/01/33
99,374
( US 5 Year CMT T-Note +
2.675% )
300,000 3.875
02/15/62
(b)
274,524
Berkshire Hathaway Energy Co.
100,000 5.150
11/15/43
94,125
300,000 4.450
01/15/49
246,652
600,000 4.250
10/15/50
468,098
Consolidated Edison Co. of New York, Inc.
600,000 5.900
11/15/53
618,644
250,000 4.625
12/01/54
212,378
134,000 3.600
06/15/61
92,526
Consolidated Edison Co. of New York, Inc. , Series 20B
400,000 3.950
04/01/50
312,135
Constellation Energy Generation LLC
100,000 5.600
03/01/28
101,037
100,000 6.500
10/01/53
107,109
Dominion Energy, Inc.
500,000 5.375
11/15/32
495,258
Dominion Energy, Inc. , Series A
( US 5 Year CMT T-Note +
2.386% )
610,000 6.875
02/01/55
(b)
618,316
Duke Energy Carolinas LLC
1,000,000 4.950
01/15/33
978,962
345,000 3.200
08/15/49
232,011
Duke Energy Corp.
390,000 2.650
09/01/26
368,024
480,000 2.450
06/01/30
416,564
100,000 2.550
06/15/31
83,655
604,000 3.750
09/01/46
446,340
350,000 3.500
06/15/51
238,280
316,000 5.000
08/15/52
276,316
100,000 6.100
09/15/53
102,726
Duke Energy Florida LLC
400,000 6.400
06/15/38
427,515
Entergy Louisiana LLC
1,730,000 4.000
03/15/33
1,561,646
242,000 4.200
09/01/48
192,707
Exelon Corp.
200,000 3.400
04/15/26
193,508
1,500,000 5.150
03/15/28
1,495,046
230,000 4.700
04/15/50
196,137
Georgia Power Co.
1,000,000 4.950
05/17/33
972,509
100,000 5.125
05/15/52
93,293
Georgia Power Co. , Series A
756,000 3.250
03/15/51
510,881
NextEra Energy Capital Holdings, Inc.
200,000 4.450
06/20/25
198,152
500,000 4.950
01/29/26
497,141
550,000 3.550
05/01/27
523,921
400,000 4.625
07/15/27
393,302

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
NextEra Energy Capital Holdings, Inc. – (continued)
$ 260,000 4.900%
02/28/28
$ 257,544
200,000 5.250
03/15/34
195,594
450,000 5.550
03/15/54
437,225
NiSource, Inc.
100,000 2.950
09/01/29
89,521
250,000 3.950
03/30/48
188,203
Northern States Power Co.
100,000 5.100
05/15/53
92,940
Pacific Gas and Electric Co.
1,000,000 6.100
01/15/29
1,022,331
100,000 4.550
07/01/30
94,594
270,000 2.500
02/01/31
223,037
789,000 3.250
06/01/31
679,935
300,000 3.300
08/01/40
213,712
100,000 3.950
12/01/47
72,297
600,000 4.950
07/01/50
502,495
100,000 3.500
08/01/50
66,067
1,100,000 6.750
01/15/53
1,164,012
495,000 6.700
04/01/53
524,129
PacifiCorp
260,000 2.900
06/15/52
151,951
600,000 5.350
12/01/53
540,956
940,000 5.500
05/15/54
860,687
Public Service Co. of Colorado
550,000 5.750
05/15/54
548,832
San Diego Gas & Electric Co. , Series VVV
100,000 1.700
10/01/30
81,040
Sempra
538,000 3.250
06/15/27
506,465
250,000 3.400
02/01/28
234,991
450,000 6.000
10/15/39
453,047
240,000 4.000
02/01/48
182,861
( US 5 Year CMT T-Note +
2.868% )
405,000 4.125
04/01/52
(b)
377,081
Southern California Edison Co.
100,000 5.850
11/01/27
101,981
100,000 5.950
11/01/32
103,389
250,000 4.650
10/01/43
216,079
587,000 4.000
04/01/47
451,662
318,000 3.650
02/01/50
227,628
Southern California Edison Co. , Series 20A
220,000 2.950
02/01/51
137,307
Southern California Edison Co. , Series C
200,000 4.125
03/01/48
156,353
Southern Co. (The)
1,056,000 3.250
07/01/26
1,013,914
430,000 4.400
07/01/46
362,342
Southern Co. (The) , Series B
( US 5 Year CMT T-Note +
3.733% )
300,000 4.000
01/15/51
(b)
290,296
Virginia Electric and Power Co.
100,000 5.000
04/01/33
96,904
444,000 2.450
12/15/50
251,801
Virginia Electric and Power Co. , Series A
600,000 3.500
03/15/27
574,137
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Xcel Energy, Inc.
$ 100,000 5.450%
08/15/33
$ 98,402
27,982,554
Electrical – 0.0%
Emerson Electric Co.
270,000 2.200
12/21/31
223,945
180,000 2.800
12/21/51
113,045
336,990
Energy – 6.4%
Baker Hughes Holdings LLC
50,000 5.125
09/15/40
47,696
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
394,000 3.337
12/15/27
370,743
300,000 4.080
12/15/47
238,251
BP Capital Markets PLC
( US 5 Year CMT T-Note +
4.036% )
385,000 4.375
09/22/72
(b)
379,706
Cheniere Corpus Christi Holdings LLC
1,136,000 5.125
06/30/27
1,126,060
Cheniere Energy Partners LP
550,000 4.500
10/01/29
523,875
600,000 4.000
03/01/31
541,875
500,000 3.250
01/31/32
424,375
Cheniere Energy, Inc.
448,000 4.625
10/15/28
432,880
Chevron Corp.
360,000 1.995
05/11/27
331,839
ConocoPhillips Co.
1,850,000 5.550
03/15/54
1,823,637
Diamondback Energy, Inc.
1,000,000 3.500
12/01/29
917,344
Energy Transfer LP
668,000 2.900
05/15/25
649,982
200,000 4.750
01/15/26
197,508
100,000 6.050
12/01/26
101,627
200,000 5.500
06/01/27
200,531
100,000 4.000
10/01/27
95,769
230,000 4.950
06/15/28
226,341
551,000 5.250
04/15/29
546,728
540,000 3.750
05/15/30
493,322
410,000 6.400
12/01/30
429,214
400,000 6.500
02/01/42
413,510
201,000 5.300
04/15/47
177,011
283,000 5.400
10/01/47
253,416
277,000 6.000
06/15/48
267,706
431,000 6.250
04/15/49
428,505
480,000 5.000
05/15/50
409,555
400,000 5.950
05/15/54
385,522
Enterprise Products Operating LLC
326,000 3.125
07/31/29
297,182
150,000 2.800
01/31/30
133,193
1,460,000 5.350
01/31/33
1,463,104
150,000 5.950
02/01/41
154,657
207,000 4.850
08/15/42
188,491
220,000 4.450
02/15/43
190,158
268,000 4.850
03/15/44
242,975
176,000 5.100
02/15/45
163,714

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC – (continued)
$ 220,000 4.900%
05/15/46
$ 199,653
414,000 4.800
02/01/49
367,592
368,000 4.200
01/31/50
296,963
753,000 3.950
01/31/60
552,165
Enterprise Products Operating LLC , Series E
( 3M U.S. T-Bill MMY  +
3.295 )
249,000 5.250
08/16/77
(b)
239,583
EOG Resources, Inc.
233,000 4.150
01/15/26
229,126
186,000 4.375
04/15/30
180,039
236,000 4.950
04/15/50
216,719
Exxon Mobil Corp.
262,000 3.043
03/01/26
253,093
130,000 2.275
08/16/26
122,529
100,000 3.294
03/19/27
96,167
476,000 3.482
03/19/30
441,367
300,000 2.610
10/15/30
261,809
560,000 4.227
03/19/40
493,431
430,000 3.567
03/06/45
329,052
600,000 4.114
03/01/46
498,624
408,000 3.095
08/16/49
277,868
628,000 4.327
03/19/50
530,217
460,000 3.452
04/15/51
331,591
Halliburton Co.
112,000 2.920
03/01/30
99,601
493,000 4.850
11/15/35
471,481
486,000 6.700
09/15/38
535,140
270,000 7.450
09/15/39
319,292
200,000 5.000
11/15/45
182,530
Hess Corp.
248,000 4.300
04/01/27
241,507
148,000 6.000
01/15/40
151,816
323,000 5.600
02/15/41
319,496
Kinder Morgan Energy Partners LP
188,000 5.500
03/01/44
174,364
Kinder Morgan Energy Partners LP , MTN
1,100,000 6.950
01/15/38
1,196,986
Kinder Morgan, Inc.
690,000 4.300
06/01/25
681,086
420,000 2.000
02/15/31
342,232
396,000 5.550
06/01/45
370,644
142,000 5.050
02/15/46
124,499
500,000 5.200
03/01/48
443,091
200,000 3.600
02/15/51
137,262
100,000 5.450
08/01/52
91,787
Kinder Morgan, Inc. , GMTN
910,000 7.750
01/15/32
1,025,798
Marathon Petroleum Corp.
420,000 4.700
05/01/25
415,997
800,000 6.500
03/01/41
846,081
200,000 4.750
09/15/44
171,981
MPLX LP
1,000,000 1.750
03/01/26
937,568
136,000 4.125
03/01/27
131,912
200,000 4.000
03/15/28
191,344
530,000 4.800
02/15/29
519,140
314,000 2.650
08/15/30
267,639
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
MPLX LP – (continued)
$ 350,000 4.500%
04/15/38
$ 304,065
310,000 5.200
03/01/47
278,294
320,000 4.700
04/15/48
264,279
180,000 5.500
02/15/49
166,359
600,000 4.950
03/14/52
511,414
Occidental Petroleum Corp.
350,000 6.625
09/01/30
366,625
165,000 6.125
01/01/31
168,919
230,000 7.500
05/01/31
253,771
854,000 6.450
09/15/36
893,497
350,000 6.600
03/15/46
368,131
ONEOK, Inc.
450,000 5.550
11/01/26
451,674
180,000 4.550
07/15/28
174,953
342,000 3.100
03/15/30
303,176
640,000 6.100
11/15/32
658,837
200,000 5.200
07/15/48
176,918
928,000 6.625
09/01/53
996,264
Phillips 66
300,000 3.900
03/15/28
286,435
390,000 4.650
11/15/34
362,410
250,000 5.875
05/01/42
252,960
710,000 4.875
11/15/44
637,514
Pioneer Natural Resources Co.
270,000 1.125
01/15/26
252,678
Plains All American Pipeline LP / PAA Finance Corp.
766,000 4.650
10/15/25
755,952
240,000 4.500
12/15/26
234,603
339,000 3.550
12/15/29
308,712
Sabine Pass Liquefaction LLC
1,176,000 5.875
06/30/26
1,181,145
430,000 5.000
03/15/27
426,775
498,000 4.200
03/15/28
479,325
Shell International Finance BV
350,000 5.500
03/25/40
353,617
Targa Resources Corp.
200,000 4.950
04/15/52
170,884
Targa Resources Partners LP / Targa Resources Partners Finance
Corp.
450,000 5.500
03/01/30
443,813
900,000 4.875
02/01/31
858,375
1,100,000 4.000
01/15/32
983,125
Transcontinental Gas Pipe Line Co. LLC
744,000 7.850
02/01/26
768,706
Valero Energy Corp.
560,000 6.625
06/15/37
598,407
100,000 3.650
12/01/51
69,304
Western Midstream Operating LP
1,000,000 4.050
02/01/30
924,101
270,000 5.250
02/01/50
235,676
Williams Cos., Inc. (The)
280,000 4.000
09/15/25
274,919
100,000 5.400
03/02/26
100,317
518,000 3.750
06/15/27
498,016
384,000 3.500
11/15/30
346,227
250,000 2.600
03/15/31
210,782
642,000 6.300
04/15/40
666,663
200,000 5.100
09/15/45
182,254

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Williams Cos., Inc. (The) – (continued)
$ 240,000 4.850%
03/01/48
$ 207,620
50,984,355
Financial Company – 1.3%
Air Lease Corp.
180,000 1.875
08/15/26
166,406
100,000 2.200
01/15/27
91,999
362,000 3.125
12/01/30
314,582
Air Lease Corp. , MTN
1,000,000 2.875
01/15/26
955,824
400,000 2.875
01/15/32
334,516
Ally Financial, Inc.
400,000 5.750
11/20/25
398,194
439,000 7.100
11/15/27
456,129
569,000 8.000
11/01/31
621,953
( SOFR + 2.820% )
100,000 6.848
01/03/30
(b)
103,565
Ares Capital Corp.
250,000 3.250
07/15/25
241,715
429,000 2.150
07/15/26
396,190
500,000 2.875
06/15/28
442,714
Blackstone Private Credit Fund
1,000,000 7.050
09/29/25
1,010,716
349,000 2.625
12/15/26
318,472
630,000 3.250
03/15/27
580,756
GE Capital International Funding Co Unlimited Co.
1,772,000 4.418
11/15/35
1,630,507
Morgan Stanley
( SOFR + 2.050% )
2,300,000 6.627
11/01/34
(b)
2,468,136
10,532,374
Food and Beverage – 2.1%
Coca-Cola Co. (The)
700,000 3.375
03/25/27
673,773
250,000 1.450
06/01/27
226,880
250,000 1.500
03/05/28
222,289
240,000 1.000
03/15/28
209,156
102,000 2.125
09/06/29
89,399
656,000 3.450
03/25/30
608,737
193,000 1.650
06/01/30
160,478
255,000 2.000
03/05/31
212,697
240,000 1.375
03/15/31
191,582
210,000 2.500
06/01/40
147,471
110,000 2.875
05/05/41
81,094
430,000 2.600
06/01/50
266,383
200,000 3.000
03/05/51
135,142
250,000 2.500
03/15/51
150,544
220,000 2.750
06/01/60
132,249
Conagra Brands, Inc.
200,000 1.375
11/01/27
175,251
200,000 5.300
11/01/38
186,532
Constellation Brands, Inc.
498,000 3.150
08/01/29
449,732
J M Smucker Co. (The)
500,000 6.500
11/15/53
533,599
Keurig Dr Pepper, Inc.
299,000 3.200
05/01/30
268,337
100,000 3.800
05/01/50
74,731
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
Keurig Dr Pepper, Inc. – (continued)
$ 412,000 4.500%
04/15/52
$ 344,399
Kraft Heinz Foods Co.
765,000 3.000
06/01/26
731,825
200,000 3.875
05/15/27
193,327
250,000 6.875
01/26/39
277,215
507,000 5.000
06/04/42
462,450
552,000 4.375
06/01/46
453,565
410,000 4.875
10/01/49
358,613
Molson Coors Beverage Co.
820,000 3.000
07/15/26
781,437
190,000 5.000
05/01/42
173,700
370,000 4.200
07/15/46
297,393
Mondelez International, Inc.
435,000 2.750
04/13/30
382,109
490,000 2.625
09/04/50
295,999
PepsiCo, Inc.
467,000 2.750
04/30/25
456,599
1,000,000 5.250
11/10/25
1,002,446
260,000 2.850
02/24/26
250,720
166,000 2.375
10/06/26
156,405
218,000 3.000
10/15/27
205,404
96,000 2.625
07/29/29
86,473
210,000 2.750
03/19/30
186,775
210,000 1.625
05/01/30
174,759
100,000 1.400
02/25/31
79,907
400,000 1.950
10/21/31
327,492
262,000 2.625
10/21/41
184,164
300,000 4.450
04/14/46
265,492
252,000 3.450
10/06/46
189,612
180,000 2.875
10/15/49
119,580
130,000 3.625
03/19/50
99,315
Pilgrim's Pride Corp.
300,000 4.250
04/15/31
271,125
590,000 6.250
07/01/33
601,062
Sysco Corp.
200,000 3.750
10/01/25
195,299
550,000 3.300
07/15/26
527,764
547,000 3.250
07/15/27
516,739
329,000 5.950
04/01/30
341,588
270,000 6.600
04/01/50
301,655
16,488,463
Hardware – 0.0%
CDW LLC / CDW Finance Corp.
300,000 2.670
12/01/26
279,702
Healthcare – 4.6%
Aetna, Inc.
140,000 6.625
06/15/36
149,316
314,000 3.875
08/15/47
229,567
Cigna Group (The)
2,382,000 4.125
11/15/25
2,339,044
1,210,000 4.375
10/15/28
1,170,816
300,000 4.800
08/15/38
275,511
130,000 4.800
07/15/46
115,139
674,000 4.900
12/15/48
593,897
290,000 3.400
03/15/50
198,799
472,000 3.400
03/15/51
320,997
790,000 5.600
02/15/54
760,169

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
CVS Health Corp.
$ 656,000 3.875%
07/20/25
$ 643,651
90,000 2.875
06/01/26
85,714
358,000 3.000
08/15/26
340,572
478,000 3.625
04/01/27
456,216
350,000 1.300
08/21/27
308,201
815,000 4.300
03/25/28
786,007
570,000 5.400
06/01/29
568,684
613,000 3.250
08/15/29
554,207
140,000 5.125
02/21/30
137,528
210,000 1.750
08/21/30
169,861
1,680,000 5.550
06/01/31
1,679,739
400,000 5.250
02/21/33
389,456
1,016,000 4.780
03/25/38
907,946
246,000 4.125
04/01/40
198,799
160,000 2.700
08/21/40
106,497
176,000 5.300
12/05/43
161,139
520,000 5.125
07/20/45
461,118
968,000 5.050
03/25/48
837,481
50,000 4.250
04/01/50
38,106
1,078,000 5.875
06/01/53
1,041,693
Danaher Corp.
340,000 2.800
12/10/51
213,098
Elevance Health, Inc.
200,000 1.500
03/15/26
187,060
552,000 3.650
12/01/27
525,490
1,000,000 4.101
03/01/28
964,676
150,000 2.875
09/15/29
133,713
300,000 2.550
03/15/31
255,013
84,000 4.625
05/15/42
74,553
309,000 4.650
01/15/43
273,610
174,000 4.650
08/15/44
152,791
340,000 4.375
12/01/47
285,321
118,000 4.550
03/01/48
100,533
300,000 3.125
05/15/50
200,345
GE HealthCare Technologies, Inc.
100,000 5.600
11/15/25
100,031
1,780,000 5.905
11/22/32
1,823,847
HCA, Inc.
430,000 5.875
02/15/26
431,075
628,000 5.250
06/15/26
624,860
388,000 5.375
09/01/26
387,515
555,000 4.500
02/15/27
541,125
180,000 5.200
06/01/28
178,487
100,000 5.625
09/01/28
100,625
680,000 5.875
02/01/29
689,350
404,000 4.125
06/15/29
379,848
500,000 3.500
09/01/30
447,106
100,000 5.125
06/15/39
92,500
315,000 5.500
06/15/47
291,178
410,000 5.250
06/15/49
365,590
220,000 3.500
07/15/51
147,242
415,000 4.625
03/15/52
323,699
Humana, Inc.
300,000 3.700
03/23/29
279,619
864,000 5.875
03/01/33
878,501
Solventum Corp.
1,460,000 5.400
03/01/29
(a)
1,453,074
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
UnitedHealth Group, Inc.
$ 288,000 3.750%
07/15/25
$ 283,492
100,000 3.100
03/15/26
96,659
100,000 3.450
01/15/27
96,203
400,000 2.950
10/15/27
375,092
590,000 2.300
05/15/31
495,846
678,000 4.200
05/15/32
636,326
500,000 5.350
02/15/33
506,354
748,000 4.625
07/15/35
714,578
390,000 5.800
03/15/36
405,979
828,000 4.250
03/15/43
718,035
1,000,000 4.750
07/15/45
913,506
573,000 4.450
12/15/48
491,251
300,000 3.700
08/15/49
226,378
700,000 3.250
05/15/51
483,758
311,000 4.750
05/15/52
276,370
500,000 3.875
08/15/59
371,802
766,000 6.050
02/15/63
812,927
36,831,901
Insurance – 1.9%
American International Group, Inc.
204,000 4.800
07/10/45
184,228
301,000 4.750
04/01/48
266,904
200,000 4.375
06/30/50
167,325
American International Group, Inc. , Series A-9
( 3M USD LIBOR + 2.868% )
262,000 5.750
04/01/48
(b)
257,618
Aon Corp.
340,000 2.800
05/15/30
296,271
Aon Corp. / Aon Global Holdings PLC
352,000 3.900
02/28/52
260,468
Aon North America, Inc.
2,000,000 5.450
03/01/34
1,977,175
Berkshire Hathaway Finance Corp.
112,000 1.450
10/15/30
91,125
530,000 2.875
03/15/32
461,417
100,000 4.250
01/15/49
85,362
430,000 2.850
10/15/50
276,739
50,000 2.500
01/15/51
30,338
850,000 3.850
03/15/52
653,836
Berkshire Hathaway, Inc.
100,000 4.500
02/11/43
93,590
Chubb INA Holdings LLC
472,000 4.350
11/03/45
407,288
Corebridge Financial, Inc.
410,000 3.650
04/05/27
392,603
320,000 3.900
04/05/32
287,070
1,000,000 5.750
01/15/34
1,007,770
( US 5 Year CMT T-Note +
3.846% )
200,000 6.875
12/15/52
(b)
202,666
Equitable Holdings, Inc.
650,000 4.350
04/20/28
622,484
426,000 5.000
04/20/48
381,556
Everest Reinsurance Holdings, Inc.
424,000 3.500
10/15/50
283,881
Marsh & McLennan Cos., Inc.
1,265,000 4.375
03/15/29
1,233,628
100,000 2.250
11/15/30
84,410

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Marsh & McLennan Cos., Inc. – (continued)
$ 206,000 4.900%
03/15/49
$ 184,571
MetLife, Inc.
150,000 4.550
03/23/30
146,837
400,000 5.700
06/15/35
408,015
468,000 6.400
12/15/36
476,520
256,000 4.125
08/13/42
212,503
250,000 4.875
11/13/43
227,820
350,000 4.600
05/13/46
305,230
270,000 5.000
07/15/52
246,421
Prudential Financial, Inc.
( 3M USD LIBOR + 3.031% )
1,007,000 5.375
05/15/45
(b)
997,022
( 3M USD LIBOR + 2.380% )
195,000 4.500
09/15/47
(b)
184,196
210,000 3.905
12/07/47
161,357
246,000 3.935
12/07/49
187,069
( US 5 Year CMT T-Note +
3.035% )
192,000 3.700
10/01/50
(b)
166,261
Prudential Financial, Inc. , MTN
300,000 5.700
12/14/36
307,872
250,000 4.600
05/15/44
218,754
235,000 4.350
02/25/50
191,910
260,000 3.700
03/13/51
189,825
Travelers Cos., Inc. (The)
440,000 3.050
06/08/51
293,791
15,111,726
Metals and Mining – 0.0%
Newmont Corp.
270,000 2.250
10/01/30
227,754
Pharmaceuticals – 0.1%
Viatris, Inc.
540,000 3.850
06/22/40
393,183
REITs and Real Estate – 1.0%
Boston Properties LP
200,000 3.650
02/01/26
192,819
1,000,000 2.450
10/01/33
738,878
Digital Realty Trust LP
450,000 5.550
01/15/28
453,210
830,000 3.600
07/01/29
765,038
Equinix, Inc.
270,000 3.200
11/18/29
242,172
204,000 2.150
07/15/30
169,173
200,000 2.500
05/15/31
166,178
GLP Capital LP / GLP Financing II, Inc.
580,000 5.375
04/15/26
575,394
336,000 5.300
01/15/29
330,253
130,000 3.250
01/15/32
107,843
Prologis LP
100,000 2.250
04/15/30
85,239
140,000 1.250
10/15/30
111,198
1,000,000 5.125
01/15/34
985,210
Realty Income Corp.
200,000 3.250
01/15/31
177,125
Simon Property Group LP
160,000 3.300
01/15/26
154,877
68,000 3.250
11/30/26
64,922
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Simon Property Group LP – (continued)
$ 200,000 3.375%
12/01/27
$ 189,085
332,000 2.450
09/13/29
289,597
174,000 2.650
07/15/30
150,741
384,000 3.250
09/13/49
259,085
220,000 3.800
07/15/50
162,803
VICI Properties LP
300,000 4.750
02/15/28
291,062
750,000 4.950
02/15/30
720,293
400,000 5.125
05/15/32
378,848
Welltower OP LLC
290,000 4.250
04/15/28
279,489
276,000 3.100
01/15/30
246,808
8,287,340
Revenue – 0.3%
Ascension Health
200,000 3.945
11/15/46
166,073
Ascension Health , Series B
352,000 2.532
11/15/29
310,898
CommonSpirit Health
220,000 3.347
10/01/29
201,506
217,000 4.350
11/01/42
185,866
400,000 4.187
10/01/49
319,274
Kaiser Foundation Hospitals
295,000 4.150
05/01/47
245,815
Kaiser Foundation Hospitals , Series 2019
286,000 3.266
11/01/49
203,034
Kaiser Foundation Hospitals , Series 2021
125,000 2.810
06/01/41
90,558
400,000 3.002
06/01/51
267,534
1,990,558
Software – 1.6%
Oracle Corp.
1,440,000 6.150
11/09/29
1,502,358
300,000 2.950
04/01/30
264,657
1,900,000 6.250
11/09/32
2,000,344
600,000 3.900
05/15/35
518,987
645,000 3.800
11/15/37
528,872
1,165,000 3.600
04/01/40
898,308
360,000 3.650
03/25/41
275,590
1,079,000 4.125
05/15/45
848,948
490,000 4.000
11/15/47
373,508
1,566,000 6.900
11/09/52
1,756,642
900,000 4.375
05/15/55
700,280
1,173,000 3.850
04/01/60
808,614
470,000 4.100
03/25/61
338,475
Salesforce, Inc.
800,000 3.700
04/11/28
767,860
500,000 1.950
07/15/31
409,323
700,000 2.900
07/15/51
449,478
Workday, Inc.
400,000 3.500
04/01/27
382,343
180,000 3.800
04/01/32
161,711
12,986,298
Technology – 7.8%
Adobe, Inc.
82,000 2.150
02/01/27
76,327
450,000 2.300
02/01/30
391,302

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Alphabet, Inc.
$ 182,000 1.998%
08/15/26
$ 170,858
50,000 0.800
08/15/27
44,303
114,000 1.100
08/15/30
92,463
1,240,000 1.900
08/15/40
808,159
823,000 2.050
08/15/50
469,168
747,000 2.250
08/15/60
414,795
Analog Devices, Inc.
75,000 3.500
12/05/26
72,251
204,000 1.700
10/01/28
178,318
Apple, Inc.
91,000 1.125
05/11/25
87,475
50,000 0.550
08/20/25
47,358
479,000 0.700
02/08/26
445,637
717,000 3.250
02/23/26
696,396
424,000 2.450
08/04/26
402,069
750,000 2.050
09/11/26
703,418
120,000 3.000
06/20/27
114,018
692,000 2.900
09/12/27
652,467
218,000 3.000
11/13/27
206,132
488,000 1.200
02/08/28
429,137
210,000 1.400
08/05/28
183,730
320,000 3.250
08/08/29
298,109
336,000 1.650
05/11/30
281,503
118,000 1.250
08/20/30
95,871
712,000 1.650
02/08/31
584,922
300,000 1.700
08/05/31
244,379
625,000 4.500
02/23/36
609,179
102,000 2.375
02/08/41
70,515
695,000 3.850
05/04/43
579,974
310,000 4.450
05/06/44
283,975
505,000 3.450
02/09/45
394,786
350,000 4.375
05/13/45
312,599
422,000 4.650
02/23/46
391,306
306,000 3.850
08/04/46
250,069
208,000 4.250
02/09/47
183,277
270,000 3.750
09/12/47
215,751
446,000 3.750
11/13/47
356,641
793,000 2.950
09/11/49
538,768
594,000 2.650
05/11/50
377,536
239,000 2.400
08/20/50
144,524
940,000 2.650
02/08/51
594,097
570,000 3.950
08/08/52
461,031
325,000 2.800
02/08/61
197,494
960,000 2.850
08/05/61
587,035
Applied Materials, Inc.
130,000 3.300
04/01/27
124,657
650,000 1.750
06/01/30
542,302
236,000 4.350
04/01/47
206,756
Automatic Data Processing, Inc.
350,000 3.375
09/15/25
342,430
500,000 1.700
05/15/28
444,706
Broadcom Corp. / Broadcom Cayman Finance Ltd.
659,000 3.875
01/15/27
636,250
598,000 3.500
01/15/28
563,724
Broadcom, Inc.
100,000 3.150
11/15/25
96,713
380,000 3.459
09/15/26
364,909
550,000 1.950
02/15/28
(a)
488,413
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Broadcom, Inc. – (continued)
$ 605,000 4.750%
04/15/29
$ 595,035
248,000 4.150
11/15/30
232,046
514,000 2.450
02/15/31
(a)
429,989
470,000 4.300
11/15/32
436,192
805,000 3.419
04/15/33
(a)
688,480
290,000 3.469
04/15/34
(a)
245,472
600,000 3.137
11/15/35
(a)
478,651
604,000 3.187
11/15/36
(a)
471,703
600,000 3.500
02/15/41
(a)
459,218
460,000 3.750
02/15/51
(a)
340,318
Cisco Systems, Inc.
600,000 5.900
02/15/39
637,424
Dell International LLC / EMC Corp.
1,425,000 4.900
10/01/26
1,411,079
100,000 5.250
02/01/28
100,470
200,000 5.300
10/01/29
200,699
50,000 5.750
02/01/33
51,261
250,000 8.100
07/15/36
298,278
450,000 3.375
12/15/41
330,522
Fidelity National Information Services, Inc.
570,000 1.150
03/01/26
528,674
Fiserv, Inc.
150,000 3.850
06/01/25
147,115
440,000 3.200
07/01/26
421,404
1,000,000 5.450
03/02/28
1,005,688
300,000 4.200
10/01/28
286,719
500,000 3.500
07/01/29
461,185
400,000 4.400
07/01/49
326,582
Hewlett Packard Enterprise Co.
400,000 4.900
10/15/25
396,209
300,000 6.350
10/15/45
318,443
HP, Inc.
1,000,000 5.500
01/15/33
999,602
IBM International Capital Pte Ltd.
910,000 5.300
02/05/54
852,857
Intel Corp.
1,000,000 3.700
07/29/25
979,402
1,200,000 4.875
02/10/26
1,192,901
290,000 3.150
05/11/27
275,072
200,000 3.750
08/05/27
192,357
1,600,000 4.000
08/05/29
1,522,776
700,000 5.125
02/10/30
700,759
250,000 3.900
03/25/30
233,611
500,000 4.900
07/29/45
460,765
500,000 4.100
05/19/46
401,376
250,000 3.734
12/08/47
184,789
260,000 4.900
08/05/52
229,037
1,000,000 5.700
02/10/53
979,575
500,000 3.100
02/15/60
303,750
500,000 3.200
08/12/61
305,291
International Business Machines Corp.
260,000 4.000
07/27/25
255,792
550,000 3.450
02/19/26
533,944
655,000 1.700
05/15/27
595,347
1,086,000 1.950
05/15/30
909,262
540,000 4.150
05/15/39
461,831
180,000 4.000
06/20/42
146,476
300,000 4.250
05/15/49
242,146

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
International Business Machines Corp. – (continued)
$ 300,000 2.950%
05/15/50
$ 190,682
500,000 4.900
07/27/52
446,844
Intuit, Inc.
500,000 5.200
09/15/33
500,551
100,000 5.500
09/15/53
100,186
KLA Corp.
130,000 4.100
03/15/29
125,668
100,000 3.300
03/01/50
70,232
100,000 4.950
07/15/52
92,988
412,000 5.250
07/15/62
394,506
Lam Research Corp.
238,000 4.000
03/15/29
227,880
228,000 1.900
06/15/30
191,030
220,000 4.875
03/15/49
201,879
352,000 2.875
06/15/50
230,795
Leidos, Inc.
300,000 4.375
05/15/30
280,875
565,000 2.300
02/15/31
462,804
300,000 5.750
03/15/33
302,741
Meta Platforms, Inc.
1,000,000 4.600
05/15/28
993,753
100,000 3.850
08/15/32
92,162
750,000 4.950
05/15/33
750,095
800,000 4.450
08/15/52
682,244
Microchip Technology, Inc.
490,000 5.050
03/15/29
485,137
Microsoft Corp.
133,000 3.125
11/03/25
129,380
240,000 2.400
08/08/26
227,381
87,000 3.300
02/06/27
83,810
960,000 3.500
02/12/35
862,346
470,000 3.450
08/08/36
406,963
81,000 4.100
02/06/37
75,280
238,000 4.450
11/03/45
221,153
300,000 3.700
08/08/46
245,419
270,000 4.250
02/06/47
244,946
1,047,000 2.525
06/01/50
658,136
620,000 2.500
09/15/50
(a)
381,565
1,540,000 2.921
03/17/52
1,039,307
632,000 2.675
06/01/60
383,592
400,000 3.041
03/17/62
260,463
Motorola Solutions, Inc.
624,000 4.600
05/23/29
606,573
430,000 2.750
05/24/31
362,678
NVIDIA Corp.
475,000 1.550
06/15/28
420,384
400,000 2.000
06/15/31
333,723
150,000 3.500
04/01/40
123,960
660,000 3.500
04/01/50
504,874
PayPal Holdings, Inc.
250,000 1.650
06/01/25
240,773
1,060,000 4.400
06/01/32
1,008,774
50,000 3.250
06/01/50
34,140
QUALCOMM, Inc.
235,000 3.450
05/20/25
230,739
304,000 3.250
05/20/27
290,594
200,000 1.300
05/20/28
174,547
126,000 2.150
05/20/30
107,846
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
QUALCOMM, Inc. – (continued)
$ 1,000,000 1.650%
05/20/32
$ 779,416
320,000 4.650
05/20/35
310,520
358,000 4.800
05/20/45
332,724
250,000 4.300
05/20/47
214,642
570,000 4.500
05/20/52
491,084
100,000 6.000
05/20/53
107,429
Texas Instruments, Inc.
1,000,000 4.150
05/15/48
829,287
VMware LLC
300,000 1.400
08/15/26
274,520
100,000 3.900
08/21/27
95,496
62,725,072
Transportation – 1.2%
Burlington Northern Santa Fe LLC
100,000 4.450
03/15/43
87,688
200,000 4.900
04/01/44
184,704
200,000 4.150
04/01/45
165,758
100,000 3.900
08/01/46
79,405
280,000 4.150
12/15/48
228,509
600,000 3.300
09/15/51
416,767
1,112,000 4.450
01/15/53
946,208
CSX Corp.
250,000 3.800
03/01/28
240,174
270,000 4.100
03/15/44
223,245
700,000 3.800
11/01/46
544,943
300,000 4.500
11/15/52
256,953
FedEx Corp.
200,000 4.250
05/15/30
191,481
180,000 2.400
05/15/31
151,072
344,000 5.100
01/15/44
311,421
430,000 4.750
11/15/45
369,258
878,000 4.550
04/01/46
730,070
FedEx Corp. 2020-1 Class AA Pass Through Trust , Series 20-1,
AA
121,927 1.875
02/20/34
99,667
Southwest Airlines Co.
300,000 5.125
06/15/27
298,091
Union Pacific Corp.
180,000 2.400
02/05/30
156,515
1,588,000 2.800
02/14/32
1,361,573
278,000 3.799
10/01/51
213,266
95,000 2.950
03/10/52
61,509
408,000 3.839
03/20/60
298,595
446,000 3.799
04/06/71
314,347
United Parcel Service, Inc.
100,000 3.400
03/15/29
93,813
940,000 4.875
03/03/33
923,492
1,000,000 3.750
11/15/47
766,981
9,715,505
Water – 0.0%
American Water Capital Corp.
355,000 4.450
06/01/32
337,989
Wireless – 5.4%
American Tower Corp.
400,000 4.000
06/01/25
393,613
556,000 3.375
10/15/26
530,755
200,000 2.750
01/15/27
187,648

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
American Tower Corp. – (continued)
$ 361,000 3.800%
08/15/29
$ 334,345
80,000 2.900
01/15/30
70,228
300,000 1.875
10/15/30
242,306
590,000 5.900
11/15/33
604,385
251,000 3.100
06/15/50
160,922
AT&T, Inc.
900,000 5.539
02/20/26
899,787
551,000 3.800
02/15/27
532,007
346,000 4.250
03/01/27
338,328
539,000 2.300
06/01/27
495,990
75,000 1.650
02/01/28
66,374
300,000 4.100
02/15/28
289,275
912,000 4.350
03/01/29
878,874
1,629,000 4.300
02/15/30
1,551,861
389,000 2.750
06/01/31
330,605
428,000 2.250
02/01/32
345,272
1,630,000 2.550
12/01/33
1,283,936
690,000 5.400
02/15/34
683,659
685,000 4.500
05/15/35
625,824
140,000 4.850
03/01/39
128,128
330,000 4.350
06/15/45
275,291
435,000 4.750
05/15/46
379,784
293,000 4.500
03/09/48
242,408
225,000 4.550
03/09/49
187,063
538,000 3.650
06/01/51
381,195
130,000 3.300
02/01/52
87,028
1,560,000 3.500
09/15/53
1,055,179
1,358,000 3.550
09/15/55
916,626
530,000 3.800
12/01/57
368,987
1,119,000 3.650
09/15/59
750,986
192,000 3.850
06/01/60
134,432
Crown Castle, Inc.
420,000 3.700
06/15/26
405,733
500,000 5.000
01/11/28
492,853
Sprint Capital Corp.
576,000 6.875
11/15/28
606,960
994,000 8.750
03/15/32
1,185,966
T-Mobile USA, Inc.
390,000 1.500
02/15/26
365,086
600,000 2.250
02/15/26
568,966
900,000 3.750
04/15/27
864,486
655,000 4.950
03/15/28
649,501
50,000 4.800
07/15/28
49,308
300,000 2.625
02/15/29
267,719
700,000 3.375
04/15/29
644,190
900,000 3.875
04/15/30
835,956
1,060,000 2.550
02/15/31
895,146
270,000 2.875
02/15/31
232,896
408,000 2.250
11/15/31
331,343
408,000 2.700
03/15/32
339,916
500,000 5.050
07/15/33
486,683
1,430,000 5.750
01/15/34
1,466,773
640,000 4.375
04/15/40
558,101
500,000 3.000
02/15/41
359,222
750,000 4.500
04/15/50
626,463
500,000 3.300
02/15/51
337,329
100,000 3.400
10/15/52
68,057
200,000 5.650
01/15/53
196,766
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
T-Mobile USA, Inc. – (continued)
$ 500,000 5.750%
01/15/54
$ 499,255
400,000 3.600
11/15/60
269,928
100,000 5.800
09/15/62
99,875
Verizon Communications, Inc.
1,825,000 0.850
11/20/25
1,709,850
930,000 1.450
03/20/26
869,554
559,000 4.125
03/16/27
545,324
250,000 3.000
03/22/27
236,239
710,000 2.100
03/22/28
637,270
922,000 4.329
09/21/28
893,394
771,000 4.016
12/03/29
728,831
384,000 3.150
03/22/30
344,478
236,000 1.500
09/18/30
191,077
85,000 1.680
10/30/30
68,539
670,000 2.550
03/21/31
564,850
650,000 2.355
03/15/32
528,867
985,000 5.050
05/09/33
968,655
800,000 4.400
11/01/34
739,783
220,000 4.272
01/15/36
198,630
445,000 5.250
03/16/37
438,682
1,460,000 2.650
11/20/40
1,009,914
610,000 3.400
03/22/41
468,240
60,000 6.550
09/15/43
66,117
650,000 4.862
08/21/46
595,147
401,000 4.522
09/15/48
342,072
400,000 2.875
11/20/50
252,337
800,000 3.550
03/22/51
574,516
150,000 2.987
10/30/56
91,886
446,000 3.000
11/20/60
267,144
555,000 3.700
03/22/61
391,491
43,180,465
TOTAL CORPORATE OBLIGATIONS
(Cost $695,782,683)
644,562,463
a
Foreign Corporate Debt – 17.8%
Banks – 12.0%
Australia & New Zealand Banking Group Ltd. ( Australia )
590,000 5.088
12/08/25
588,557
Australia & New Zealand Banking Group Ltd. , MTN ( Australia )
400,000 3.700
11/16/25
390,951
250,000 4.750
01/18/27
247,755
Banco Bilbao Vizcaya Argentaria SA ( Spain )
200,000 1.125
09/18/25
188,779
Banco Santander SA ( Spain )
1,432,000 2.746
05/28/25
1,391,222
800,000 5.179
11/19/25
792,193
600,000 1.849
03/25/26
561,991
800,000 4.250
04/11/27
773,947
2,000,000 5.294
08/18/27
1,983,558
310,000 4.379
04/12/28
297,334
600,000 6.607
11/07/28
630,324
325,000 3.490
05/28/30
288,676
( US 1 Year CMT T-Note +
0.900% )
600,000 1.722
09/14/27
(b)
549,054

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
( US 1 Year CMT T-Note +
1.600% )
$ 336,000 3.225%
11/22/32
(b)
$ 281,215
Bank of Montreal ( Canada )
100,000 5.920
09/25/25
100,583
750,000 5.203
02/01/28
750,873
( 5 Year USD Swap + 1.432% )
810,000 3.803
12/15/32
(b)
757,392
( US 5 Year CMT T-Note +
1.400% )
670,000 3.088
01/10/37
(b)
543,559
Bank of Montreal , MTN ( Canada )
750,000 1.850
05/01/25
725,535
Bank of Nova Scotia (The) ( Canada )
448,000 1.300
06/11/25
429,221
566,000 4.500
12/16/25
553,734
1,000,000 1.050
03/02/26
928,942
220,000 2.700
08/03/26
207,927
80,000 1.950
02/02/27
73,541
750,000 4.850
02/01/30
733,581
530,000 2.450
02/02/32
434,409
490,000 5.650
02/01/34
496,013
Barclays PLC ( United Kingdom )
1,035,000 4.375
01/12/26
1,015,278
210,000 5.200
05/12/26
207,328
850,000 4.836
05/09/28
821,880
330,000 5.250
08/17/45
315,213
436,000 4.950
01/10/47
393,011
( SOFR + 2.714% )
200,000 2.852
05/07/26
(b)
194,998
( US 1 Year CMT T-Note +
3.300% )
1,000,000 7.385
11/02/28
(b)
1,049,631
( US 1 Year CMT T-Note +
1.200% )
424,000 2.667
03/10/32
(b)
351,284
( US 1 Year CMT T-Note +
3.000% )
595,000 5.746
08/09/33
(b)
595,050
( SOFR + 2.980% )
1,000,000 6.224
05/09/34
(b)
1,022,674
( SOFR + 3.570% )
500,000 7.119
06/27/34
(b)
528,589
( US 5 Year CMT T-Note +
2.900% )
960,000 3.564
09/23/35
(b)
824,433
( US 1 Year CMT T-Note +
1.700% )
500,000 3.811
03/10/42
(b)
385,662
( US 1 Year CMT T-Note +
1.300% )
1,000,000 3.330
11/24/42
(b)
724,922
Canadian Imperial Bank of Commerce ( Canada )
1,880,000 3.945
08/04/25
1,846,361
1,000,000 3.600
04/07/32
880,764
Cooperatieve Rabobank UA ( Netherlands )
1,105,000 3.750
07/21/26
1,063,703
145,000 5.250
05/24/41
143,333
250,000 5.750
12/01/43
250,541
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Cooperatieve Rabobank UA (Netherlands) – (continued)
$ 485,000 5.250%
08/04/45
$ 463,061
Deutsche Bank AG ( Germany )
( SOFR + 1.870% )
1,000,000 2.129
11/24/26
(b)
946,751
( SOFR + 1.219% )
1,574,000 2.311
11/16/27
(b)
1,441,350
( SOFR + 3.180% )
800,000 6.720
01/18/29
(b)
828,095
( SOFR + 3.043% )
410,000 3.547
09/18/31
(b)
360,382
( SOFR + 1.718% )
370,000 3.035
05/28/32
(b)
309,887
( SOFR + 2.257% )
600,000 3.742
01/07/33
(b)
497,690
HSBC Holdings PLC ( United Kingdom )
260,000 4.375
11/23/26
252,794
694,000 6.500
09/15/37
717,962
302,000 6.100
01/14/42
322,682
( 3M U.S. T-Bill MMY  +
1.808 )
1,455,000 4.041
03/13/28
(b)
1,400,737
( SOFR + 2.610% )
710,000 5.210
08/11/28
(b)
701,477
( SOFR + 1.732% )
200,000 2.013
09/22/28
(b)
179,099
( SOFR + 3.350% )
290,000 7.390
11/03/28
(b)
305,377
( SOFR + 1.970% )
1,155,000 6.161
03/09/29
(b)
1,180,207
( 3M U.S. T-Bill MMY  +
1.796 )
1,100,000 4.583
06/19/29
(b)
1,058,266
( SOFR + 1.460% )
2,000,000 5.546
03/04/30
(b)
2,002,846
( 3M U.S. T-Bill MMY  +
1.872 )
771,000 3.973
05/22/30
(b)
718,654
( SOFR + 2.870% )
502,000 5.402
08/11/33
(b)
496,691
( SOFR + 4.250% )
1,036,000 8.113
11/03/33
(b)
1,178,171
( SOFR + 2.390% )
1,420,000 6.254
03/09/34
(b)
1,474,742
( SOFR + 2.980% )
1,000,000 6.547
06/20/34
(b)
1,035,373
( SOFR + 3.020% )
300,000 7.399
11/13/34
(b)
326,976
( SOFR + 2.650% )
400,000 6.332
03/09/44
(b)
422,138
ING Groep NV ( Netherlands )
200,000 3.950
03/29/27
192,850
490,000 4.550
10/02/28
475,892
330,000 4.050
04/09/29
313,605
( SOFR + 1.005% )
800,000 1.726
04/01/27
(b)
747,414
( SOFR + 1.830% )
500,000 4.017
03/28/28
(b)
481,666

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
( SOFR + 1.316% )
$ 690,000 2.727%
04/01/32
(b)
$ 582,919
( SOFR + 2.090% )
940,000 6.114
09/11/34
(b)
971,239
Lloyds Banking Group PLC ( United Kingdom )
740,000 4.450
05/08/25
732,847
400,000 4.582
12/10/25
392,248
1,500,000 3.750
01/11/27
1,440,700
940,000 4.375
03/22/28
907,542
200,000 5.300
12/01/45
184,553
490,000 4.344
01/09/48
383,842
( 3M USD LIBOR + 1.205% )
1,420,000 3.574
11/07/28
(b)
1,330,794
Mitsubishi UFJ Financial Group, Inc. ( Japan )
( US 1 Year CMT T-Note +
0.830% )
1,300,000 2.341
01/19/28
(b)
1,205,316
190,000 3.961
03/02/28
182,346
194,000 3.741
03/07/29
182,677
440,000 3.751
07/18/39
367,166
( US 1 Year CMT T-Note +
1.950% )
800,000 5.017
07/20/28
(b)
794,116
( US 1 Year CMT T-Note +
1.900% )
300,000 5.354
09/13/28
(b)
300,148
( US 1 Year CMT T-Note +
1.380% )
1,800,000 5.422
02/22/29
(b)
1,808,816
( US 1 Year CMT T-Note +
0.950% )
200,000 2.309
07/20/32
(b)
163,948
( US 1 Year CMT T-Note +
1.100% )
300,000 2.852
01/19/33
(b)
253,449
( US 1 Year CMT T-Note +
2.125% )
200,000 5.133
07/20/33
(b)
196,501
( US 1 Year CMT T-Note +
1.630% )
1,000,000 5.441
02/22/34
(b)
1,008,478
Mizuho Financial Group, Inc. ( Japan )
490,000 2.839
09/13/26
463,375
300,000 2.564
09/13/31
243,322
( US 1 Year CMT T-Note +
0.670% )
500,000 1.234
05/22/27
(b)
459,970
( US 1 Year CMT T-Note +
1.500% )
300,000 5.667
05/27/29
(b)
302,033
( 3M U.S. T-Bill MMY  +
1.532 )
800,000 4.254
09/11/29
(b)
765,468
300,000 1.979
09/08/31
(b)
244,056
( 3M U.S. T-Bill MMY  +
1.392 )
430,000 3.153
07/16/30
(b)
384,844
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
( US 1 Year CMT T-Note +
1.300% )
$ 1,000,000 5.579%
05/26/35
(b)
$ 997,247
National Australia Bank Ltd. ( Australia )
500,000 4.787
01/10/29
493,430
NatWest Group PLC ( United Kingdom )
846,000 4.800
04/05/26
835,403
( US 1 Year CMT T-Note +
0.900% )
870,000 1.642
06/14/27
(b)
800,337
( US 1 Year CMT T-Note +
2.550% )
355,000 3.073
05/22/28
(b)
331,643
( 3M USD LIBOR + 1.754% )
345,000 4.892
05/18/29
(b)
335,318
( 3M USD LIBOR + 1.905% )
470,000 5.076
01/27/30
(b)
460,095
( 3M USD LIBOR + 1.871% )
370,000 4.445
05/08/30
(b)
352,835
( US 5 Year CMT T-Note +
2.350% )
420,000 3.032
11/28/35
(b)
352,624
Royal Bank of Canada ( Canada )
230,000 1.200
04/27/26
213,118
800,000 3.625
05/04/27
767,647
Royal Bank of Canada , GMTN ( Canada )
920,000 0.875
01/20/26
859,557
243,000 4.650
01/27/26
239,908
250,000 5.200
07/20/26
249,418
264,000 1.400
11/02/26
241,646
500,000 4.240
08/03/27
487,073
1,000,000 4.900
01/12/28
990,547
1,000,000 4.950
02/01/29
992,959
250,000 2.300
11/03/31
205,171
300,000 5.000
02/01/33
294,123
300,000 5.000
05/02/33
295,205
Royal Bank of Canada , MTN ( Canada )
230,000 1.150
06/10/25
220,405
Santander UK Group Holdings PLC ( United Kingdom )
( SOFR + 0.989% )
820,000 1.673
06/14/27
(b)
757,205
( 3M USD LIBOR + 1.400% )
1,260,000 3.823
11/03/28
(b)
1,183,779
Sumitomo Mitsui Financial Group, Inc. ( Japan )
900,000 2.632
07/14/26
850,022
580,000 1.402
09/17/26
529,732
240,000 3.446
01/11/27
229,535
2,550,000 5.808
09/14/33
2,637,000
Toronto-Dominion Bank (The) ( Canada )
2,000,000 5.156
01/10/28
1,994,668
( 5 Year USD Swap + 2.205% )
2,000,000 3.625
09/15/31
(b)
1,913,417
Toronto-Dominion Bank (The) , MTN ( Canada )
120,000 2.000
09/10/31
96,696
UBS AG ( Switzerland )
930,000 5.000
07/09/27
917,147
500,000 4.500
06/26/48
440,278
UBS Group AG ( Switzerland )
440,000 4.550
04/17/26
432,495

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
UBS Group AG (Switzerland) – (continued)
$ 1,000,000 4.875%
05/15/45
$ 910,753
( SOFR + 3.730% )
3,800,000 4.194
04/01/31
(a)(b)
3,546,981
Westpac Banking Corp. ( Australia )
200,000 2.850
05/13/26
191,137
190,000 1.150
06/03/26
175,590
290,000 3.350
03/08/27
277,632
130,000 5.457
11/18/27
131,789
40,000 3.400
01/25/28
37,852
211,000 2.650
01/16/30
186,691
400,000 2.150
06/03/31
332,141
186,000 4.421
07/24/39
162,823
100,000 2.963
11/16/40
69,840
550,000 3.133
11/18/41
384,737
( US 5 Year CMT T-Note +
2.000% )
340,000 4.110
07/24/34
(b)
313,943
( US 5 Year CMT T-Note +
1.750% )
300,000 2.668
11/15/35
(b)
246,646
( US 5 Year CMT T-Note +
1.530% )
450,000 3.020
11/18/36
(b)
370,229
Westpac Banking Corp. , GMTN ( Australia )
( 5 Year USD Swap + 2.236% )
386,000 4.322
11/23/31
(b)
371,825
96,109,361
Beverages – 0.0%
Coca-Cola Femsa SAB de CV ( Mexico )
280,000 2.750
01/22/30
246,955
Brokerage – 0.4%
Brookfield Finance, Inc. ( Canada )
686,000 3.900
01/25/28
656,769
120,000 4.850
03/29/29
117,491
279,000 4.350
04/15/30
263,867
237,000 4.700
09/20/47
199,962
Nomura Holdings, Inc. ( Japan )
300,000 2.172
07/14/28
263,461
300,000 2.679
07/16/30
254,252
550,000 2.608
07/14/31
451,895
780,000 2.999
01/22/32
653,074
2,860,771
Consumer Cyclical – 0.0%
Honda Motor Co. Ltd. ( Japan )
243,000 2.967
03/10/32
212,053
Toyota Motor Corp. ( Japan )
80,000 1.339
03/25/26
74,825
286,878
Consumer Noncyclical – 0.9%
Astrazeneca Finance LLC ( United Kingdom )
100,000 1.200
05/28/26
92,563
400,000 4.875
03/03/28
398,443
1,000,000 4.850
02/26/29
992,789
300,000 2.250
05/28/31
252,790
AstraZeneca PLC ( United Kingdom )
1,000,000 3.375
11/16/25
974,997
1,000,000 4.000
01/17/29
961,408
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
AstraZeneca PLC (United Kingdom) – (continued)
$ 500,000 6.450%
09/15/37
$ 554,272
200,000 4.375
08/17/48
173,190
100,000 3.000
05/28/51
67,413
GlaxoSmithKline Capital, Inc. ( United Kingdom )
900,000 3.875
05/15/28
867,755
511,000 6.375
05/15/38
564,020
Novartis Capital Corp. ( Switzerland )
1,000,000 2.000
02/14/27
930,056
200,000 4.400
05/06/44
178,167
120,000 4.000
11/20/45
100,342
200,000 2.750
08/14/50
128,549
Takeda Pharmaceutical Co. Ltd. ( Japan )
250,000 3.175
07/09/50
168,635
7,405,389
Consumer Products – 0.1%
Unilever Capital Corp. ( United Kingdom )
100,000 2.900
05/05/27
94,740
500,000 3.500
03/22/28
476,182
500,000 2.125
09/06/29
436,383
132,000 5.900
11/15/32
140,023
1,147,328
Electric – 0.0%
Emera  U.S. Finance LP ( Canada )
200,000 4.750
06/15/46
161,566
Energy – 0.8%
Canadian Natural Resources Ltd. ( Canada )
409,000 3.850
06/01/27
392,092
300,000 6.250
03/15/38
308,741
Canadian Natural Resources Ltd. , GMTN ( Canada )
214,000 4.950
06/01/47
186,417
Enbridge, Inc. ( Canada )
100,000 5.900
11/15/26
101,100
484,000 3.125
11/15/29
435,590
170,000 6.200
11/15/30
177,684
400,000 2.500
08/01/33
315,121
( 3M U.S. T-Bill MMY  +
3.903% )
570,000 6.250
03/01/78
(b)
543,637
TotalEnergies Capital International SA ( France )
174,000 2.829
01/10/30
155,405
231,000 2.986
06/29/41
168,135
370,000 3.461
07/12/49
269,275
500,000 3.127
05/29/50
339,452
340,000 3.386
06/29/60
229,400
TotalEnergies Capital SA ( France )
96,000 3.883
10/11/28
92,186
950,000 5.150
04/05/34
951,265
1,490,000 5.488
04/05/54
1,479,161
6,144,661
Financial Company – 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
450,000 6.500
07/15/25
453,665
952,000 2.450
10/29/26
884,489
300,000 3.000
10/29/28
271,541
200,000 5.100
01/19/29
196,505
632,000 3.300
01/30/32
540,348

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Financial Company – (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
(Ireland) – (continued)
$ 300,000 3.400%
10/29/33
$ 249,775
480,000 3.850
10/29/41
375,120
2,971,443
Food and Beverage – 1.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
1,480,000 4.700
02/01/36
1,397,790
1,866,000 4.900
02/01/46
1,712,834
Anheuser-Busch InBev Finance, Inc. ( Belgium )
780,000 4.625
02/01/44
693,991
600,000 4.900
02/01/46
543,044
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
628,000 4.750
01/23/29
623,413
281,000 4.900
01/23/31
280,241
293,000 4.375
04/15/38
264,646
340,000 5.450
01/23/39
341,192
100,000 4.350
06/01/40
87,761
244,000 4.950
01/15/42
229,177
58,000 4.600
04/15/48
50,915
756,000 4.439
10/06/48
644,663
632,000 5.550
01/23/49
632,009
214,000 4.750
04/15/58
188,514
832,000 5.800
01/23/59
860,177
Diageo Capital PLC ( United Kingdom )
200,000 1.375
09/29/25
189,499
700,000 2.375
10/24/29
614,672
420,000 5.625
10/05/33
434,120
9,788,658
Forest Products & Paper – 0.2%
Suzano Austria GmbH ( Brazil )
800,000 6.000
01/15/29
792,577
Suzano Austria GmbH , Series DM3N ( Brazil )
968,000 3.125
01/15/32
784,833
1,577,410
Insurance – 0.2%
AXA SA ( France )
560,000 8.600
12/15/30
650,880
Manulife Financial Corp. ( Canada )
( 5 Year USD Swap + 1.647% )
100,000 4.061
02/24/32
(b)
95,851
530,000 3.703
03/16/32
481,330
186,000 5.375
03/04/46
178,524
1,406,585
Internet – 0.0%
Alibaba Group Holding Ltd. ( China )
400,000 4.400
12/06/57
321,425
Lodging – 0.2%
Sands China Ltd. ( Macau )
290,000 5.125
08/08/25
287,463
500,000 4.050
01/08/26
485,625
740,000 5.400
08/08/28
727,975
1,501,063
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Metals – 0.0%
ArcelorMittal SA ( Luxembourg )
$ 370,000 6.550%
11/29/27
$ 383,054
Mining – 0.2%
Southern Copper Corp. ( Mexico )
941,000 7.500
07/27/35
1,079,544
186,000 6.750
04/16/40
203,013
166,000 5.250
11/08/42
153,782
206,000 5.875
04/23/45
203,256
1,639,595
Oil Company-Integrated – 0.1%
Ecopetrol SA ( Colombia )
1,000,000 4.625
11/02/31
818,677
Technology – 0.3%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( China )
1,000,000 4.300
06/18/29
955,287
226,000 3.400
05/01/30
204,859
263,000 2.500
05/11/31
219,625
533,000 2.650
02/15/32
440,148
285,000 5.000
01/15/33
277,672
2,097,591
Telecommunications – 0.2%
America Movil SAB de CV ( Mexico )
200,000 4.700
07/21/32
192,430
916,000 6.375
03/01/35
986,046
100,000 6.125
03/30/40
103,942
440,000 4.375
07/16/42
375,423
1,657,841
Transportation – 0.1%
Canadian Pacific Railway Co. ( Canada )
530,000 2.450
12/02/31
480,475
Wirelines – 0.5%
Bell Telephone Co. of Canada or Bell Canada ( Canada )
1,000,000 5.100
05/11/33
973,741
Deutsche Telekom International Finance BV ( Germany )
590,000 8.750
06/15/30
687,911
Orange SA ( France )
740,000 9.000
03/01/31
887,590
100,000 5.375
01/13/42
96,924
Telefonica Emisiones SA ( Spain )
500,000 7.045
06/20/36
545,199
700,000 4.895
03/06/48
601,431
3,792,796
TOTAL FOREIGN CORPORATE DEBT
(Cost $148,081,889)
142,799,522

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares
Dividend
Rate Value
aa a
Investment Company – 0.6%
(c)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
4,800,912 5.227% $ 4,800,912
(Cost $4,800,912)
TOTAL INVESTMENTS – 98.9%
(Cost $848,665,484)
$ 792,162,897
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.1%
8,461,157
NET ASSETS – 100.0%
$ 800,624,054
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2024.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
T-Bill — Treasury Bill

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills - 88.8%
U.S. Treasury Bills
$ 615,000 5.330% 07/05/24 $ 612,144
1,608,000 5.340 07/05/24 1,600,531
328,000 5.350 07/05/24 326,477
4,612,000 5.360 07/05/24 4,590,580
140,488,000 5.370 07/05/24 139,835,495
348,000 5.380 07/05/24 346,384
64,437,900 5.400 07/05/24 64,138,614
754,000 5.430 07/05/24 750,498
12,000 5.340 07/11/24 11,934
633,000 5.350 07/11/24 629,506
225,158,200 5.390 07/11/24 223,915,168
48,000 5.391 07/11/24 47,735
20,000 5.396 07/11/24 19,890
13,677,000 5.400 07/11/24 13,601,493
72,000 5.350 07/16/24 71,549
632,000 5.360 07/16/24 628,041
312,000 5.370 07/16/24 310,045
123,560,000 5.400 07/16/24 122,785,945
1,236,000 5.340 07/23/24 1,227,001
2,065,000 5.350 07/23/24 2,049,965
188,922,900 5.360 07/23/24 187,547,415
4,396,000 5.370 07/23/24 4,363,995
247,807,700 5.380 07/23/24 246,003,494
86,041,400 5.390 07/23/24 85,414,961
300,000,000 5.400 07/23/24 297,815,799
594,000 5.410 07/23/24 589,675
2,288,000 5.450 07/23/24 2,271,342
305,000 5.320 07/25/24 302,693
183,000 5.340 07/25/24 181,616
14,751,400 5.400 07/25/24 14,639,840
180,000 5.340 08/06/24 178,324
375,000 5.350 08/06/24 371,508
185,000 5.370 08/06/24 183,278
13,903,200 5.380 08/06/24 13,773,752
64,586,400 5.400 08/06/24 63,985,061
15,883,300 5.260 08/08/24 15,731,426
38,819,800 5.330 08/08/24 38,448,610
8,867,400 5.340 08/08/24 8,782,611
304,000 5.350 08/08/24 301,093
180,000 5.390 08/08/24 178,279
255,000 5.340 08/13/24 252,372
1,496,000 5.350 08/13/24 1,480,580
156,000 5.360 08/13/24 154,392
1,292,000 5.370 08/13/24 1,278,683
765,000 5.390 08/13/24 757,115
71,316,800 5.400 08/13/24 70,581,720
116,564,500 5.410 08/13/24 115,363,040
75,346,200 5.420 08/13/24 74,569,588
962,000 5.450 08/13/24 952,084
179,165,000 5.330 08/22/24 177,094,526
48,556,700 5.350 08/22/24 47,995,567
784,000 5.360 08/22/24 774,940
3,036,000 5.370 08/22/24 3,000,915
4,325,000 5.380 08/22/24 4,275,019
20,000,000 5.390 08/22/24 19,768,875
213,830,800 5.400 08/22/24 211,359,719
1,196,000 5.430 08/22/24 1,182,179
324,000 5.360 09/03/24 319,681
601,000 5.370 09/03/24 592,988
718,000 5.380 09/03/24 708,429
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 135,951,000 5.420% 09/03/24 $ 134,138,717
63,000 5.330 09/05/24 62,148
162,000 5.340 09/05/24 159,810
32,000 5.350 09/05/24 31,568
22,120,600 5.470 09/05/24 21,821,378
494,000 5.290 09/19/24 486,283
1,300,000 5.310 09/19/24 1,279,692
126,409,600 5.320 09/19/24 124,434,884
390,000 5.330 09/19/24 383,908
364,000 5.350 09/19/24 358,314
442,000 5.360 09/19/24 435,095
4,112,000 5.370 09/19/24 4,047,765
1,196,000 5.380 09/19/24 1,177,316
676,000 5.400 09/19/24 665,440
910,000 5.370 09/24/24 895,171
364,999,000 5.410 09/24/24 359,050,978
75,000 5.350 09/26/24 73,756
2,751,700 5.370 09/26/24 2,706,074
25,000,000 5.380 09/26/24 24,585,470
15,000 5.390 09/26/24 14,751
288,000 5.370 10/17/24 282,363
216,000 5.376 10/17/24 211,772
54,000 5.378 10/17/24 52,943
92,712,000 5.380 10/17/24 90,897,337
216,000 5.381 10/17/24 211,772
90,000 5.382 10/17/24 88,238
90,000 5.383 10/17/24 88,238
270,000 5.386 10/17/24 264,715
468,000 5.387 10/17/24 458,840
216,000 5.390 10/17/24 211,772
468,000 5.410 10/17/24 458,840
900,000 5.340 10/24/24 881,510
1,020,000 5.360 10/24/24 999,045
1,340,000 5.370 10/24/24 1,312,470
247,834,900 5.390 10/24/24 242,743,275
300,000 5.393 10/24/24 293,837
60,798,200 5.400 10/24/24 59,549,136
67,883,400 5.166 10/31/24 66,427,926
260,000 5.340 10/31/24 254,425
169,000 5.350 10/31/24 165,377
275,000 5.360 10/31/24 269,104
65,000 5.363 10/31/24 63,606
780,000 5.375 11/07/24 762,528
36,770,600 5.380 11/07/24 35,946,948
881,000 5.381 11/07/24 861,266
780,000 5.383 11/07/24 762,528
325,000 5.387 11/07/24 317,720
195,000 5.388 11/07/24 190,632
609,000 5.389 11/07/24 595,359
216,978,900 5.390 11/07/24 212,118,628
325,000 5.393 11/07/24 317,720
81,076,000 5.394 11/07/24 79,259,918
15,000,000 5.382 11/14/24 14,648,707
16,561,700 5.210 11/29/24 16,140,674
144,000 5.270 11/29/24 140,340
30,000 5.300 11/29/24 29,237
468,000 5.330 11/29/24 456,103
49,000 5.340 11/29/24 47,754
30,000 5.350 11/29/24 29,237
18,000 5.360 11/29/24 17,542

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 2,315,200 5.387% 11/29/24 $ 2,256,344
160,990,800 5.390 11/29/24 156,898,147
9,524,900 5.393 11/29/24 9,282,761
184,235,200 5.011 02/20/25 177,562,189
539,000 5.080 02/20/25 519,477
111,000 5.220 02/20/25 106,980
444,000 5.240 02/20/25 427,918
1,443,000 5.250 02/20/25 1,390,734
2,405,000 5.260 02/20/25 2,317,891
3,223,000 5.270 02/20/25 3,106,263
495,000 5.273 02/20/25 477,071
888,000 5.280 02/20/25 855,836
267,357,900 5.054 03/20/25 256,651,324
11,124,100 5.058 03/20/25 10,678,626
2,900,000 5.060 03/20/25 2,783,867
385,000 5.101 03/20/25 369,582
3,119,200 5.134 03/20/25 2,994,289
26,242,800 5.135 03/20/25 25,191,885
1,632,000 5.140 03/20/25 1,566,645
324,000 5.240 03/20/25 311,025
1,640,000 5.250 03/20/25 1,574,324
305,000 5.270 03/20/25 292,786
183,000 5.280 03/20/25 175,672
84,000 5.200 04/17/25 80,333
35,000 5.210 04/17/25 33,472
96,000 5.230 04/17/25 91,809
91,000 5.240 04/17/25 87,028
70,000 5.250 04/17/25 66,944
38,370,600 5.260 04/17/25 36,695,589
64,000 5.280 04/17/25 61,206
105,000 5.297 04/17/25 100,416
21,000 5.305 04/17/25 20,083
533,000 5.216 05/15/25 507,862
56,000 5.221 05/15/25 53,359
5,506,700 5.222 05/15/25 5,246,981
181,456,300 5.260 05/15/25 172,898,076
5,506,700 5.263 05/15/25 5,246,981
4,221,400 5.266 05/15/25 4,022,301
15,030,300 5.284 05/15/25 14,321,409
4,693,989,564
TOTAL U.S. TREASURY BILLS
(Cost $4,693,020,015)
4,693,989,564
a
U.S. Treasury Notes - 11.0%
U.S. Treasury Notes
22,406,000 5.120 08/15/24 22,187,191
105,000 5.130 08/15/24 103,975
85,000 5.150 08/15/24 84,170
357,000 5.160 08/15/24 353,514
255,000 5.170 08/15/24 252,510
595,000 5.230 08/15/24 589,189
47,981,700 5.240 08/15/24 47,513,129
48,000 5.260 08/15/24 47,531
714,000 5.280 08/15/24 707,027
761,000 5.310 08/15/24 753,568
51,000 5.320 08/15/24 50,502
493,000 5.330 08/15/24 488,186
221,000 5.340 08/15/24 218,842
64,000 5.350 08/15/24 63,375
930,000 5.360 08/15/24 920,918
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 534,000 5.370% 08/15/24 $ 528,785
468,000 5.400 08/15/24 463,430
80,000 5.410 08/15/24 79,219
104,000 5.440 08/15/24 102,984
80,000 5.450 08/15/24 79,219
512,000 5.460 08/15/24 507,000
32,000 5.470 08/15/24 31,687
32,000 5.480 08/15/24 31,688
11,446,700 5.510 08/15/24 11,334,916
160,000 5.530 08/15/24 158,438
28,447,900 5.140 11/15/24 28,065,631
15,643,600 5.199 11/15/24 15,330,728
85,000 5.310 11/15/24 83,858
113,000 5.320 11/15/24 111,482
90,000 5.330 11/15/24 88,790
156,000 4.805 12/31/24 155,046
207,597,000 5.064 12/31/24 206,327,900
371,000 5.066 12/31/24 368,732
520,000 5.069 12/31/24 516,821
44,368,600 5.300 01/31/25 43,571,352
204,512,000 5.310 01/31/25 200,837,175
583,108,508
TOTAL U.S. TREASURY NOTES
(Cost $583,559,264)
583,108,508
TOTAL INVESTMENTS - 99.8%
(Cost $5,276,579,279)
$ 5,277,098,072
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.2%
9,151,464
NET ASSETS - 100.0%
$ 5,286,249,536
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – 30.8%
Ally Auto Receivables Trust , Series 2022-1, Class A3
$ 2,140,760 3.310%
11/15/26
$ 2,113,925
American Express Credit Account Master Trust , Series 2022-3,
Class A
2,450,000 3.750
08/15/27
2,402,246
American Express Credit Account Master Trust , Series 2023-1,
Class A
2,100,000 4.870
05/15/28
2,088,822
BA Credit Card Trust , Series 2022-A1, Class A1
3,075,000 3.530
11/15/27
3,016,609
BA Credit Card Trust , Series 2022-A2, Class A2
2,100,000 5.000
04/15/28
2,087,443
Barclays Dryrock Issuance Trust , Series 2021-1, Class A
2,400,000 0.630
07/15/27
2,365,534
Barclays Dryrock Issuance Trust , Series 2022-1, Class A
4,500,000 3.070
02/15/28
4,407,627
BBCMS Mortgage Trust , Series 2018-C2, Class ASB
481,507 4.236
12/15/51
465,239
BSPDF Issuer Ltd. , Series 2021-FL1, Class A
( 1M U.S. T-Bill MMY +
1.314% )
830,627 6.631
10/15/36
(a)(b)
819,447
BX , Series 2021-MFM1, Class A
( 1M U.S. T-Bill MMY +
0.814% )
76,626 6.131
01/15/34
(a)(b)
76,171
BX Trust , Series 2021-ARIA, Class A
( 1M U.S. T-Bill MMY +
1.014% )
1,300,000 6.331
10/15/36
(a)(b)
1,289,908
BXHPP Trust , Series 2021-FILM, Class A
( 1M U.S. T-Bill MMY +
0.764% )
1,850,000 6.081
08/15/36
(a)(b)
1,777,075
CFCRE Commercial Mortgage Trust , Series 2016-C3, Class A3
245,000 3.865
01/10/48
237,664
Chase Auto Owner Trust , Series 2024-2A, Class A2
2,025,000 5.660
05/26/27
(a)
2,026,211
Citigroup Commercial Mortgage Trust , Series 2015-GC29, Class
AAB
24,732 2.984
04/10/48
24,630
Citigroup Commercial Mortgage Trust , Series 2015-GC33, Class
A4
3,000,000 3.778
09/10/58
2,900,751
Citigroup Commercial Mortgage Trust , Series 2016-GC37, Class
A3
2,738,532 3.050
04/10/49
2,646,408
COMM Mortgage Trust , Series 2014-CR19, Class A5
110,655 3.796
08/10/47
110,395
COMM Mortgage Trust , Series 2015-CR24, Class ASB
80,508 3.445
08/10/48
79,756
COMM Mortgage Trust , Series 2015-CR25, Class A3
1,877,302 3.505
08/10/48
1,845,417
COMM Mortgage Trust , Series 2015-CR26, Class ASB
221,095 3.373
10/10/48
218,467
COMM Mortgage Trust , Series 2016-DC2, Class A4
467,107 3.497
02/10/49
456,115
CSAIL Commercial Mortgage Trust , Series 2015-C3, Class A4
1,300,000 3.718
08/15/48
1,267,648
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
DBJPM Mortgage Trust , Series 2016-C3, Class ASB
$ 152,191 2.756%
08/10/49
$ 147,498
Discover Card Execution Note Trust , Series 2017-A5, Class A5
( 1M U.S. T-Bill MMY +
0.714% )
2,000,000 6.031
12/15/26
(b)
2,000,335
Discover Card Execution Note Trust , Series 2022-A2, Class A
4,500,000 3.320
05/15/27
4,408,479
Extended Stay America Trust , Series 2021-ESH, Class A
( 1M U.S. T-Bill MMY +
1.194% )
1,323,848 6.511
07/15/38
(a)(b)
1,322,606
Ford Credit Auto Owner Trust , Series 2022-A, Class A3
1,496,646 1.290
06/15/26
1,466,386
GM Financial Automobile Leasing Trust , Series 2023-2, Class A3
5,235,000 5.050
07/20/26
5,213,156
GM Financial Automobile Leasing Trust , Series 2023-3, Class A3
3,500,000 5.380
11/20/26
3,496,692
GM Financial Consumer Automobile Receivables Trust , Series
2022-1, Class A3
2,651,211 1.260
11/16/26
2,587,118
GMF Floorplan Owner Revolving Trust , Series 2023-1, Class A1
1,500,000 5.340
06/15/28
(a)
1,495,600
Honda Auto Receivables 2021-3 Owner Trust , Series 2021-3,
Class A3
332,927 0.410
11/18/25
327,322
Honda Auto Receivables 2021-4 Owner Trust , Series 2021-4,
Class A3
1,116,023 0.880
01/21/26
1,091,920
Honda Auto Receivables 2023-2 Owner Trust , Series 2023-2,
Class A2
1,323,962 5.410
04/15/26
1,322,630
Honda Auto Receivables 2023-4 Owner Trust , Series 2023-4,
Class A2
2,900,000 5.870
06/22/26
2,904,356
Hyundai Auto Lease Securitization Trust , Series 2023-B, Class
A2A
1,037,979 5.470
09/15/25
(a)
1,038,052
Hyundai Auto Lease Securitization Trust , Series 2024-B, Class A3
2,400,000 5.410
05/17/27
(a)
2,403,461
Hyundai Auto Receivables Trust , Series 2020-C, Class A4
2,812,115 0.490
11/16/26
2,779,162
Hyundai Auto Receivables Trust , Series 2021-C, Class A3
829,486 0.740
05/15/26
814,127
Hyundai Auto Receivables Trust , Series 2022-C, Class A3
3,625,000 5.390
06/15/27
3,621,350
Hyundai Auto Receivables Trust , Series 2023-C, Class A2A
2,993,942 5.800
01/15/27
2,998,446
Mercedes-Benz Auto Receivables Trust , Series 2022-1, Class A2
96,430 5.260
10/15/25
96,412
Morgan Stanley Bank of America Merrill Lynch Trust , Series
2016-C29, Class A3
4,367,304 3.058
05/15/49
4,198,229
Morgan Stanley Capital I Trust , Series 2016-BNK2, Class ASB
291,173 2.860
11/15/49
281,633
Nelnet Student Loan Trust , Series 2016-1A, Class A
( SOFR + 0.914% )
247,929 6.238
09/25/65
(a)(b)
247,188
Nissan Auto Lease Trust , Series 2023-A, Class A3
6,000,000 4.910
01/15/26
5,987,357

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
Nissan Auto Lease Trust , Series 2023-B, Class A2A
$ 1,256,906 5.740%
08/15/25
$ 1,257,355
Northstar Education Finance, Inc. , Series 2012-1, Class A
( SOFR + 0.814% )
4,571 6.138
12/26/31
(a)(b)
4,562
ONE PARK Mortgage Trust , Series 2021-PARK, Class A
( 1M U.S. T-Bill MMY +
0.814% )
908,000 6.131
03/15/36
(a)(b)
884,022
Rhode Island Student Loan Authority , Series 2012-1, Class A1
( SOFR + 1.014% )
384,232 6.336
07/01/31
(b)
384,143
Rhode Island Student Loan Authority , Series 2014-1, Class A1
( SOFR + 0.814% )
26,544 6.143
10/02/28
(b)
26,301
SLC Student Loan Trust , Series 2007-1, Class A4
( SOFR + 0.322% )
349,138 5.669
05/15/29
(b)
348,376
SLC Student Loan Trust , Series 2010-1, Class A
( SOFR + 1.137% )
57,827 6.485
11/25/42
(b)
57,886
SLM Student Loan Trust , Series 2004-10, Class A7B
( SOFR + 0.862% )
21,265 6.209
10/25/29
(a)(b)
21,264
STWD Trust , Series 2021-FLWR, Class A
( 1M U.S. T-Bill MMY +
0.691% )
1,350,000 6.008
07/15/36
(a)(b)
1,336,494
Toyota Auto Receivables Owner Trust , Series 2021-D, Class A3
1,065,387 0.710
04/15/26
1,042,328
Toyota Auto Receivables Owner Trust , Series 2022-D, Class A3
1,825,000 5.300
09/15/27
1,823,681
Trinitas CLO VI Ltd. , Series 2017-6A, Class ARRR
( 3M U.S. T-Bill MMY +
1.330% )
5,900,000 –
01/25/34
(a)(b)(c)(d)
5,900,000
UBS Commercial Mortgage Trust , Series 2017-C2, Class ASB
623,481 3.264
08/15/50
603,873
Wells Fargo Commercial Mortgage Trust , Series 2015-C31, Class
ASB
38,036 3.487
11/15/48
37,290
Wells Fargo Commercial Mortgage Trust , Series 2016-C32, Class
A3
1,422,360 3.294
01/15/59
1,373,569
World Omni Automobile Lease Securitization Trust , Series 2023-
A, Class A2A
762,946 5.470
11/17/25
762,812
102,836,979
1988 CLO 3 Ltd. , Series 2023-3A, Class A1
( 3M U.S. T-Bill MMY +
2.000% )
6,500,000 7.329
10/15/38
(a)(b)
6,587,626
Barings CLO Ltd. , Series 2018-3A, Class A1
( 3M U.S. T-Bill MMY +
1.212% )
40,933 6.536
07/20/29
(a)(b)
40,960
Barings CLO Ltd. , Series 2022-4A, Class A
( 3M U.S. T-Bill MMY +
1.990% )
1,150,000 7.315
10/20/34
(a)(b)
1,154,874
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
Battalion CLO XXIV Ltd. , Series 2022-24A, Class A
( 3M U.S. T-Bill MMY +
2.650% )
$ 1,800,000 7.979%
01/14/34
(a)(b)
$ 1,806,620
BlueMountain CLO Ltd. , Series 2013-2A, Class A1R
( 3M U.S. T-Bill MMY +
1.442% )
448,800 6.766
10/22/30
(a)(b)
449,903
Bryant Park Funding Ltd. , Series 2023-21A, Class A1
( 3M U.S. T-Bill MMY +
2.050% )
4,200,000 7.377
10/18/36
(a)(b)
4,258,720
Carlyle US CLO Ltd. , Series 2017-2A, Class A1R
( 3M U.S. T-Bill MMY +
1.312% )
1,342,460 6.636
07/20/31
(a)(b)
1,343,118
CIFC Falcon 2020 Ltd. , Series 2019-FAL, Class A
( 3M U.S. T-Bill MMY +
1.262% )
3,800,000 6.586
01/20/33
(a)(b)
3,806,452
CIFC Funding Ltd. , Series 2017-2A, Class AR
( 3M U.S. T-Bill MMY +
1.212% )
363,440 6.536
04/20/30
(a)(b)
364,122
Dryden XXVI Senior Loan Fund , Series 2013-26A, Class AR
( 3M U.S. T-Bill MMY +
1.162% )
165,875 6.490
04/15/29
(a)(b)
166,090
Flatiron CLO 19 Ltd. , Series 2019-1A, Class AR
( 3M U.S. T-Bill MMY +
1.342% )
1,000,000 6.668
11/16/34
(a)(b)
1,002,811
HalseyPoint CLO Ltd. , Series 2020-3A, Class A1A
( 3M U.S. T-Bill MMY +
1.712% )
500,000 7.041
11/30/32
(a)(b)
500,383
Hayfin US XII Ltd. , Series 2018-8A, Class A
( 3M U.S. T-Bill MMY +
1.382% )
1,966,498 6.706
04/20/31
(a)(b)
1,969,517
Jamestown CLO XV Ltd. , Series 2020-15A, Class A1R
( 3M U.S. T-Bill MMY +
1.370% )
4,400,000 –
07/15/35
(a)(b)(c)(d)
4,402,367
LCM XV LP , Series 2021-15A, Class AR2
( 3M U.S. T-Bill MMY +
1.262% )
775,104 6.586
07/20/30
(a)(b)
775,879
Marathon CLO XIII Ltd. , Series 2019-1A, Class AAR2
( 3M U.S. T-Bill MMY +
1.200% )
2,200,000 6.534
04/15/32
(a)(b)
2,201,100
Mountain View CLO XVI Ltd. , Series 2022-1A, Class A1R
( 3M U.S. T-Bill MMY +
1.460% )
2,325,000 6.789
04/15/34
(a)(b)
2,327,000
OZLM Ltd. , Series 2015-11A, Class A1R
( 3M U.S. T-Bill MMY +
1.512% )
64,592 6.841
10/30/30
(a)(b)
64,704

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
Regata Funding Ltd. , Series 2019-1A, Class AR
( 3M U.S. T-Bill MMY +
1.362% )
$ 2,000,000 6.690%
10/15/32
(a)(b)
$ 2,005,196
SOUND POINT CLO XXII Ltd. , Series 2019-1A, Class AR
( 3M U.S. T-Bill MMY +
1.342% )
600,000 6.666
01/20/32
(a)(b)
601,208
TCW CLO AMR Ltd. , Series 2019-1A, Class ASNR
( 3M U.S. T-Bill MMY +
1.482% )
1,100,000 6.808
08/16/34
(a)(b)
1,101,009
TCW CLO Ltd. , Series 2019-2A, Class A1R
( 3M U.S. T-Bill MMY +
1.280% )
3,500,000 6.605
10/20/32
(a)(b)
3,504,001
TCW CLO Ltd. , Series 2022-1A, Class A1
( 3M U.S. T-Bill MMY +
1.340% )
3,500,000 6.665
04/22/33
(a)(b)
3,509,408
Trimaran Cavu Ltd. , Series 2021-1A, Class A
( 3M U.S. T-Bill MMY +
1.472% )
1,000,000 6.798
04/23/32
(a)(b)
1,002,390
Trysail CLO Ltd. , Series 2021-1A, Class A1
( 3M U.S. T-Bill MMY +
1.300% )
2,700,000 6.625
07/20/32
(a)(b)
2,701,102
Zais CLO Ltd. , Series 2020-15A, Class A1R
( 3M U.S. T-Bill MMY +
1.612% )
1,000,000 6.936
07/28/32
(a)(b)
1,001,001
48,647,561
American Express Credit Account Master Trust , Series 2022-2,
Class A
6,000,000 3.390
05/15/27
5,882,657
Bank of America Auto Trust , Series 2023-2A, Class A2
1,325,000 5.850
08/17/26
(a)
1,326,324
Barclays Dryrock Issuance Trust , Series 2023-2, Class A
( SOFR + 0.900% )
2,050,000 6.224
08/15/28
(b)
2,063,328
Capital One Multi-Asset Execution Trust , Series 2022-A2, Class A
8,975,000 3.490
05/15/27
8,806,840
Capital One Multi-Asset Execution Trust , Series 2022-A3, Class A
3,000,000 4.950
10/15/27
2,983,778
Citibank Credit Card Issuance Trust , Series 2023-A1, Class A1
1,300,000 5.230
12/08/27
1,297,263
Discover Card Execution Note Trust , Series 2023-A1, Class A
2,925,000 4.310
03/15/28
2,875,890
Ford Credit Auto Owner Trust , Series 2023-C, Class A2A
2,425,000 5.680
09/15/26
2,426,925
Hyundai Auto Lease Securitization Trust , Series 2022-A, Class A4
826,044 1.320
12/15/25
(a)
824,223
Toyota Auto Receivables Owner Trust , Series 2023-B, Class A3
2,595,000 4.710
02/15/28
2,568,447
31,055,675
TOTAL ASSET-BACKED SECURITIES
(Cost $182,261,331)
182,540,215
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – 19.7%
a
FHLMC REMIC
( RFUCCT1Y + 1.796% )
$ 2,785,019 6.113%
10/01/43
(b)
$ 2,841,032
( RFUCCT1Y + 1.780% )
548,328 5.990
10/01/44
(b)
558,468
( RFUCCT1Y + 1.619% )
5,684,965 6.032
01/01/46
(b)
5,784,061
FHLMC REMIC , Series 2003-2682, Class FB
( SOFR + 1.014% )
133,746 6.338
10/15/33
(b)
133,967
FHLMC REMIC , Series 2003-2711, Class FA
( SOFR + 1.114% )
130,740 6.438
11/15/33
(b)
131,395
FHLMC REMIC , Series 2005-3033, Class FG
( SOFR + 0.464% )
400,173 5.788
09/15/35
(b)
393,561
FHLMC REMIC , Series 2007-3298, Class FC
( SOFR + 0.534% )
80,251 5.858
04/15/37
(b)
78,466
FHLMC REMIC , Series 2007-3314, Class FC
( SOFR + 0.514% )
19,192 5.838
12/15/36
(b)
18,867
FHLMC REMIC , Series 2007-3316, Class FB
( SOFR + 0.414% )
469,592 5.738
08/15/35
(b)
461,641
FHLMC REMIC , Series 2007-3371, Class FA
( SOFR + 0.714% )
97,501 6.038
09/15/37
(b)
96,363
FHLMC REMIC , Series 2009-3593, Class CF
( SOFR + 0.714% )
1,037,099 6.038
02/15/36
(b)
1,031,020
FHLMC REMIC , Series 2011-3895, Class FM
( SOFR + 0.464% )
13,846 5.788
12/15/40
(b)
13,836
FHLMC REMIC , Series 2012-4040, Class FW
( SOFR + 0.484% )
289,173 5.808
05/15/32
(b)
286,506
FHLMC REMIC , Series 2012-4057, Class FE
( SOFR + 0.564% )
661,716 5.888
06/15/42
(b)
649,592
FHLMC REMIC , Series 2012-4068, Class UF
( SOFR + 0.614% )
165,182 5.938
06/15/42
(b)
162,976
FHLMC REMIC , Series 2012-4098, Class MF
( SOFR + 0.414% )
127,714 5.738
11/15/41
(b)
126,695
FHLMC REMIC , Series 2012-4107, Class MF
( SOFR + 0.514% )
1,396,798 5.838
09/15/42
(b)
1,363,772
FHLMC REMIC , Series 2012-4126, Class GF
( SOFR + 0.514% )
1,937,838 5.838
11/15/42
(b)
1,889,092
FHLMC REMIC , Series 2013-4203, Class QF
( SOFR + 0.364% )
904,682 5.688
05/15/43
(b)
885,928
FHLMC REMIC , Series 2013-4215, Class NF
( SOFR + 0.464% )
651,067 5.788
06/15/43
(b)
630,799

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FHLMC REMIC , Series 2013-4240, Class FA
( SOFR + 0.614% )
$ 2,225,574 5.938%
08/15/43
(b)
$ 2,193,618
FHLMC REMIC , Series 2013-4248, Class FL
( SOFR + 0.564% )
65,808 5.888
05/15/41
(b)
64,852
FHLMC REMIC , Series 2013-4263, Class FB
( SOFR + 0.514% )
47,134 5.838
11/15/43
(b)
46,504
FHLMC REMIC , Series 2013-4272, Class FD
( SOFR + 0.464% )
50,301 5.788
11/15/43
(b)
49,577
FHLMC REMIC , Series 2017-4678, Class AF
( SOFR + 0.514% )
1,487,421 5.837
12/15/42
(b)
1,466,272
FHLMC REMIC , Series 2017-4719, Class AF
( SOFR + 0.464% )
2,721,003 5.788
09/15/47
(b)
2,633,299
FHLMC REMIC , Series 2018-4787, Class ZS
667,499 5.000
07/01/48
654,272
FHLMC REMIC , Series 2018-4818, Class FC
( SOFR + 0.414% )
185,366 5.738
04/15/48
(b)
177,177
FHLMC REMIC , Series 2018-4852, Class BF
( SOFR + 0.514% )
1,199,585 5.838
12/15/48
(b)
1,158,249
FHLMC REMIC , Series 2019-4897, Class F
( SOFR + 0.514% )
988,537 5.838
07/15/49
(b)
964,632
FHLMC REMIC , Series 2019-4903, Class F
( SOFR + 0.564% )
153,896 5.888
09/15/48
(b)
148,128
FHLMC REMIC , Series 2019-4906, Class NF
( SOFR + 0.514% )
1,204,600 5.837
03/15/38
(b)
1,173,662
FHLMC REMIC , Series 2019-4942, Class FA
( SOFR + 0.614% )
970,539 5.938
01/25/50
(b)
949,008
FHLMC REMIC , Series 2020-5002, Class FJ
( SOFR + 0.514% )
166,118 5.838
07/25/50
(b)
162,559
FHLMC REMIC , Series 2020-5031, Class FA
( SOFR + 0.300% )
2,196,662 5.624
08/15/43
(b)
2,109,187
FHLMC STRIPS , Series 2006-239, Class F22
( SOFR + 0.464% )
142,630 5.788
08/15/36
(b)
140,164
FHLMC STRIPS , Series 2006-239, Class F30
( SOFR + 0.414% )
356,574 5.738
08/15/36
(b)
350,617
FNMA REMIC , Series 2002-53, Class FY
( SOFR + 0.614% )
150,226 5.938
08/25/32
(b)
149,448
FNMA REMIC , Series 2004-54, Class FL
( SOFR + 0.514% )
69,486 5.838
07/25/34
(b)
69,207
FNMA REMIC , Series 2004-54, Class FN
( SOFR + 0.564% )
208,919 5.888
07/25/34
(b)
207,915
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2005-103, Class FC
( SOFR + 0.614% )
$ 7,026,543 5.938%
07/25/35
(b)
$ 6,956,645
FNMA REMIC , Series 2005-120, Class FE
( SOFR + 0.634% )
301,564 5.958
01/25/36
(b)
298,175
FNMA REMIC , Series 2005-87, Class FE
( SOFR + 0.564% )
337,608 5.888
10/25/35
(b)
333,400
FNMA REMIC , Series 2006-110, Class AF
( SOFR + 0.444% )
1,905,263 5.768
11/25/36
(b)
1,872,405
FNMA REMIC , Series 2006-16, Class FC
( SOFR + 0.414% )
73,204 5.738
03/25/36
(b)
72,270
FNMA REMIC , Series 2006-36, Class FB
( SOFR + 0.414% )
37,796 5.738
05/25/36
(b)
37,068
FNMA REMIC , Series 2006-42, Class PF
( SOFR + 0.524% )
69,266 5.848
06/25/36
(b)
68,450
FNMA REMIC , Series 2006-44, Class FP
( SOFR + 0.514% )
756,692 5.838
06/25/36
(b)
746,782
FNMA REMIC , Series 2006-61, Class FD
( SOFR + 0.474% )
143,803 5.798
07/25/36
(b)
141,365
FNMA REMIC , Series 2006-79, Class DF
( SOFR + 0.464% )
321,040 5.788
08/25/36
(b)
316,933
FNMA REMIC , Series 2006-88, Class AF
( SOFR + 0.574% )
298,545 5.898
09/25/36
(b)
294,145
FNMA REMIC , Series 2007-35, Class PF
( SOFR + 0.364% )
51,736 5.688
04/25/37
(b)
50,620
FNMA REMIC , Series 2007-67, Class FB
( SOFR + 0.434% )
123,325 5.758
07/25/37
(b)
120,512
FNMA REMIC , Series 2008-1, Class CF
( SOFR + 0.814% )
40,831 6.138
02/25/38
(b)
40,395
FNMA REMIC , Series 2009-110, Class FG
( SOFR + 0.864% )
154,712 6.188
01/25/40
(b)
154,370
FNMA REMIC , Series 2010-113, Class FA
( SOFR + 0.514% )
113,913 5.838
10/25/40
(b)
112,535
FNMA REMIC , Series 2010-116, Class FE
( SOFR + 0.514% )
143,262 5.838
10/25/40
(b)
141,357
FNMA REMIC , Series 2010-141, Class FB
( SOFR + 0.584% )
87,630 5.908
12/25/40
(b)
86,048
FNMA REMIC , Series 2010-15, Class FJ
( SOFR + 1.044% )
275,807 6.368
06/25/36
(b)
276,818

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2010-39, Class FE
( SOFR + 0.884% )
$ 444,628 6.208%
06/25/37
(b)
$ 443,944
FNMA REMIC , Series 2010-39, Class FG
( SOFR + 1.034% )
187,293 6.358
03/25/36
(b)
187,855
FNMA REMIC , Series 2010-46, Class WF
( SOFR + 0.864% )
1,413,770 6.188
05/25/40
(b)
1,396,493
FNMA REMIC , Series 2010-49, Class FB
( SOFR + 0.864% )
131,321 6.188
05/25/40
(b)
130,410
FNMA REMIC , Series 2010-59, Class FN
( SOFR + 0.844% )
1,463,165 6.168
06/25/40
(b)
1,448,198
FNMA REMIC , Series 2011-53, Class FT
( SOFR + 0.694% )
125,561 6.018
06/25/41
(b)
123,901
FNMA REMIC , Series 2011-87, Class FJ
( SOFR + 0.664% )
122,985 5.988
09/25/41
(b)
120,573
FNMA REMIC , Series 2012-101, Class FC
( SOFR + 0.614% )
106,779 5.938
09/25/42
(b)
103,985
FNMA REMIC , Series 2012-14, Class BF
( SOFR + 0.714% )
627,697 6.038
03/25/42
(b)
622,860
FNMA REMIC , Series 2012-37, Class BF
( SOFR + 0.614% )
133,642 5.938
12/25/35
(b)
132,140
FNMA REMIC , Series 2013-10, Class KF
( SOFR + 0.414% )
84,526 5.738
02/25/43
(b)
82,733
FNMA REMIC , Series 2013-130, Class FB
( SOFR + 0.564% )
82,546 5.888
01/25/44
(b)
81,296
FNMA REMIC , Series 2013-19, Class DF
( SOFR + 0.414% )
449,976 5.738
09/25/41
(b)
446,468
FNMA REMIC , Series 2013-2, Class QF
( SOFR + 0.614% )
55,324 5.938
02/25/43
(b)
54,416
FNMA REMIC , Series 2014-17, Class FE
( SOFR + 0.664% )
708,335 5.988
04/25/44
(b)
692,272
FNMA REMIC , Series 2014-28, Class FD
( SOFR + 0.564% )
1,464,451 5.888
05/25/44
(b)
1,438,786
FNMA REMIC , Series 2014-47, Class AF
( SOFR + 0.464% )
280,373 5.787
08/25/44
(b)
277,107
FNMA REMIC , Series 2015-27, Class KF
( SOFR + 0.414% )
70,082 5.738
05/25/45
(b)
69,068
FNMA REMIC , Series 2015-87, Class BF
( SOFR + 0.414% )
320,122 5.738
12/25/45
(b)
312,911
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2016-49, Class EF
( SOFR + 0.514% )
$ 730,590 5.838%
08/25/46
(b)
$ 719,293
FNMA REMIC , Series 2016-9335, Class AL
( RFUCCT1Y + 1.797% )
7,726,803 6.135
12/01/40
(b)
7,927,125
FNMA REMIC , Series 2017-16, Class FA
( SOFR + 0.564% )
640,819 5.888
03/25/47
(b)
619,272
FNMA REMIC , Series 2017-91, Class GF
( SOFR + 0.464% )
1,509,277 5.788
11/25/47
(b)
1,451,014
FNMA REMIC , Series 2018-15, Class JF
( SOFR + 0.414% )
848,095 5.738
03/25/48
(b)
812,580
FNMA REMIC , Series 2018-3385, Class MA
772,685 4.500
06/01/48
734,526
FNMA REMIC , Series 2018-4, Class FM
( SOFR + 0.414% )
2,027,196 5.738
02/25/48
(b)
1,941,746
FNMA REMIC , Series 2019-41, Class FM
( SOFR + 0.564% )
998,183 5.888
08/25/49
(b)
961,277
FNMA REMIC , Series 2019-6, Class KF
( SOFR + 0.564% )
1,650,894 5.888
03/25/49
(b)
1,604,684
FNMA REMIC , Series 2020-6347, Class BM
( RFUCCT1Y + 1.735% )
8,516,517 6.125
02/01/41
(b)
8,714,976
FNMA REMIC , Series 2023-7262, Class BM
( RFUCCT1Y + 1.796% )
9,755,117 6.388
02/01/45
(b)
9,951,233
FNMA REMIC , Series 2023-7266, Class BM
( RFUCCT1Y + 1.801% )
15,230,843 6.233
05/01/44
(b)
15,516,654
GNMA , Series 2004-59, Class FP
( 1M U.S. T-Bill MMY +
0.414% )
328,419 5.734
08/16/34
(b)
324,875
GNMA , Series 2005-4, Class FA
( 1M U.S. T-Bill MMY +
0.484% )
273,970 5.804
01/16/35
(b)
271,119
GNMA , Series 2007-26, Class FL
( 1M U.S. T-Bill MMY +
0.314% )
2,063,996 5.635
05/20/37
(b)
2,019,756
GNMA , Series 2007-59, Class FA
( 1M U.S. T-Bill MMY +
0.614% )
100,903 5.935
10/20/37
(b)
99,999
GNMA , Series 2013-99, Class PF
( 1M U.S. T-Bill MMY +
0.414% )
1,431,611 5.735
07/20/43
(b)
1,398,410
GNMA , Series 2018-164, Class AF
( 1M U.S. T-Bill MMY +
0.514% )
2,269,874 5.835
12/20/48
(b)
2,204,900

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
GNMA , Series 2019-110, Class F
( 1M U.S. T-Bill MMY +
0.564% )
$ 1,521,157 5.885%
09/20/49
(b)
$ 1,473,514
GNMA , Series 2019-56, Class FB
( 1M U.S. T-Bill MMY +
0.564% )
1,754,491 5.885
05/20/49
(b)
1,721,043
GNMA , Series 2019-58, Class FA
( 1M U.S. T-Bill MMY +
0.514% )
741,710 5.835
05/20/49
(b)
719,830
JP Morgan Chase Commercial Mortgage Securities Trust , Series
2016-JP2, Class ASB
236,892 2.713
08/15/49
231,111
JPMBB Commercial Mortgage Securities Trust , Series 2015-C31,
Class ASB
178,946 3.540
08/15/48
175,298
Morgan Stanley Bank of America Merrill Lynch Trust , Series
2015-C23, Class A4
550,000 3.719
07/15/50
537,878
Morgan Stanley Bank of America Merrill Lynch Trust , Series
2015-C24, Class A3
2,053,239 3.479
05/15/48
2,011,715
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $118,887,187)
116,835,921
a
Foreign Corporate Debt – 19.2%
Banks – 16.1%
Banco Santander SA ( Spain )
1,200,000 2.746
05/28/25
1,165,344
Bank of Montreal ( Canada )
1,760,000 5.920
09/25/25
1,770,003
( SOFRINDX + 1.160% )
3,133,000 6.512
12/11/26
(b)
3,169,310
Bank of Nova Scotia (The) ( Canada )
2,866,000 5.450
06/12/25
2,863,657
Banque Federative du Credit Mutuel SA ( France )
2,089,000 4.524
07/13/25
(a)
2,067,089
( SOFR + 1.130% )
3,096,000 6.488
01/23/27
(a)(b)
3,129,537
BPCE SA ( France )
( SOFR + 0.960% )
2,244,000 6.314
09/25/25
(a)(b)
2,257,677
2,062,000 1.000
01/20/26
(a)
1,921,563
3,133,000 5.100
01/26/26
(a)
3,100,357
Canadian Imperial Bank of Commerce ( Canada )
( SOFR + 1.220% )
1,851,000 6.576
10/02/26
(b)
1,873,366
Cooperatieve Rabobank UA ( Netherlands )
( SOFRINDX + 0.900% )
1,156,000 6.254
10/05/26
(b)
1,164,698
Credit Agricole SA ( France )
( SOFR + 0.870% )
2,500,000 6.222
03/11/27
(a)(b)
2,512,605
Deutsche Bank AG ( Germany )
( SOFR + 2.581% )
3,015,000 3.961
11/26/25
(b)
2,985,020
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
DNB Bank ASA ( Norway )
( US 1 Year CMT T-Note +
0.330% )
$ 1,353,000 0.856%
09/30/25
(a)(b)
$ 1,330,526
HSBC Holdings PLC ( United Kingdom )
( 3M U.S. T-Bill MMY +
1.402% )
5,336,000 2.633
11/07/25
(b)
5,261,977
ING Groep NV ( Netherlands )
2,143,000 4.625
01/06/26
(a)
2,116,119
( SOFRINDX + 1.640% )
2,716,000 6.996
03/28/26
(b)
2,738,911
Intesa Sanpaolo SpA ( Italy )
3,147,000 7.000
11/21/25
(a)
3,193,790
Intesa Sanpaolo SpA , Series XR ( Italy )
2,827,000 3.250
09/23/24
(a)
2,804,318
Lloyds Banking Group PLC ( United Kingdom )
( US 1 Year CMT T-Note +
3.500% )
1,913,000 3.870
07/09/25
(b)
1,908,862
Macquarie Bank Ltd. ( Australia )
( SOFR + 1.240% )
1,851,000 6.593
06/15/26
(a)(b)
1,868,164
Mitsubishi UFJ Financial Group, Inc. ( Japan )
( US 1 Year CMT T-Note +
0.450% )
1,961,000 0.962
10/11/25
(b)
1,926,549
( SOFR + 0.940% )
2,546,000 6.303
02/20/26
(b)
2,552,260
NatWest Markets PLC ( United Kingdom )
( SOFR + 0.900% )
4,600,000 6.263
05/17/27
(a)(b)
4,607,325
Nordea Bank Abp ( Finland )
2,236,000 4.750
09/22/25
(a)
2,217,807
Skandinaviska Enskilda Banken AB ( Sweden )
1,708,000 0.850
09/02/25
(a)
1,614,257
( SOFR + 0.890% )
2,627,000 6.242
03/05/27
(a)(b)
2,639,637
Societe Generale SA ( France )
( US 1 Year CMT T-Note +
1.050% )
3,455,000 2.226
01/21/26
(a)(b)
3,371,219
Standard Chartered PLC ( United Kingdom )
( 3M USD LIBOR + 1.209% )
1,848,000 2.819
01/30/26
(a)(b)
1,810,627
Sumitomo Mitsui Financial Group, Inc. ( Japan )
2,405,000 1.474
07/08/25
2,302,444
Svenska Handelsbanken AB ( Sweden )
2,268,000 3.650
06/10/25
(a)
2,226,962
( SOFR + 1.250% )
2,647,000 6.603
06/15/26
(a)(b)
2,686,264
Swedbank AB ( Sweden )
( SOFRINDX + 1.380% )
3,688,000 6.733
06/15/26
(a)(b)
3,742,768
Toronto-Dominion Bank (The) , MTN ( Canada )
( SOFR + 1.080% )
2,506,000 6.437
07/17/26
(b)
2,534,719
UBS AG ( Switzerland )
3,633,000 7.950
01/09/25
3,677,871

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
( SOFRINDX + 1.260% )
$ 3,000,000 6.624%
02/21/25
(b)
$ 3,011,710
UBS AG/London ( Switzerland )
( SOFR + 0.930% )
1,462,000 6.282
09/11/25
(b)
1,471,266
UBS Group AG ( Switzerland )
( US 1 Year CMT T-Note +
1.600% )
602,000 4.490
08/05/25
(a)(b)
600,363
1,300,000 4.125
09/24/25
(a)
1,273,038
95,469,979
Consumer Cyclical – 1.2%
Mercedes-Benz Finance North America LLC ( Germany )
( SOFR + 0.670% )
1,519,000 6.024
01/09/26
(a)(b)
1,524,891
Volkswagen Group of America Finance LLC ( Germany )
1,427,000 3.350
05/13/25
(a)
1,398,053
1,203,000 5.400
03/20/26
(a)
1,199,287
( SOFR + 0.930% )
1,467,000 6.283
09/12/25
(a)(b)
1,474,962
( SOFR + 0.830% )
1,641,000 6.183
03/20/26
(a)(b)
1,644,857
7,242,050
Consumer Noncyclical – 0.2%
BAT Capital Corp. ( United Kingdom )
1,000,000 3.222
08/15/24
994,437
Distributors – 0.4%
Daimler Truck Finance North America LLC ( Germany )
2,421,000 5.600
08/08/25
(a)
2,420,861
Financial Company – 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
4,584,000 1.650
10/29/24
4,507,143
Financials Company – 0.3%
LeasePlan Corp. NV ( Netherlands )
1,666,000 2.875
10/24/24
(a)
1,646,529
Insurance – 0.3%
Great-West Lifeco  U.S. Finance 2020 LP ( Canada )
1,674,000 0.904
08/12/25
(a)
1,584,789
TOTAL FOREIGN CORPORATE DEBT
(Cost $113,366,504)
113,865,788
a
Corporate Obligations – 16.9%
Banks – 7.9%
American Express Co.
( SOFRINDX + 1.350% )
1,116,000 6.709
10/30/26
(b)
1,127,725
( SOFR + 0.750% )
3,055,000 6.107
04/23/27
(b)
3,061,086
Bank of America Corp. , MTN
( 3M U.S. T-Bill MMY +
1.352% )
2,592,000 3.093
10/01/25
(b)
2,568,177
( 3M U.S. T-Bill MMY +
1.132% )
2,403,000 2.456
10/22/25
(b)
2,371,869
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Bank of America NA
( SOFR + 1.020% )
$ 1,695,000 6.383%
08/18/26
(b)
$ 1,713,822
Charles Schwab Corp. (The)
( SOFRINDX + 0.520% )
1,259,000 5.882
05/13/26
(b)
1,258,182
Citibank NA
( SOFR + 0.805% )
1,229,000 6.161
09/29/25
(b)
1,234,603
( SOFRINDX + 0.590% )
1,610,000 5.949
04/30/26
(b)
1,611,667
( SOFRINDX + 1.060% )
2,366,000 6.410
12/04/26
(b)
2,392,309
Citigroup, Inc.
( SOFR + 0.528% )
1,000,000 1.281
11/03/25
(b)
980,870
( SOFR + 1.528% )
1,419,000 6.882
03/17/26
(b)
1,429,550
HSBC USA, Inc.
( SOFR + 0.960% )
3,602,000 6.310
03/04/27
(b)
3,627,506
JPMorgan Chase & Co.
( 3M U.S. T-Bill MMY +
0.540% )
1,043,000 0.824
06/01/25
(b)
1,043,000
( SOFR + 0.605% )
2,886,000 1.561
12/10/25
(b)
2,823,367
JPMorgan Chase Bank NA
( SOFR + 1.000% )
2,161,000 6.352
12/08/26
(b)
2,189,166
Morgan Stanley
( SOFR + 0.745% )
2,089,000 0.864
10/21/25
(b)
2,048,895
Morgan Stanley , MTN
( SOFR + 1.152% )
1,000,000 2.720
07/22/25
(b)
995,541
( SOFR + 0.560% )
3,248,000 1.164
10/21/25
(b)
3,189,379
Morgan Stanley Bank NA
( SOFR + 1.165% )
1,529,000 6.524
10/30/26
(b)
1,550,858
PNC Bank NA
1,504,000 3.250
06/01/25
1,470,386
State Street Corp.
( SOFR + 0.940% )
1,278,000 2.354
11/01/25
(b)
1,259,809
( SOFRINDX + 0.845% )
1,383,000 6.205
08/03/26
(b)
1,388,553
Wells Fargo & Co. , MTN
( 3M U.S. T-Bill MMY +
1.087% )
1,220,000 2.406
10/30/25
(b)
1,203,188
( 3M U.S. T-Bill MMY +
1.012% )
1,822,000 2.164
02/11/26
(b)
1,777,400
Wells Fargo Bank NA , Series BNKT
( SOFR + 1.060% )
2,339,000 6.421
08/07/26
(b)
2,362,370
46,679,278

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Brokerage – 0.5%
Jefferies Financial Group, Inc. , MTN
$ 3,000,000 6.050%
03/12/25
$ 3,000,407
Consumer Cyclical – 1.2%
American Honda Finance Corp. , GMTN
( SOFRINDX + 0.790% )
1,450,000 6.145
10/03/25
(b)
1,454,130
1,055,000 4.950
01/09/26
1,049,940
American Honda Finance Corp. , MTN
( SOFR + 0.600% )
2,307,000 5.963
08/14/25
(b)
2,312,095
General Motors Co.
1,164,000 6.125
10/01/25
1,169,793
General Motors Financial Co., Inc.
1,278,000 4.300
07/13/25
1,259,317
7,245,275
Distributors – 1.6%
Hyundai Capital America
1,264,000 5.800
06/26/25
(a)
1,264,405
3,275,000 6.250
11/03/25
(a)
3,297,086
( SOFR + 1.500% )
4,524,000 6.855
01/08/27
(a)(b)
4,583,671
9,145,162
Electric – 1.1%
Avangrid, Inc.
3,066,000 3.150
12/01/24
3,024,430
National Rural Utilities Cooperative Finance Corp. , GMTN
( SOFR + 0.800% )
3,304,000 6.160
02/05/27
(b)
3,318,575
6,343,005
Financial Company – 0.5%
Air Lease Corp. , MTN
2,724,000 2.300
02/01/25
2,658,541
Food and Beverage – 0.4%
Keurig Dr Pepper, Inc.
(SOFRINDX + 0.880%)
2,500,000 6.236
03/15/27
(b)
2,511,840
Insurance – 3.2%
Equitable Financial Life Global Funding
1,757,000 5.500
12/02/25
(a)
1,751,253
6,162,000 1.000
01/09/26
(a)
5,727,716
Guardian Life Global Funding
1,883,000 0.875
12/10/25
(a)
1,758,448
Pacific Life Global Funding II
( SOFRINDX + 1.050% )
3,915,000 6.409
07/28/26
(a)(b)
3,950,294
Principal Life Global Funding II
( SOFR + 0.900% )
2,340,000 6.266
08/28/25
(a)(b)
2,350,680
Protective Life Global Funding
1,005,000 1.170
07/15/25
(a)
957,715
( SOFR + 0.700% )
2,666,000 6.055
04/10/26
(a)(b)
2,670,354
19,166,460
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Metals and Mining – 0.5%
Newmont Corp. / Newcrest Finance Pty Ltd.
$ 3,100,000 5.300%
03/15/26
(a)
$ 3,093,604
TOTAL CORPORATE OBLIGATIONS
(Cost $99,326,823)
99,843,572
a
U.S. Treasury Notes – 4.6%
U.S. Treasury Notes
592,700 4.982
(e)
07/31/25
590,177
2,391,000 5.097
(e)
08/31/25
2,387,419
7,262,500 5.057
(e)
10/31/25
7,256,540
5,317,200 4.721
(e)
01/31/26
5,256,440
United States Treasury Floating Rate Note
( 3 Mo. U.S. T-Bill MMY +
0.140% )
7,818,800 5.476
(e)
10/31/24
(b)
7,821,800
( 3 Mo. U.S. T-Bill MMY +
0.169% )
1,215,400 5.495
(e)
04/30/25
(b)
1,216,446
( 3 Mo. U.S. T-Bill MMY +
0.125% )
2,972,900 5.456
(e)
07/31/25
(b)
2,974,504
TOTAL U.S. TREASURY NOTES
(Cost $27,514,460)
27,503,326
a
Certificate of Deposits – 3.4%
Bank of America, National Association
1,997,000 5.170
02/07/25
1,991,568
Bank of Montreal
1,211,000 5.930
09/03/24
1,212,473
Credit Agricole Corporate and Investment Bank
( SOFR + 0.590% )
2,987,000 5.920
08/28/25
(b)
2,993,943
Kookmin Bank
( SOFR + 0.650% )
3,412,000 5.980
01/29/25
(b)
3,417,136
Lloyds Bank Corporate Markets PLC
3,237,000 6.050
10/07/24
3,241,532
Lloyds Bank Corporate Markets PLC (New York)
1,718,000 5.510
05/22/25
1,717,948
National Bank of Kuwait
2,774,000 5.730
08/20/24
2,774,472
Standard Chartered Bank
2,388,000 –
09/05/24
(d)
2,390,077
Sumitomo Mitsui Banking Corp.
( SOFR + 0.700% )
460,000 6.030
08/14/24
(b)
460,534
TOTAL CERTIFICATE OF DEPOSITS
(Cost $20,184,061)
20,199,683
a
U.S. Government Agency Obligations – 0.0%
(f)
Federal Farm Credit Bank
( SOFR + 0.115% )
58,000 5.445
12/03/24
(b)
58,029
( SOFR + 0.200% )
25,000 5.530
12/05/24
(b)
25,024

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Government Agency Obligations – (continued)
Federal Farm Credit Banks Funding Corp.
( Prime Rate - 3.010% )
$ 29,000 5.490%
08/07/25
(b)
$ 29,046
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $112,009)
112,099
Aaa a
Short-Term Investment – 5.2%
Commercial Paper – 4.7%
ASB Bank Limited
$ 1,591,000 5.680% 1,590,907
Banco Santander SA
1,500,000 5.750 1,500,301
Bank of Nova Scotia (The)
(SOFR + 0.780%)
1,806,000 –
(b)(c)(d)
1,807,066
Deutsche Bank AG
2,882,000 5.790 2,883,873
Enel Finance America LLC
1,531,000 5.807 1,490,352
First Abu Dhabi Bank USA N.V.
1,205,000 5.593 1,166,464
General Motors Co.
1,215,000 5.777 1,187,079
HSBC USA Inc.
1,696,000 6.412 1,655,415
JP Morgan Securities LLC
1,696,000 5.930 1,696,640
Macquarie Bank Ltd.
1,569,000 5.930 1,571,729
National Bank of Canada, GMTN
(SOFRINDX + 0.900%)
5,000,000 6.245
(b)
5,008,814
Societe Generale
4,038,000 5.610 3,923,078
Wells Fargo Bank NA
(SOFR + 1.070%)
2,122,000 6.415
(b)
2,149,414
27,631,132
U.S. Treasury Bills – 0.5%
U.S. Treasury Bills
$ 3,137,600 5.221% 2,988,796
TOTAL SHORT-TERM INVESTMENT
(Cost $30,575,326)
30,619,928
Shares
Dividend
Rate Value
aa a
Investment Company – 0.2%
(g)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
1,296,855 5.227% $ 1,296,855
(Cost $1,296,855)
TOTAL INVESTMENTS – 100.0%
(Cost $593,524,556)
$ 592,817,387
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
69,912
NET ASSETS – 100.0%
$ 592,887,299
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2024.
(c) When-issued security.
(d) Zero coupon bond until next reset date.
(e) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(f) Less than 0.05%
(g) Represents an affiliated issuer.
Investment Abbreviations:
BA — Banker Acceptance Rate
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Insured by Government National Mortgage
Association
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
Prime — Federal Reserve Bank Prime Loan Rate US
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
T-Bill — Treasury Bill

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Notes – 30.7%
U.S. Treasury Notes
$ 9,910,000 5.000%
(a)
09/30/25
$ 9,900,123
48,246,000 0.250
(a)
10/31/25
45,129,926
30,649,000 1.625
(a)
05/15/26
28,803,865
20,697,000 1.625
(a)
09/30/26
19,276,237
17,774,000 1.500
(a)
01/31/27
16,356,947
3,429,000 2.875
(a)
04/30/29
3,183,506
3,763,000 2.750
(a)
05/31/29
3,469,492
1,966,000 1.125
(a)
02/15/31
1,589,639
TOTAL U.S. TREASURY NOTES
(Cost $128,907,356)
127,709,735
a
Mortgage-Backed Securities – 26.6%
a
Federal Home Loan Mortgage Corporation
1,538,687 2.000
04/01/36
1,355,097
2,155,720 2.000
09/01/36
1,893,986
259,373 4.500
07/01/48
245,559
220,930 2.500
11/01/50
182,322
9,074,152 2.000
03/01/51
7,067,213
2,728,477 2.000
05/01/51
2,116,294
2,570,451 2.500
05/01/51
2,094,125
10,728,999 2.500
08/01/51
8,846,349
2,555,611 3.000
05/01/52
2,155,357
959,521 3.500
05/01/52
841,978
189,699 4.500
05/01/52
177,975
3,544,910 3.000
08/01/52
3,028,690
1,273,372 4.000
08/01/52
1,158,340
Federal National Mortgage Association
386,000 1.750
07/02/24
384,876
100,000 0.375
08/25/25
94,378
3,717,173 2.000
08/01/36
3,254,701
4,000,000 1.500 TBA-15yr
(b)
3,400,625
3,000,000 2.500 TBA-15yr
(b)
2,693,203
2,000,000 3.000 TBA-15yr
(b)
1,838,438
2,397,509 3.500
07/01/45
2,155,506
61,663 4.500
06/01/48
58,381
321,105 4.500
07/01/48
304,008
23,498 5.000
12/01/48
23,191
42,768 4.500
01/01/49
40,794
34,623 4.500
08/01/49
33,155
525,252 4.500
08/01/49
500,671
192,351 5.000
12/01/49
189,415
25,190 4.500
01/01/50
23,888
105,323 4.500
03/01/50
99,819
106,912 5.000
04/01/50
106,405
1,464,020 2.500
06/01/50
1,201,299
47,541 4.500
10/01/50
45,099
79,780 4.500
10/01/50
75,358
1,895,772 2.500
11/01/50
1,561,103
1,890,496 2.500
01/01/51
1,542,892
94,093 2.500
02/01/51
77,719
507,432 2.500
03/01/51
418,084
903,335 2.000
04/01/51
698,244
3,950,613 2.000
05/01/51
3,064,260
634,818 2.500
09/01/51
518,116
2,512,330 2.500
10/01/51
2,069,807
1,154,001 2.500
11/01/51
951,754
1,485,517 2.500
11/01/51
1,223,787
2,390,246 4.500
10/01/52
2,242,406
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
Federal National Mortgage Association – (continued)
$ 775,048 5.000%
10/01/52
$ 747,275
926,587 5.000
11/01/52
892,814
1,256,621 3.500
12/01/52
1,103,916
1,250,160 4.000
12/01/52
1,136,189
2,000,000 1.500 TBA-30yr
(b)
1,467,031
1,000,000 2.000 TBA-30yr
(b)
770,859
4,000,000 3.000 TBA-30yr
(b)
3,366,562
5,000,000 4.000 TBA-30yr
(b)
4,540,234
1,000,000 5.500 TBA-30yr
(b)
984,453
3,000,000 6.000 TBA-30yr
(b)
3,004,922
5,000,000 3.500 TBA-30yr
(b)
4,382,422
Government National Mortgage Association
48,714 5.000
12/20/48
48,110
26,136 5.000
05/20/49
25,755
268,037 3.000
09/20/49
234,597
96,732 4.500
03/20/50
91,476
52,359 5.000
05/20/50
51,722
203,996 4.000
09/20/50
190,067
3,057,048 2.000
11/20/50
2,453,199
714,609 3.000
07/20/51
618,579
3,277,715 2.000
09/20/51
2,625,469
5,494,327 2.500
09/20/51
4,579,639
2,197,983 4.500
10/20/52
2,080,354
1,701,891 4.000
05/20/53
1,565,460
5,000,000 3.000 TBA-30yr
(b)
4,322,266
6,000,000 3.500 TBA-30yr
(b)
5,355,938
1,000,000 5.000 TBA-30yr
(b)
971,172
1,000,000 5.500 TBA-30yr
(b)
992,656
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $112,877,791)
110,657,803
a
Corporate Obligations – 21.4%
Aerospace & Defense – 0.5%
Boeing Co. (The)
195,000 4.875
05/01/25
192,973
326,000 3.625
02/01/31
284,082
300,000 5.805
05/01/50
270,160
General Dynamics Corp.
215,000 3.625
04/01/30
200,499
Hexcel Corp.
40,000 4.200
02/15/27
38,325
Lockheed Martin Corp.
335,000 5.250
01/15/33
339,477
200,000 5.700
11/15/54
206,127
RTX Corp.
400,000 6.100
03/15/34
419,037
200,000 6.400
03/15/54
217,447
Textron, Inc.
80,000 3.000
06/01/30
70,019
2,238,146
Banks – 3.7%
American Express Co.
400,000 3.950
08/01/25
393,299
Bank of America Corp.
( SOFR + 0.960% )
102,000 1.734
07/22/27
(c)
93,849

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( 3M U.S. T-Bill MMY +
1.302% )
$ 160,000 3.419%
12/20/28
(c)
$ 149,673
( SOFR + 1.630% )
500,000 5.202
04/25/29
(c)
497,912
( SOFR + 2.150% )
180,000 2.592
04/29/31
(c)
154,628
( SOFR + 1.650% )
500,000 5.468
01/23/35
(c)
498,047
( US 5 Year CMT T-Note +
1.200% )
84,000 2.482
09/21/36
(c)
67,302
( 3M U.S. T-Bill MMY +
2.076% )
204,000 4.244
04/24/38
(c)
180,008
100,000 7.750
05/14/38
119,216
Bank of America Corp. , MTN
80,000 3.875
08/01/25
78,659
75,000 3.248
10/21/27
70,510
( SOFR + 1.010% )
42,000 1.197
10/24/26
(c)
39,544
( 3M U.S. T-Bill MMY +
1.322% )
80,000 3.559
04/23/27
(c)
77,196
( SOFR + 2.040% )
210,000 4.948
07/22/28
(c)
207,514
( 3M U.S. T-Bill MMY +
1.472% )
300,000 3.974
02/07/30
(c)
282,233
( 3M U.S. T-Bill MMY +
1.252% )
160,000 2.496
02/13/31
(c)
137,046
( SOFR + 1.530% )
40,000 1.898
07/23/31
(c)
32,627
( SOFR + 1.930% )
176,000 2.676
06/19/41
(c)
123,513
( 3M U.S. T-Bill MMY +
3.412% )
154,000 4.083
03/20/51
(c)
123,062
( SOFR + 1.880% )
60,000 2.831
10/24/51
(c)
37,695
Bank of America Corp. , Series L
67,000 4.183
11/25/27
64,603
73,000 4.750
04/21/45
65,333
Bank of America Corp. , Series N
( SOFR + 1.650% )
42,000 3.483
03/13/52
(c)
30,276
Bank of New York Mellon Corp. (The) , MTN
300,000 2.800
05/04/26
286,971
250,000 3.400
01/29/28
236,060
180,000 1.800
07/28/31
144,121
Capital One Financial Corp.
( SOFR + 1.290% )
88,000 2.636
03/03/26
(c)
85,823
( SOFR + 2.600% )
349,000 5.817
02/01/34
(c)
344,820
Citizens Bank NA
250,000 2.250
04/28/25
242,049
376,000 3.750
02/18/26
363,127
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Citizens Financial Group, Inc.
$ 215,000 2.850%
07/27/26
$ 202,454
Fifth Third Bancorp
88,000 2.550
05/05/27
81,666
300,000 3.950
03/14/28
284,573
40,000 8.250
03/01/38
46,831
JPMorgan Chase & Co.
( 3M U.S. T-Bill MMY +
1.585% )
121,000 2.005
03/13/26
(c)
117,606
40,000 7.625
10/15/26
42,104
245,000 8.000
04/29/27
263,610
80,000 4.250
10/01/27
77,833
15,000 5.400
01/06/42
15,066
40,000 4.850
02/01/44
37,068
( SOFR + 0.800% )
42,000 1.045
11/19/26
(c)
39,313
( 3M U.S. T-Bill MMY +
1.599% )
400,000 3.782
02/01/28
(c)
382,521
( 3M U.S. T-Bill MMY +
1.642% )
50,000 3.540
05/01/28
(c)
47,623
40,000 3.964
11/15/48
(c)
32,175
( SOFR + 1.990% )
718,000 4.851
07/25/28
(c)
708,413
( 3M U.S. T-Bill MMY +
1.592% )
40,000 4.452
12/05/29
(c)
38,734
( 3M U.S. T-Bill MMY +
1.510% )
190,000 2.739
10/15/30
(c)
165,908
( 3M U.S. T-Bill MMY +
3.790% )
342,000 4.493
03/24/31
(c)
329,125
( 3M U.S. T-Bill MMY +
1.105% )
25,000 1.764
11/19/31
(c)
20,140
( SOFR + 1.180% )
240,000 2.545
11/08/32
(c)
198,493
( 3M U.S. T-Bill MMY +
1.622% )
152,000 3.882
07/24/38
(c)
129,863
( SOFR + 2.440% )
660,000 3.109
04/22/51
(c)
448,116
Morgan Stanley
( SOFR + 0.879% )
50,000 1.593
05/04/27
(c)
46,435
( SOFR + 1.360% )
96,000 2.484
09/16/36
(c)
75,525
Morgan Stanley , GMTN
980,000 3.875
01/27/26
954,736
Morgan Stanley , MTN
( SOFR + 1.870% )
832,000 5.250
04/21/34
(c)
815,258
244,000 4.375
01/22/47
208,118
PNC Financial Services Group, Inc. (The)
( SOFR + 1.730% )
299,000 6.615
10/20/27
(c)
306,129

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( SOFR + 2.284% )
$ 200,000 6.875%
10/20/34
(c)
$ 216,898
Synchrony Financial
150,000 3.950
12/01/27
140,480
100,000 2.875
10/28/31
80,651
Truist Financial Corp. , MTN
( SOFR + 1.620% )
400,000 5.435
01/24/30
(c)
397,794
( SOFR + 1.922% )
200,000 5.711
01/24/35
(c)
199,445
U.S. Bancorp , MTN
80,000 3.900
04/26/28
76,484
80,000 3.000
07/30/29
71,015
40,000 1.375
07/22/30
31,962
U.S. Bancorp , Series V
300,000 2.375
07/22/26
282,870
U.S. Bancorp , Series X
150,000 3.150
04/27/27
142,256
Wells Fargo & Co.
286,000 3.000
04/22/26
273,271
400,000 3.000
10/23/26
378,300
128,000 5.606
01/15/44
125,030
60,000 3.900
05/01/45
47,861
( SOFR + 2.000% )
207,000 2.188
04/30/26
(c)
200,710
Wells Fargo & Co. , MTN
( 3M U.S. T-Bill MMY +
1.572% )
50,000 3.584
05/22/28
(c)
47,506
25,000 4.150
01/24/29
23,947
290,000 4.750
12/07/46
249,343
( 3M U.S. T-Bill MMY +
1.262% )
400,000 2.572
02/11/31
(c)
344,506
( 3M U.S. T-Bill MMY +
4.032% )
340,000 4.478
04/04/31
(c)
323,468
Wells Fargo Bank NA
300,000 6.600
01/15/38
325,912
15,321,861
Basic Industry – 0.3%
Celanese  U.S. Holdings LLC
126,000 6.700
11/15/33
132,674
CF Industries, Inc.
100,000 5.150
03/15/34
95,555
100,000 5.375
03/15/44
92,271
Dow Chemical Co. (The)
60,000 3.600
11/15/50
42,333
Linde, Inc.
61,000 1.100
08/10/30
48,782
LYB International Finance III LLC
40,000 2.250
10/01/30
33,802
323,000 3.625
04/01/51
225,576
Sherwin-Williams Co. (The)
200,000 3.450
06/01/27
190,634
Westlake Corp.
425,000 3.125
08/15/51
268,839
1,130,466
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Brokerage – 0.3%
Affiliated Managers Group, Inc.
$ 130,000 3.300%
06/15/30
$ 114,615
Cboe Global Markets, Inc.
110,000 3.650
01/12/27
106,207
CME Group, Inc.
105,000 3.000
03/15/25
103,105
Intercontinental Exchange, Inc.
100,000 3.100
09/15/27
93,881
185,000 2.100
06/15/30
155,613
308,000 4.600
03/15/33
293,880
78,000 3.000
06/15/50
51,043
Jefferies Financial Group, Inc.
40,000 4.850
01/15/27
39,368
40,000 4.150
01/23/30
36,769
84,000 6.250
01/15/36
84,999
20,000 6.500
01/20/43
20,501
1,099,981
Capital Goods – 0.6%
Carrier Global Corp.
100,000 3.577
04/05/50
73,213
Caterpillar Financial Services Corp. , MTN
110,000 3.400
05/13/25
108,048
Caterpillar, Inc.
50,000 3.803
08/15/42
41,014
114,000 3.250
04/09/50
81,418
CNH Industrial Capital LLC
50,000 1.450
07/15/26
46,069
Cummins, Inc.
53,000 2.600
09/01/50
31,908
Deere & Co.
25,000 3.900
06/09/42
20,867
40,000 2.875
09/07/49
26,898
25,000 3.750
04/15/50
19,851
Flowserve Corp.
140,000 3.500
10/01/30
124,156
Honeywell International, Inc.
100,000 2.700
08/15/29
89,870
188,000 1.950
06/01/30
159,173
Illinois Tool Works, Inc.
115,000 3.900
09/01/42
95,485
John Deere Capital Corp. , MTN
126,000 4.800
01/09/26
125,390
300,000 4.750
01/20/28
298,384
35,000 2.800
07/18/29
31,648
80,000 2.450
01/09/30
70,340
Otis Worldwide Corp.
60,000 2.293
04/05/27
55,614
Republic Services, Inc.
150,000 2.375
03/15/33
119,441
Trane Technologies Financing Ltd.
50,000 3.800
03/21/29
47,344
Waste Management, Inc.
50,000 0.750
11/15/25
46,840
100,000 3.150
11/15/27
94,279
50,000 2.500
11/15/50
29,689
Westinghouse Air Brake Technologies Corp.
75,000 3.450
11/15/26
71,496
117,000 4.700
09/15/28
114,384

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
WW Grainger, Inc.
$ 60,000 4.600%
06/15/45
$ 53,700
100,000 3.750
05/15/46
77,663
Xylem, Inc.
15,000 3.250
11/01/26
14,294
420,000 1.950
01/30/28
375,749
2,544,225
Communications – 0.8%
Charter Communications Operating LLC / Charter
Communications Operating Capital
18,000 4.908
07/23/25
17,810
82,000 3.750
02/15/28
76,040
82,000 4.200
03/15/28
77,103
90,000 5.050
03/30/29
86,263
40,000 2.800
04/01/31
32,596
72,000 6.384
10/23/35
70,293
66,000 5.375
04/01/38
57,103
85,000 6.484
10/23/45
78,394
60,000 5.750
04/01/48
50,427
40,000 5.125
07/01/49
30,713
40,000 6.834
10/23/55
37,863
85,000 3.850
04/01/61
50,065
60,000 4.400
12/01/61
39,083
Comcast Corp.
420,000 3.950
10/15/25
412,301
360,000 4.550
01/15/29
352,719
442,000 4.250
01/15/33
410,904
126,000 2.887
11/01/51
78,164
110,000 5.350
05/15/53
104,943
300,000 2.937
11/01/56
179,991
Meta Platforms, Inc.
200,000 5.600
05/15/53
202,610
Time Warner Cable Enterprises LLC
94,000 8.375
07/15/33
104,126
Time Warner Cable LLC
57,000 6.750
06/15/39
55,224
15,000 5.875
11/15/40
12,978
57,000 5.500
09/01/41
47,732
TWDC Enterprises 18 Corp.
15,000 4.375
08/16/41
13,059
TWDC Enterprises 18 Corp. , GMTN
15,000 4.125
06/01/44
12,530
TWDC Enterprises 18 Corp. , MTN
250,000 2.950
06/15/27
236,347
Walt Disney Co. (The)
100,000 3.700
10/15/25
98,018
226,000 2.200
01/13/28
206,402
80,000 2.000
09/01/29
68,907
80,000 3.800
03/22/30
75,130
90,000 3.500
05/13/40
71,590
15,000 4.750
09/15/44
13,627
50,000 3.600
01/13/51
37,262
3,498,317
Consumer Cyclical – 2.0%
Amazon.com, Inc.
152,000 3.300
04/13/27
145,356
250,000 3.150
08/22/27
237,403
42,000 2.100
05/12/31
35,142
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Amazon.com, Inc. – (continued)
$ 80,000 4.050%
08/22/47
$ 66,888
15,000 2.500
06/03/50
9,151
200,000 3.950
04/13/52
161,203
75,000 4.250
08/22/57
62,623
50,000 2.700
06/03/60
29,433
American Honda Finance Corp. , GMTN
160,000 5.125
07/07/28
160,206
Best Buy Co., Inc.
190,000 4.450
10/01/28
184,256
Booking Holdings, Inc.
84,000 4.625
04/13/30
82,032
Costco Wholesale Corp.
40,000 3.000
05/18/27
38,184
116,000 1.750
04/20/32
92,623
DR Horton, Inc.
90,000 2.600
10/15/25
86,452
100,000 1.400
10/15/27
88,432
eBay, Inc.
84,000 6.300
11/22/32
88,952
Expedia Group, Inc.
250,000 3.250
02/15/30
223,503
Ford Motor Credit Co. LLC
290,000 6.798
11/07/28
299,891
250,000 7.122
11/07/33
266,193
General Motors Co.
110,000 5.600
10/15/32
109,270
108,000 5.950
04/01/49
103,983
General Motors Financial Co., Inc.
500,000 6.050
10/10/25
502,151
Home Depot, Inc. (The)
250,000 2.800
09/14/27
233,975
300,000 4.500
09/15/32
290,759
63,000 3.125
12/15/49
42,598
300,000 3.625
04/15/52
220,085
Las Vegas Sands Corp.
125,000 3.900
08/08/29
113,599
Lennar Corp.
152,000 4.750
11/29/27
150,288
Lowe's Cos., Inc.
92,000 2.625
04/01/31
78,188
340,000 5.150
07/01/33
336,964
200,000 5.625
04/15/53
193,866
100,000 4.450
04/01/62
77,629
Marriott International, Inc. , Series EE
84,000 5.750
05/01/25
84,038
Marriott International, Inc. , Series FF
200,000 4.625
06/15/30
192,890
Mastercard, Inc.
60,000 2.000
03/03/25
58,419
15,000 3.300
03/26/27
14,369
100,000 3.950
02/26/48
81,729
50,000 3.850
03/26/50
39,533
McDonald's Corp. , MTN
160,000 3.500
03/01/27
153,398
84,000 3.500
07/01/27
80,224
45,000 4.700
12/09/35
42,411
60,000 4.450
09/01/48
50,551
170,000 5.150
09/09/52
158,052

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
MDC Holdings, Inc.
$ 121,000 2.500%
01/15/31
$ 106,783
40,000 6.000
01/15/43
40,000
NIKE, Inc.
20,000 3.375
03/27/50
14,464
O'Reilly Automotive, Inc.
80,000 4.200
04/01/30
75,627
PulteGroup, Inc.
88,000 6.375
05/15/33
92,117
Starbucks Corp.
250,000 3.800
08/15/25
245,096
30,000 3.750
12/01/47
22,462
Tapestry, Inc.
33,000 4.125
07/15/27
31,352
Target Corp.
550,000 2.250
04/15/25
535,929
Toyota Motor Credit Corp.
76,000 3.950
06/30/25
74,957
40,000 3.650
01/08/29
37,781
126,000 5.550
11/20/30
128,869
Toyota Motor Credit Corp. , MTN
126,000 0.800
01/09/26
117,450
100,000 1.150
08/13/27
88,691
80,000 3.375
04/01/30
73,185
Visa, Inc.
40,000 1.900
04/15/27
36,877
77,000 0.750
08/15/27
67,970
115,000 2.750
09/15/27
107,594
40,000 4.300
12/14/45
34,854
Walmart, Inc.
100,000 7.550
02/15/30
114,412
384,000 1.800
09/22/31
314,288
200,000 2.650
09/22/51
125,482
Western Union Co. (The)
50,000 1.350
03/15/26
46,347
8,299,479
Consumer Noncyclical – 1.5%
Abbott Laboratories
60,000 3.875
09/15/25
59,010
150,000 4.750
11/30/36
144,751
100,000 6.000
04/01/39
107,358
40,000 4.750
04/15/43
37,514
AbbVie, Inc.
194,000 2.950
11/21/26
184,254
100,000 4.625
10/01/42
90,803
200,000 4.400
11/06/42
176,750
84,000 4.700
05/14/45
76,283
150,000 4.250
11/21/49
125,041
Agilent Technologies, Inc.
100,000 2.750
09/15/29
88,670
Altria Group, Inc.
115,000 3.400
05/06/30
103,421
40,000 4.500
05/02/43
32,832
40,000 5.375
01/31/44
38,021
75,000 3.875
09/16/46
54,422
92,000 5.950
02/14/49
90,207
55,000 4.450
05/06/50
42,152
Bristol-Myers Squibb Co.
300,000 0.750
11/13/25
281,890
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Bristol-Myers Squibb Co. – (continued)
$ 126,000 3.200%
06/15/26
$ 121,451
50,000 3.250
02/27/27
48,012
152,000 3.550
03/15/42
119,129
500,000 5.500
02/22/44
495,953
Centene Corp.
400,000 4.250
12/15/27
382,500
Elevance Health, Inc.
300,000 5.500
10/15/32
303,417
Eli Lilly & Co.
15,000 3.100
05/15/27
14,290
102,000 3.375
03/15/29
95,706
400,000 4.700
02/09/34
389,279
44,000 3.950
03/15/49
35,744
Equifax, Inc.
40,000 3.250
06/01/26
38,281
42,000 2.350
09/15/31
34,426
Gilead Sciences, Inc.
479,000 2.800
10/01/50
303,363
Johnson & Johnson
384,000 2.100
09/01/40
255,284
Kroger Co. (The)
25,000 3.875
10/15/46
18,719
Medtronic, Inc.
50,000 4.375
03/15/35
46,919
Merck & Co., Inc.
450,000 4.050
05/17/28
439,382
200,000 5.000
05/17/53
188,209
Mylan, Inc.
92,000 5.400
11/29/43
79,698
77,000 5.200
04/15/48
62,292
Philip Morris International, Inc.
350,000 4.875
02/13/26
347,599
250,000 5.375
02/15/33
248,819
Thermo Fisher Scientific, Inc.
300,000 5.086
08/10/33
297,632
Utah Acquisition Sub, Inc.
75,000 5.250
06/15/46
61,765
Viatris, Inc.
92,000 2.700
06/22/30
77,336
15,000 4.000
06/22/50
10,211
Walgreens Boots Alliance, Inc.
112,000 3.450
06/01/26
106,642
40,000 4.800
11/18/44
33,440
15,000 4.650
06/01/46
12,280
6,401,157
Consumer Products – 0.2%
Clorox Co. (The)
115,000 4.600
05/01/32
110,941
Colgate-Palmolive Co. , MTN
40,000 4.000
08/15/45
33,593
15,000 3.700
08/01/47
11,914
Haleon US Capital LLC
250,000 4.000
03/24/52
199,182
Kimberly-Clark Corp.
125,000 6.625
08/01/37
142,228
Procter & Gamble Co. (The)
40,000 0.550
10/29/25
37,549
40,000 1.000
04/23/26
37,174

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Products – (continued)
Procter & Gamble Co. (The) – (continued)
$ 126,000 2.450%
11/03/26
$ 118,909
15,000 2.850
08/11/27
14,137
705,627
Electric – 2.5%
AEP Transmission Co. LLC
200,000 5.400
03/15/53
193,016
Alabama Power Co. , Series 20-A
15,000 1.450
09/15/30
12,108
Alabama Power Co. , Series A
100,000 4.300
07/15/48
82,894
Ameren Illinois Co.
126,000 4.950
06/01/33
123,099
122,000 5.900
12/01/52
126,853
American Electric Power Co., Inc.
226,000 5.625
03/01/33
224,585
Atmos Energy Corp.
80,000 2.850
02/15/52
49,991
80,000 5.750
10/15/52
82,042
Berkshire Hathaway Energy Co.
110,000 4.050
04/15/25
108,674
260,000 4.600
05/01/53
216,327
Black Hills Corp.
20,000 2.500
06/15/30
16,624
CenterPoint Energy Resources Corp.
400,000 5.250
03/01/28
399,854
Cleco Corporate Holdings LLC
80,000 3.375
09/15/29
69,350
Cleco Power LLC
15,000 6.000
12/01/40
14,944
Commonwealth Edison Co.
300,000 3.650
06/15/46
225,011
Commonwealth Edison Co. , Series 123
40,000 3.750
08/15/47
30,078
Consolidated Edison Co. of New York, Inc.
170,000 3.850
06/15/46
131,127
40,000 4.625
12/01/54
33,980
80,000 4.500
05/15/58
65,475
Consolidated Edison Co. of New York, Inc. , Series 08-B
10,000 6.750
04/01/38
11,037
Consolidated Edison Co. of New York, Inc. , Series 12-A
40,000 4.200
03/15/42
33,405
Consolidated Edison Co. of New York, Inc. , Series A
15,000 4.125
05/15/49
11,883
Constellation Energy Generation LLC
150,000 6.125
01/15/34
156,546
Consumers Energy Co.
250,000 4.625
05/15/33
239,209
Dominion Energy, Inc.
80,000 4.250
06/01/28
77,098
Dominion Energy, Inc. , Series C
300,000 3.375
04/01/30
269,380
DTE Electric Co.
150,000 3.950
06/15/42
119,610
15,000 3.700
03/15/45
11,608
DTE Electric Co. , Series A
40,000 4.000
04/01/43
32,780
Duke Energy Carolinas LLC
118,000 3.700
12/01/47
87,702
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Duke Energy Carolinas LLC – (continued)
$ 50,000 3.950%
03/15/48
$ 38,658
Duke Energy Corp.
102,000 2.550
06/15/31
85,328
268,000 3.750
09/01/46
198,045
Duke Energy Florida LLC
25,000 3.400
10/01/46
17,876
Duke Energy Indiana LLC
50,000 6.350
08/15/38
53,121
40,000 6.450
04/01/39
42,974
130,000 2.750
04/01/50
78,576
Duke Energy Progress LLC
100,000 3.450
03/15/29
93,092
200,000 6.300
04/01/38
212,307
15,000 4.100
05/15/42
12,298
Edison International
214,000 5.750
06/15/27
215,653
184,000 4.125
03/15/28
175,300
Entergy Corp.
50,000 2.800
06/15/30
43,448
Entergy Louisiana LLC
194,000 4.200
04/01/50
154,041
Exelon Corp.
240,000 5.300
03/15/33
237,734
100,000 4.450
04/15/46
83,406
Georgia Power Co. , Series B
168,000 2.650
09/15/29
148,986
15,000 3.700
01/30/50
11,144
Interstate Power and Light Co.
200,000 2.300
06/01/30
169,054
40,000 3.500
09/30/49
27,896
National Rural Utilities Cooperative Finance Corp.
40,000 2.400
03/15/30
34,335
100,000 2.750
04/15/32
83,431
300,000 4.023
11/01/32
273,561
NextEra Energy Capital Holdings, Inc.
400,000 4.900
02/28/28
396,221
300,000 5.250
03/15/34
293,392
160,000 5.250
02/28/53
149,212
NiSource, Inc.
184,000 5.250
03/30/28
183,599
Northern States Power Co.
172,000 4.500
06/01/52
145,580
NSTAR Electric Co.
15,000 3.200
05/15/27
14,202
100,000 3.950
04/01/30
93,390
Oncor Electric Delivery Co. LLC
250,000 3.100
09/15/49
167,213
Pacific Gas and Electric Co.
100,000 3.450
07/01/25
97,576
200,000 2.100
08/01/27
180,194
210,000 4.300
03/15/45
161,962
150,000 4.000
12/01/46
109,766
50,000 5.250
03/01/52
43,284
PacifiCorp
214,000 5.500
05/15/54
195,944
PECO Energy Co.
100,000 4.800
10/15/43
90,145

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Public Service Electric and Gas Co. , MTN
$ 42,000 1.900%
08/15/31
$ 33,850
248,000 3.800
03/01/46
198,956
80,000 3.000
03/01/51
52,591
Public Service Enterprise Group, Inc.
40,000 2.450
11/15/31
32,793
Puget Sound Energy, Inc.
173,000 4.223
06/15/48
137,827
Sempra
110,000 3.800
02/01/38
90,034
100,000 4.000
02/01/48
76,192
Southern California Edison Co.
40,000 2.850
08/01/29
35,655
200,000 5.700
03/01/53
195,380
Southern Co. (The)
110,000 5.113
08/01/27
109,343
202,000 4.400
07/01/46
170,217
Southern Co. (The) , Series 21-A
( US 5 Year CMT T-Note +
2.915% )
100,000 3.750
09/15/51
(c)
93,528
Southern Co. Gas Capital Corp.
15,000 3.950
10/01/46
11,327
100,000 4.400
05/30/47
81,582
Tucson Electric Power Co.
126,000 4.850
12/01/48
109,583
Virginia Electric and Power Co. , Series A
100,000 3.500
03/15/27
95,690
Virginia Electric and Power Co. , Series B
100,000 6.000
01/15/36
103,129
Virginia Electric and Power Co. , Series C
150,000 4.000
11/15/46
117,867
Xcel Energy, Inc.
400,000 1.750
03/15/27
362,763
10,176,541
Electrical – 0.0%
Emerson Electric Co.
45,000 1.950
10/15/30
37,833
15,000 6.000
08/15/32
15,743
Fortive Corp.
15,000 4.300
06/15/46
12,444
66,020
Energy – 1.4%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
69,000 4.080
12/15/47
54,798
Boardwalk Pipelines LP
100,000 4.800
05/03/29
97,597
BP Capital Markets America, Inc.
300,000 4.234
11/06/28
290,356
Cheniere Corpus Christi Holdings LLC
40,000 5.125
06/30/27
39,650
126,000 2.742
12/31/39
100,261
Chevron Corp.
300,000 3.326
11/17/25
291,132
Chevron USA, Inc.
200,000 2.343
08/12/50
115,865
ConocoPhillips Co.
192,000 3.758
03/15/42
152,767
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Energy Transfer LP
$ 140,000 3.750%
05/15/30
$ 127,898
300,000 6.550
12/01/33
316,807
75,000 6.125
12/15/45
73,717
192,000 5.300
04/15/47
169,085
55,000 6.250
04/15/49
54,682
Enterprise Products Operating LLC
100,000 2.800
01/31/30
88,796
160,000 4.850
08/15/42
145,694
100,000 4.800
02/01/49
88,790
60,000 4.200
01/31/50
48,418
15,000 3.950
01/31/60
10,999
Enterprise Products Operating LLC , Series D
80,000 6.875
03/01/33
88,761
EOG Resources, Inc.
60,000 3.900
04/01/35
53,872
Exxon Mobil Corp.
75,000 2.709
03/06/25
73,486
200,000 2.275
08/16/26
188,506
200,000 4.227
03/19/40
176,226
Halliburton Co.
50,000 5.000
11/15/45
45,633
Hess Corp.
62,000 4.300
04/01/27
60,377
55,000 6.000
01/15/40
56,418
75,000 5.600
02/15/41
74,186
42,000 5.800
04/01/47
42,044
Kinder Morgan Energy Partners LP
126,000 7.300
08/15/33
140,130
Kinder Morgan, Inc.
40,000 4.300
06/01/25
39,483
56,000 2.000
02/15/31
45,631
84,000 5.200
03/01/48
74,439
MPLX LP
200,000 1.750
03/01/26
187,514
110,000 2.650
08/15/30
93,759
125,000 4.700
04/15/48
103,234
85,000 5.500
02/15/49
78,558
NOV, Inc.
15,000 3.950
12/01/42
11,289
Occidental Petroleum Corp.
50,000 5.550
03/15/26
49,729
234,000 –
10/10/36
(d)
124,101
ONEOK Partners LP
15,000 6.650
10/01/36
15,807
ONEOK, Inc.
80,000 2.200
09/15/25
76,629
100,000 3.400
09/01/29
91,302
25,000 6.350
01/15/31
26,133
126,000 4.200
10/03/47
96,829
140,000 5.200
07/15/48
123,842
Phillips 66 Co.
76,000 3.550
10/01/26
72,953
Plains All American Pipeline LP / PAA Finance Corp.
50,000 4.650
10/15/25
49,344
40,000 4.500
12/15/26
39,101
92,000 3.550
12/15/29
83,780
35,000 6.700
05/15/36
36,144
40,000 6.650
01/15/37
42,033

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Plains All American Pipeline LP / PAA Finance Corp.
– (continued)
$ 15,000 4.700%
06/15/44
$ 12,413
Sabine Pass Liquefaction LLC
52,000 5.625
03/01/25
51,903
120,000 4.200
03/15/28
115,500
15,000 4.500
05/15/30
14,306
Spectra Energy Partners LP
67,000 3.375
10/15/26
64,005
Targa Resources Corp.
126,000 6.150
03/01/29
129,459
Transcontinental Gas Pipe Line Co. LLC
50,000 5.400
08/15/41
48,672
40,000 3.950
05/15/50
30,631
Valero Energy Corp.
84,000 3.400
09/15/26
80,488
15,000 4.900
03/15/45
13,437
60,000 3.650
12/01/51
41,582
Williams Cos., Inc. (The)
200,000 3.750
06/15/27
192,284
15,000 6.300
04/15/40
15,576
140,000 4.900
01/15/45
122,926
XTO Energy, Inc.
50,000 6.750
08/01/37
55,857
5,817,624
Financial Company – 0.3%
Air Lease Corp.
300,000 2.200
01/15/27
275,998
Ally Financial, Inc.
( SOFR + 3.260% )
100,000 6.992
06/13/29
(c)
103,136
Blackstone Private Credit Fund
150,000 3.250
03/15/27
138,275
GATX Corp.
50,000 4.000
06/30/30
46,176
GE Capital Funding LLC
300,000 4.550
05/15/32
286,335
GE Capital International Funding Co Unlimited Co.
200,000 4.418
11/15/35
184,030
1,033,950
Food and Beverage – 0.4%
Coca-Cola Co. (The)
50,000 2.250
01/05/32
41,804
187,000 3.000
03/05/51
126,358
Conagra Brands, Inc.
100,000 1.375
11/01/27
87,625
Constellation Brands, Inc.
40,000 3.150
08/01/29
36,123
117,000 4.750
05/09/32
112,140
Hershey Co. (The)
40,000 3.375
08/15/46
29,495
42,000 3.125
11/15/49
28,903
J M Smucker Co. (The)
40,000 2.125
03/15/32
31,890
15,000 4.375
03/15/45
12,447
100,000 3.550
03/15/50
68,395
Kellanova
100,000 4.500
04/01/46
84,304
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
Keurig Dr Pepper, Inc.
$ 100,000 4.420%
12/15/46
$ 83,725
100,000 4.500
04/15/52
83,592
Kraft Heinz Foods Co.
43,000 3.000
06/01/26
41,135
40,000 3.875
05/15/27
38,665
80,000 3.750
04/01/30
74,421
22,000 5.000
07/15/35
21,395
111,000 5.200
07/15/45
102,629
52,000 4.375
06/01/46
42,727
40,000 4.875
10/01/49
34,987
McCormick & Co., Inc.
60,000 2.500
04/15/30
51,550
Molson Coors Beverage Co.
120,000 4.200
07/15/46
96,452
PepsiCo, Inc.
126,000 3.500
07/17/25
123,488
146,000 2.750
03/19/30
129,853
44,000 4.600
07/17/45
38,519
84,000 4.650
02/15/53
75,647
Sysco Corp.
80,000 2.400
02/15/30
68,814
1,767,083
Healthcare – 1.0%
Aetna, Inc.
40,000 4.750
03/15/44
34,087
Bio-Rad Laboratories, Inc.
100,000 3.700
03/15/32
88,379
Cigna Group (The)
400,000 4.375
10/15/28
387,047
200,000 4.900
12/15/48
176,231
CVS Health Corp.
200,000 3.250
08/15/29
180,818
250,000 3.750
04/01/30
228,548
76,000 1.750
08/21/30
61,473
280,000 4.780
03/25/38
250,221
256,000 5.050
03/25/48
221,483
85,000 4.250
04/01/50
64,780
Elevance Health, Inc.
92,000 2.550
03/15/31
78,204
15,000 4.650
08/15/44
13,172
40,000 4.850
08/15/54
33,290
Evernorth Health, Inc.
120,000 4.500
02/25/26
118,061
HCA, Inc.
70,000 5.875
02/15/26
70,175
46,000 5.250
06/15/26
45,770
90,000 5.375
09/01/26
89,888
40,000 4.500
02/15/27
39,000
25,000 5.625
09/01/28
25,156
205,000 5.875
02/01/29
207,819
75,000 4.125
06/15/29
70,516
50,000 3.500
09/01/30
44,711
40,000 5.500
06/15/47
36,975
200,000 5.900
06/01/53
194,731
Humana, Inc.
100,000 2.150
02/03/32
79,438
McKesson Corp.
200,000 3.950
02/16/28
192,075

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
Quest Diagnostics, Inc.
$ 100,000 2.800%
06/30/31
$ 85,723
UnitedHealth Group, Inc.
400,000 4.250
01/15/29
386,928
190,000 4.625
07/15/35
181,510
74,000 4.750
07/15/45
67,599
160,000 3.750
10/15/47
123,291
25,000 2.900
05/15/50
16,258
240,000 5.200
04/15/63
224,216
4,117,573
Insurance – 0.9%
Allstate Corp. (The)
120,000 3.850
08/10/49
90,068
American International Group, Inc.
100,000 4.750
04/01/48
88,672
American International Group, Inc. , Series A-9
( 3M USD LIBOR + 2.868% )
140,000 5.750
04/01/48
(c)
137,659
Aon Global Ltd.
100,000 4.600
06/14/44
84,710
Arch Capital Group Ltd.
90,000 3.635
06/30/50
65,353
Arch Capital Group US, Inc.
40,000 5.144
11/01/43
36,614
Assurant, Inc.
100,000 2.650
01/15/32
81,373
AXIS Specialty Finance LLC
40,000 3.900
07/15/29
37,729
Berkshire Hathaway Finance Corp.
200,000 4.200
08/15/48
168,842
92,000 4.250
01/15/49
78,533
Berkshire Hathaway, Inc.
118,000 3.125
03/15/26
114,191
Brighthouse Financial, Inc.
40,000 5.625
05/15/30
39,924
75,000 4.700
06/22/47
58,039
Chubb INA Holdings LLC
150,000 3.350
05/03/26
144,869
42,000 1.375
09/15/30
34,053
116,000 3.050
12/15/61
73,433
CNO Financial Group, Inc.
200,000 5.250
05/30/29
193,250
Fidelity National Financial, Inc.
230,000 3.400
06/15/30
201,789
Hartford Financial Services Group, Inc. (The)
30,000 3.600
08/19/49
21,765
Jackson Financial, Inc.
100,000 3.125
11/23/31
83,061
Marsh & McLennan Cos., Inc.
100,000 2.375
12/15/31
82,579
100,000 4.350
01/30/47
83,583
MetLife, Inc.
126,000 5.375
07/15/33
127,355
15,000 4.125
08/13/42
12,451
80,000 4.600
05/13/46
69,767
Old Republic International Corp.
150,000 3.875
08/26/26
144,852
PartnerRe Finance B LLC
92,000 3.700
07/02/29
85,471
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
( US 5 Year CMT T-Note +
3.815% )
$ 207,000 4.500%
10/01/50
(c)
$ 186,792
Progressive Corp. (The)
100,000 4.125
04/15/47
82,444
Prudential Financial, Inc.
40,000 3.935
12/07/49
30,418
Prudential Financial, Inc. , MTN
15,000 6.625
06/21/40
16,582
50,000 4.600
05/15/44
43,751
62,000 4.418
03/27/48
51,345
15,000 4.350
02/25/50
12,250
60,000 3.700
03/13/51
43,806
Reinsurance Group of America, Inc.
430,000 3.900
05/15/29
400,616
Travelers Cos., Inc. (The)
92,000 3.750
05/15/46
71,637
Voya Financial, Inc.
( 3M USD LIBOR + 2.084% )
40,000 4.700
01/23/48
(c)
34,329
W R Berkley Corp.
40,000 4.750
08/01/44
35,038
Willis North America, Inc.
200,000 5.050
09/15/48
175,666
3,624,659
Media Non Cable – 0.3%
FactSet Research Systems, Inc.
50,000 2.900
03/01/27
46,682
Omnicom Group, Inc.
163,000 2.450
04/30/30
139,310
80,000 4.200
06/01/30
75,565
Paramount Global
300,000 4.200
05/19/32
250,242
180,000 4.950
05/19/50
129,475
Warnermedia Holdings, Inc.
300,000 4.279
03/15/32
262,978
200,000 5.050
03/15/42
165,534
200,000 5.141
03/15/52
158,511
1,228,297
Metals – 0.1%
Nucor Corp.
152,000 3.950
05/23/25
149,753
150,000 3.950
05/01/28
143,619
Steel Dynamics, Inc.
80,000 3.450
04/15/30
72,500
145,000 3.250
01/15/31
127,962
493,834
Mining – 0.0%
Freeport-McMoRan, Inc.
200,000 4.125
03/01/28
191,000
Publishing – 0.0%
S&P Global, Inc.
126,000 2.900
03/01/32
108,524
REITs and Real Estate – 0.8%
CBRE Services, Inc.
71,000 2.500
04/01/31
58,525

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
COPT Defense Properties LP
$ 430,000 2.750%
04/15/31
$ 353,742
Digital Realty Trust LP
450,000 3.700
08/15/27
429,198
Equinix, Inc.
82,000 3.900
04/15/32
73,993
95,000 3.000
07/15/50
59,943
GLP Capital LP / GLP Financing II, Inc.
90,000 5.250
06/01/25
89,371
40,000 5.750
06/01/28
39,830
50,000 5.300
01/15/29
49,145
85,000 4.000
01/15/30
77,084
51,000 4.000
01/15/31
45,465
Invitation Homes Operating Partnership LP
300,000 2.000
08/15/31
235,679
Kimco Realty OP LLC
268,000 3.200
04/01/32
228,461
Mid-America Apartments LP
100,000 2.875
09/15/51
61,675
Prologis LP
80,000 4.000
09/15/28
76,760
84,000 2.250
04/15/30
71,601
40,000 1.250
10/15/30
31,771
62,000 2.125
10/15/50
33,369
Realty Income Corp.
200,000 5.625
10/13/32
202,087
Sabra Health Care LP
85,000 5.125
08/15/26
83,492
100,000 3.200
12/01/31
82,310
Simon Property Group LP
140,000 2.450
09/13/29
122,119
70,000 2.200
02/01/31
57,704
84,000 2.650
02/01/32
69,899
10,000 6.750
02/01/40
10,917
190,000 5.850
03/08/53
188,221
UDR, Inc. , MTN
100,000 1.900
03/15/33
75,328
Welltower OP LLC
200,000 4.000
06/01/25
196,712
200,000 4.250
04/15/28
192,751
3,297,152
Revenue – 0.1%
California Institute of Technology
15,000 3.650
09/01/19
9,896
Hackensack Meridian Health, Inc. , Series 2020
15,000 2.675
09/01/41
10,420
NYU Langone Hospitals
300,000 4.784
07/01/44
281,411
Stanford Health Care
100,000 3.027
08/15/51
67,904
University of Chicago (The) , Series 20B
40,000 2.761
04/01/45
30,138
Yale University , Series 2020
190,000 1.482
04/15/30
157,650
80,000 2.402
04/15/50
49,278
606,697
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Software – 0.3%
Oracle Corp.
$ 701,000 2.300%
03/25/28
$ 630,355
210,000 4.900
02/06/33
202,848
300,000 3.600
04/01/40
231,324
326,000 4.000
07/15/46
249,907
Salesforce, Inc.
20,000 2.900
07/15/51
12,842
1,327,276
Technology – 1.8%
Adobe, Inc.
40,000 2.300
02/01/30
34,782
Alphabet, Inc.
150,000 2.250
08/15/60
83,292
Apple, Inc.
50,000 3.200
05/13/25
49,068
84,000 4.421
05/08/26
83,511
114,000 2.450
08/04/26
108,103
15,000 3.350
02/09/27
14,424
15,000 3.200
05/11/27
14,338
60,000 2.900
09/12/27
56,572
40,000 1.650
02/08/31
32,861
45,000 4.500
02/23/36
43,861
80,000 3.850
05/04/43
66,760
80,000 4.450
05/06/44
73,284
100,000 3.450
02/09/45
78,176
126,000 4.650
02/23/46
116,835
50,000 4.250
02/09/47
44,057
50,000 3.750
11/13/47
39,982
300,000 2.650
02/08/51
189,606
44,000 2.550
08/20/60
26,360
Applied Materials, Inc.
125,000 3.900
10/01/25
122,845
82,000 3.300
04/01/27
78,630
Broadcom Corp. / Broadcom Cayman Finance Ltd.
152,000 3.875
01/15/27
146,753
Broadcom, Inc.
300,000 4.110
09/15/28
287,786
90,000 3.469
04/15/34
(e)
76,181
60,000 3.187
11/15/36
(e)
46,858
160,000 3.500
02/15/41
(e)
122,458
Cisco Systems, Inc.
300,000 4.850
02/26/29
298,916
200,000 5.050
02/26/34
198,659
Corning, Inc.
67,000 5.350
11/15/48
62,647
45,000 4.375
11/15/57
35,097
Dell International LLC / EMC Corp.
108,000 6.020
06/15/26
109,191
137,000 4.900
10/01/26
135,662
150,000 5.250
02/01/28
150,705
66,000 5.750
02/01/33
67,664
Fiserv, Inc.
460,000 3.200
07/01/26
440,559
175,000 4.400
07/01/49
142,880
Hewlett Packard Enterprise Co.
100,000 6.350
10/15/45
106,148
Intel Corp.
500,000 4.875
02/10/28
496,420
305,000 5.700
02/10/53
298,770

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
International Business Machines Corp.
$ 402,000 4.500%
02/06/26
$ 398,244
15,000 5.875
11/29/32
15,647
150,000 4.150
05/15/39
128,286
250,000 4.000
06/20/42
203,439
Jabil, Inc.
80,000 3.600
01/15/30
71,586
KLA Corp.
60,000 3.300
03/01/50
42,139
Kyndryl Holdings, Inc.
227,000 2.700
10/15/28
201,438
42,000 3.150
10/15/31
35,312
70,000 4.100
10/15/41
53,781
Lam Research Corp.
40,000 3.125
06/15/60
25,436
Leidos, Inc.
100,000 4.375
05/15/30
93,625
Meta Platforms, Inc.
300,000 4.950
05/15/33
300,038
Microsoft Corp.
65,000 3.300
02/06/27
62,616
15,000 3.500
02/12/35
13,474
143,000 4.200
11/03/35
136,293
104,000 4.250
02/06/47
94,349
300,000 2.525
06/01/50
188,578
84,000 4.000
02/12/55
70,108
20,000 2.675
06/01/60
12,139
Motorola Solutions, Inc.
158,000 2.750
05/24/31
133,263
NVIDIA Corp.
76,000 3.500
04/01/50
58,137
QUALCOMM, Inc.
76,000 4.300
05/20/47
65,251
Texas Instruments, Inc.
400,000 4.900
03/14/33
397,649
VeriSign, Inc.
118,000 2.700
06/15/31
98,383
7,479,912
Transportation – 0.5%
Burlington Northern Santa Fe LLC
302,000 5.200
04/15/54
287,103
CSX Corp.
250,000 4.100
11/15/32
232,704
100,000 4.500
11/15/52
85,651
FedEx Corp.
40,000 3.900
02/01/35
35,250
126,000 4.750
11/15/45
108,201
40,000 4.400
01/15/47
32,317
40,000 4.950
10/17/48
35,130
Norfolk Southern Corp.
200,000 5.350
08/01/54
190,855
Union Pacific Corp.
40,000 3.700
03/01/29
37,936
300,000 4.500
01/20/33
287,424
70,000 4.050
03/01/46
56,586
10,000 4.500
09/10/48
8,590
80,000 3.799
10/01/51
61,372
60,000 3.839
03/20/60
43,911
15,000 3.750
02/05/70
10,492
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Transportation – (continued)
Union Pacific Railroad Co. Pass-Through Trust , Series 2015-1
$ 172,747 2.695%
05/12/27
$ 160,751
United Parcel Service, Inc.
400,000 4.875
03/03/33
392,975
2,067,248
Water – 0.0%
Essential Utilities, Inc.
100,000 3.351
04/15/50
67,110
Wireless – 1.1%
American Tower Corp.
84,000 3.375
10/15/26
80,186
160,000 3.600
01/15/28
150,402
40,000 3.950
03/15/29
37,531
42,000 3.700
10/15/49
30,415
20,000 3.100
06/15/50
12,822
AT&T, Inc.
50,000 1.650
02/01/28
44,249
88,000 2.750
06/01/31
74,790
395,000 2.250
02/01/32
318,650
250,000 4.500
05/15/35
228,403
400,000 3.500
06/01/41
304,749
140,000 3.650
06/01/51
99,196
100,000 3.300
02/01/52
66,945
207,000 3.500
09/15/53
140,014
213,000 3.550
09/15/55
143,771
Crown Castle, Inc.
400,000 5.800
03/01/34
403,445
T-Mobile USA, Inc.
110,000 3.750
04/15/27
105,659
50,000 4.750
02/01/28
48,938
300,000 4.950
03/15/28
297,481
340,000 4.500
04/15/50
283,997
100,000 5.650
01/15/53
98,383
Verizon Communications, Inc.
500,000 0.850
11/20/25
468,452
145,000 3.000
03/22/27
137,018
152,000 2.355
03/15/32
123,673
290,000 3.400
03/22/41
222,606
474,000 3.550
03/22/51
340,401
111,000 2.987
10/30/56
67,995
40,000 3.700
03/22/61
28,216
4,358,387
TOTAL CORPORATE OBLIGATIONS
(Cost $96,442,052)
89,068,146
a
U.S. Treasury Bonds – 10.2%
U.S. Treasury Bonds
4,349,000 4.500
(a)
02/15/36
4,384,901
6,043,000 4.375
(a)
02/15/38
5,971,664
5,980,000 3.875
(a)
08/15/40
5,472,123
14,816,000 2.500
(a)
02/15/45
10,443,021
10,650,000 2.500
(a)
05/15/46
7,400,241
14,136,600 2.250
(a)
02/15/52
8,857,865
TOTAL U.S. TREASURY BONDS
(Cost $50,021,308)
42,529,815

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – 6.0%
Banks – 3.0%
Banco Bilbao Vizcaya Argentaria SA ( Spain )
$ 200,000 1.125%
09/18/25
$ 188,779
Banco Santander SA ( Spain )
200,000 1.849
03/25/26
187,330
200,000 3.800
02/23/28
187,401
Bank of Montreal ( Canada )
400,000 5.300
06/05/26
399,554
Bank of Nova Scotia (The) ( Canada )
268,000 5.250
06/12/28
268,339
Barclays PLC ( United Kingdom )
200,000 5.200
05/12/26
197,455
( US 1 Year CMT T-Note +
3.050% )
300,000 7.325
11/02/26
(c)
305,488
( US 1 Year CMT T-Note +
3.000% )
300,000 5.746
08/09/33
(c)
300,025
Canadian Imperial Bank of Commerce ( Canada )
300,000 5.926
10/02/26
303,923
Cooperatieve Rabobank UA ( Netherlands )
300,000 5.500
10/05/26
301,763
Deutsche Bank AG ( Germany )
( SOFR + 1.318% )
393,000 2.552
01/07/28
(c)
362,106
Export-Import Bank of China (The) ( China )
284,000 3.625
07/31/24
(e)
283,016
Export-Import Bank of Korea ( South Korea )
340,000 2.625
05/26/26
323,958
270,000 1.250
09/21/30
215,515
280,000 2.500
06/29/41
194,564
HSBC Holdings PLC ( United Kingdom )
( SOFR + 3.030% )
407,000 7.336
11/03/26
(c)
417,071
370,000 4.950
03/31/30
361,723
( SOFR + 1.187% )
290,000 2.804
05/24/32
(c)
243,197
( SOFR + 2.390% )
400,000 6.254
03/09/34
(c)
415,420
( SOFR + 2.650% )
200,000 6.332
03/09/44
(c)
211,069
ING Groep NV ( Netherlands )
354,000 4.550
10/02/28
343,808
Japan Bank for International Cooperation ( Japan )
400,000 0.625
07/15/25
380,431
Korea Development Bank (The) ( South Korea )
270,000 0.800
07/19/26
246,927
320,000 4.375
02/15/33
304,246
Kreditanstalt fuer Wiederaufbau ( Germany )
500,000 0.375
07/18/25
474,820
Landwirtschaftliche Rentenbank ( Germany )
70,000 0.875
03/30/26
65,149
Lloyds Banking Group PLC ( United Kingdom )
( US 1 Year CMT T-Note +
1.480% )
280,000 5.985
08/07/27
(c)
280,370
300,000 4.375
03/22/28
289,641
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Mitsubishi UFJ Financial Group, Inc. ( Japan )
( US 1 Year CMT T-Note +
1.950% )
$ 458,000 5.017%
07/20/28
(c)
$ 454,631
( US 1 Year CMT T-Note +
1.970% )
400,000 5.406
04/19/34
(c)
402,460
Mizuho Financial Group, Inc. ( Japan )
( US 1 Year CMT T-Note +
0.750% )
200,000 1.554
07/09/27
(c)
183,758
400,000 3.170
09/11/27
374,776
NatWest Group PLC ( United Kingdom )
( US 5 Year CMT T-Note +
2.350% )
300,000 3.032
11/28/35
(c)
251,874
Royal Bank of Canada ( Canada )
111,000 3.875
05/04/32
101,223
Royal Bank of Canada , GMTN ( Canada )
126,000 5.200
07/20/26
125,707
172,000 2.300
11/03/31
141,158
Santander UK Group Holdings PLC ( United Kingdom )
( SOFR + 1.475% )
282,000 2.896
03/15/32
(c)
236,264
Sumitomo Mitsui Financial Group, Inc. ( Japan )
400,000 5.520
01/13/28
403,489
400,000 5.766
01/13/33
410,181
Svensk Exportkredit AB , GMTN ( Sweden )
200,000 0.375
07/30/24
198,425
200,000 0.625
05/14/25
191,343
UBS AG ( Switzerland )
400,000 7.500
02/15/28
427,666
Westpac Banking Corp. ( Australia )
84,000 2.850
05/13/26
80,278
75,000 3.350
03/08/27
71,801
40,000 2.150
06/03/31
33,214
100,000 2.963
11/16/40
69,840
272,000 3.133
11/18/41
190,270
( US 5 Year CMT T-Note +
2.000% )
10,000 4.110
07/24/34
(c)
9,234
( US 5 Year CMT T-Note +
1.530% )
42,000 3.020
11/18/36
(c)
34,555
12,445,235
Brokerage – 0.2%
Brookfield Finance, Inc. ( Canada )
300,000 4.350
04/15/30
283,728
15,000 3.500
03/30/51
10,317
Nomura Holdings, Inc. ( Japan )
300,000 5.709
01/09/26
300,162
594,207

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Capital Goods – 0.0%
Johnson Controls International PLC ( United States )
$ 100,000 4.500%
02/15/47
$ 83,568
Communications – 0.0%
RELX Capital, Inc. ( United Kingdom )
100,000 3.000
05/22/30
88,902
Consumer Cyclical – 0.0%
Honda Motor Co. Ltd. ( Japan )
110,000 2.534
03/10/27
102,841
Consumer Noncyclical – 0.1%
Ahold Finance USA LLC ( Netherlands )
128,000 6.875
05/01/29
136,910
GlaxoSmithKline Capital, Inc. ( United Kingdom )
84,000 6.375
05/15/38
92,716
Novartis Capital Corp. ( Switzerland )
126,000 2.000
02/14/27
117,187
Takeda Pharmaceutical Co. Ltd. ( Japan )
250,000 2.050
03/31/30
209,913
556,726
Electric – 0.0%
Emera  U.S. Finance LP ( Canada )
50,000 4.750
06/15/46
40,392
Energy – 0.3%
Canadian Natural Resources Ltd. ( Canada )
85,000 6.250
03/15/38
87,477
Canadian Natural Resources Ltd. , GMTN ( Canada )
100,000 4.950
06/01/47
87,111
Cenovus Energy, Inc. ( Canada )
100,000 2.650
01/15/32
82,351
19,000 5.250
06/15/37
17,838
Enbridge, Inc. ( Canada )
110,000 3.125
11/15/29
98,998
84,000 6.200
11/15/30
87,797
15,000 5.500
12/01/46
14,238
100,000 3.400
08/01/51
67,382
( 3M U.S. T-Bill MMY +
3.903% )
15,000 6.250
03/01/78
(c)
14,306
TotalEnergies Capital International SA ( France )
185,000 3.455
02/19/29
173,530
200,000 2.829
01/10/30
178,626
100,000 3.127
05/29/50
67,890
TransCanada PipeLines Ltd. ( Canada )
250,000 4.250
05/15/28
240,304
Transcanada Trust , Series 16-A ( Canada )
( 3M USD LIBOR + 4.640% )
160,000 5.875
08/15/76
(c)
156,800
1,374,648
Financial Company – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
455,000 3.300
01/30/32
389,016
Food and Beverage – 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
180,000 4.900
02/01/46
165,225
Anheuser-Busch InBev Finance, Inc. ( Belgium )
55,000 4.700
02/01/36
51,945
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Food and Beverage – (continued)
Anheuser-Busch InBev Finance, Inc. (Belgium) – (continued)
$ 100,000 4.900%
02/01/46
$ 90,507
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
300,000 3.500
06/01/30
277,345
46,000 4.375
04/15/38
41,549
8,000 4.600
04/15/48
7,023
108,000 5.550
01/23/49
108,001
90,000 4.750
04/15/58
79,282
820,877
Forest Products & Paper – 0.1%
Suzano Austria GmbH ( Brazil )
200,000 6.000
01/15/29
198,144
Insurance – 0.1%
Fairfax Financial Holdings Ltd. ( Canada )
400,000 3.375
03/03/31
346,406
Internet – 0.1%
JD.com, Inc. ( China )
200,000 3.875
04/29/26
194,279
Lodging – 0.1%
Sands China Ltd. ( Macau )
299,000 3.250
08/08/31
252,281
Media – 0.0%
Grupo Televisa SAB ( Mexico )
100,000 6.625
03/18/25
100,372
Mining – 0.0%
Southern Copper Corp. ( Mexico )
55,000 3.875
04/23/25
53,923
85,000 5.875
04/23/45
83,868
Teck Resources Ltd. ( Canada )
40,000 6.250
07/15/41
39,872
177,663
Multi-National – 1.0%
Asian Development Bank , GMTN ( Supranational )
380,000 0.625
10/08/24
373,794
360,000 1.000
04/14/26
334,854
400,000 2.625
01/12/27
378,997
400,000 2.750
01/19/28
374,067
European Investment Bank ( Supranational )
400,000 0.375
03/26/26
369,078
400,000 3.875
03/15/28
389,134
Inter-American Development Bank , GMTN ( Supranational )
300,000 1.750
03/14/25
291,985
400,000 2.000
06/02/26
377,661
International Bank for Reconstruction & Development , Series
GDIF ( Supranational )
400,000 2.500
07/29/25
388,292
International Finance Corp. , GMTN ( Supranational )
370,000 3.625
09/15/25
362,944
320,000 0.750
10/08/26
290,909
3,931,715
Oil Company-Integrated – 0.3%
Petroleos Mexicanos ( Mexico )
170,000 6.875
08/04/26
165,275
100,000 5.350
02/12/28
89,255
235,000 5.950
01/28/31
190,697
229,000 10.000
02/07/33
230,756
70,000 6.375
01/23/45
45,868

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Oil Company-Integrated – (continued)
Petroleos Mexicanos (Mexico) – (continued)
$ 140,000 6.950%
01/28/60
$ 93,147
QatarEnergy ( Qatar )
284,000 3.300
07/12/51
(e)
194,992
Saudi Arabian Oil Co. ( Saudi Arabia )
300,000 2.250
11/24/30
(e)
250,116
1,260,106
Pharmaceuticals – 0.1%
Astrazeneca Finance LLC ( United Kingdom )
118,000 2.250
05/28/31
99,430
400,000 5.000
02/26/34
395,673
495,103
Technology – 0.1%
NXP BV / NXP Funding LLC ( China )
40,000 5.350
03/01/26
39,847
NXP BV / NXP Funding LLC / NXP USA, Inc. ( China )
102,000 3.400
05/01/30
92,459
129,000 2.500
05/11/31
107,725
83,000 5.000
01/15/33
80,866
320,897
Telecommunications – 0.1%
America Movil SAB de CV ( Mexico )
280,000 3.625
04/22/29
260,142
200,000 2.875
05/07/30
175,493
435,635
Transportation – 0.0%
Canadian Pacific Railway Co. ( Canada )
192,000 2.450
12/02/31
174,059
Wirelines – 0.1%
Deutsche Telekom International Finance BV ( Germany )
15,000 8.750
06/15/30
17,489
Orange SA ( France )
82,000 9.000
03/01/31
98,355
Telefonica Emisiones SA ( Spain )
260,000 4.895
03/06/48
223,389
Telefonica Europe BV ( Spain )
50,000 8.250
09/15/30
56,504
395,737
TOTAL FOREIGN CORPORATE DEBT
(Cost $25,571,708)
24,778,809
a
Sovereign Debt Obligations – 2.6%
Sovereign – 2.6%
Abu Dhabi Government International Bond
282,000 2.125
09/30/24
(e)
278,338
200,000 2.500
04/16/25
(e)
194,727
200,000 1.625
06/02/28
(e)
175,943
200,000 2.700
09/02/70
(e)
112,401
Chile Government International Bond
350,000 2.750
01/31/27
327,123
200,000 2.450
01/31/31
169,457
200,000 3.860
06/21/47
154,775
200,000 3.500
01/25/50
142,975
China Government International Bond
200,000 0.750
10/26/24
(e)
196,360
Principal
Amount Interest Rate Maturity Date Value
a
Sovereign Debt Obligations – (continued)
Sovereign – (continued)
Colombia Government International Bond
$ 200,000 3.875%
04/25/27
$ 187,275
200,000 4.500
03/15/29
181,500
100,000 6.125
01/18/41
83,942
220,000 5.000
06/15/45
154,984
Finance Department Government of Sharjah
300,000 4.000
07/28/50
(e)
193,293
Hungary Government International Bond
300,000 6.125
05/22/28
(e)
305,751
Indonesia Government International Bond
200,000 3.850
10/15/30
184,581
200,000 4.650
09/20/32
192,167
280,000 4.850
01/11/33
273,143
200,000 3.700
10/30/49
150,994
200,000 5.650
01/11/53
201,760
Israel Government International Bond
200,000 4.500
01/17/33
180,125
Malaysia Sovereign Sukuk Bhd
300,000 3.043
04/22/25
(e)
293,740
Mexico Government International Bond
338,000 4.150
03/28/27
326,655
250,000 3.250
04/16/30
219,895
282,000 4.750
04/27/32
262,953
250,000 3.500
02/12/34
204,836
200,000 4.350
01/15/47
151,689
262,000 3.771
05/24/61
163,644
Panama Government International Bond
192,000 6.700
01/26/36
185,280
244,000 4.500
04/01/56
157,990
200,000 4.500
01/19/63
127,500
Perusahaan Penerbit SBSN Indonesia III
350,000 4.550
03/29/26
(e)
346,938
200,000 2.800
06/23/30
(e)
175,333
200,000 2.550
06/09/31
(e)
168,117
Peruvian Government International Bond
119,000 2.783
01/23/31
100,555
150,000 1.862
12/01/32
112,113
100,000 8.750
11/21/33
120,362
85,000 3.300
03/11/41
62,048
Philippine Government International Bond
200,000 3.750
01/14/29
187,892
338,000 2.457
05/05/30
291,077
220,000 5.609
04/13/33
225,286
229,000 6.375
10/23/34
248,811
200,000 2.650
12/10/45
128,592
Province of Alberta Canada
50,000 3.300
03/15/28
47,381
Province of Ontario Canada
30,000 1.050
05/21/27
26,900
30,000 1.600
02/25/31
24,633
Province of Quebec Canada
90,000 0.600
07/23/25
85,350
25,000 2.750
04/12/27
23,609
Qatar Government International Bond
280,000 3.400
04/16/25
(e)
274,608
270,000 3.750
04/16/30
(e)
254,365
200,000 4.817
03/14/49
(e)
182,470
Republic of Poland Government International Bond
30,000 3.250
04/06/26
29,113

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Principal
Amount Interest Rate Maturity Date Value
a
Sovereign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Poland Government International Bond – (continued)
$ 100,000 5.750%
11/16/32
$ 103,303
Romanian Government International Bond
16,000 3.000
02/14/31
(e)
13,273
108,000 5.125
06/15/48
(e)
90,845
Saudi Government International Bond
300,000 2.900
10/22/25
(e)
289,773
300,000 4.750
01/18/28
(e)
296,462
326,000 4.875
07/18/33
(e)
316,878
300,000 5.000
01/18/53
(e)
262,976
Uruguay Government International Bond
15,000 4.375
01/23/31
14,550
174,000 5.100
06/18/50
162,799
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $11,625,179)
10,802,208
a
U.S. Government Agency Obligations – 0.2%
Federal Home Loan Banks
200,000 0.375
09/04/25
188,557
250,000 1.250
12/21/26
229,068
Federal Home Loan Mortgage Corp. , MTN
700,000 –
11/15/38
(d)
341,381
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $797,636)
759,006
a
U.S. Treasury Obligations – 4.2%
a
U.S. Treasury Bonds
10,493,000 2.750
(a)
08/15/42
7,971,810
6,084,000 2.375
(a)
11/15/49
3,981,355
9,291,000 2.000
(a)
02/15/50
5,557,244
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,200,192)
17,510,409
Shares
Dividend
Rate Value
aa a
Investment Company – 5.2%
(f)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
21,498,916 5.227% $ 21,498,916
(Cost $21,498,916)
TOTAL INVESTMENTS – 107.1%
(Cost $468,942,138)
$ 445,314,847
LIABILITIES IN EXCESS OF OTHER ASSETS
– (7.1)%
(29,429,414)
NET ASSETS – 100.0%
$ 415,885,433
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(b) TBA (To Be Announced) Securities are purchased on a
forward commitment basis with an approximate principal
amount and no defined maturity date. The actual principal
and maturity date will be determined upon settlement when
the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any)
amounts to $38,090,781 which represents approximately 9.2%
of the Fund’s net assets as of May 31, 2024.
(c) Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2024.
(d) Issued with a zero coupon. Income is recognized through the accretion of discount.
(e) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(f) Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Insured by Government National Mortgage
Association
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
T-Bill — Treasury Bill
FORWARD SALES CONTRACTS
— At May 31, 2024, the Fund had the following forward sales contracts:
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
FNMA 2.000 % TBA-15yr 06/01/39 $ (1,000,000) $ (874,141)
FNMA 2.500 TBA-30yr 06/01/54 (11,000,000) (8,880,781)
FNMA 4.500 TBA-30yr 06/01/54 (1,000,000) (936,953)
FNMA 5.000 TBA-30yr 06/01/54 (2,000,000) (1,926,250)

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
GNMA 2.500 % TBA-30yr 06/20/54 $ (1,000,000) $ (832,578)
Total (Proceed Receivable $13,508,945)
$ (13,450,703)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
Additional Investment Information  ( continued )
**End swaps header** (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
May 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).
GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated the Advisor as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”.) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-
denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.
ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2024:
Access Emerging Markets USD Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 7,751,430 $ —
Sovereign Debt Obligations — 49,993,817 —
Investment Company 116,933 — —
Total
$ 116,933 $ 57,745,247 $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
€ 1.00 € 1.00 € 1.00
Access High Yield Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 140,637,030 $ —
Foreign Corporate Debt — 8,500,478 —
Investment Company 1,752,062 — —
Total
$ 1,752,062 $ 149,137,508 $ —
€ 1.00 € 1.00 € 1.00
Access Inflation Protected USD Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
U.S. Treasury Inflation Indexed Bond $ 120,819,385 $ — $ —
Investment Company 475,624 — —
Total
$ 121,295,009 $ — $ —
€ 1.00 € 1.00 € 1.00
Access Investment Grade Corporate 1-5 Year Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 7,710,145 $ —
Foreign Corporate Debt — 1,431,982 —
Total
$ — $ 9,142,127 $ —
€ 1.00 € 1.00 € 1.00
Access Investment Grade Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 644,562,463 $ —
Foreign Corporate Debt — 142,799,522 —
Investment Company 4,800,912 — —
Total
$ 4,800,912 $ 787,361,985 $ —
€ 1.00 € 1.00 € 1.00
Access Treasury 0-1 Year ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
$ 102,684,353 $ — $ —
U.S. Treasury Bills 4,606,635,939 — —
U.S. Treasury Notes 567,777,780 — —
Total
$ 5,277,098,072 $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk
— The Index relies on various sources of information to assess the criteria of issuers included in the
Index,(or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Index Risk (each Fund except Goldman Sachs Access Ultra Short Bond ETF)
— FTSE Fixed Income LLC (the “Index
Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets
Derivative Type
Access Ultra Short Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset-Backed Securities $ — $ 182,540,215 $ —
Certificate of Deposit — 20,199,683 —
Corporate Obligations — 99,843,572 —
Foreign Corporate Debt — 113,865,788 —
Mortgage-Backed Securities — 116,835,921 —
U.S. Government Agency Obligations — 112,099 —
U.S. Treasury Notes 27,503,326 — —
Short-Term Investment 2,988,796 27,631,132 —
Investment Company 1,296,855 — —
Total
$ 31,788,977 $ 561,028,410 $ —
€ 1.00 € 1.00 € 1.00
Access U.S. Aggregate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 89,068,146 $ —
Foreign Corporate Debt — 24,778,809 —
Mortgage-Backed Securities — 110,657,803 —
Sovereign Debt Obligations 207,873 10,594,335 —
U.S. Government Agency Obligations — 759,006 —
U.S. Treasury Bonds 42,529,815 — —
U.S. Treasury Notes 127,709,735 — —
U.S. Treasury Obligations 17,510,409 — —
Investment Company 21,498,916 — —
Total
$ 209,456,748 $ 235,858,099 $ —
Liabilities
Fixed Income
Forward Sales Contracts $ — $ (13,450,703) $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the
Fund and its shareholders. The FTSE Goldman Sachs Emerging Markets USD Bond Index is new and has limited performance history.
Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have a adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
Industry Concentration Risk — In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. A Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments.
Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transactions Risk —
A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except the Access
Ultra Short Bond ETF) trading individually or in the aggregate at any point in time.
Sampling Risk — The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)